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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 9/30


Date of reporting period: 6/30/11


Item 1. Schedule of Investments.

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                           Value
-----------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities -- 1.0%

 $ 5,389,000            Bear Stearns Commercial Mortgage Securities
                        5.5370%,  10/12/41                                                 $     5,896,536
 4,749,000              Commercial Mortgage Pass Through Certificates
                        6.0084%,  12/10/49@                                                      5,216,207
 5,107,483              DBUBS Mortgage Trust
                        3.7420%,  6/1/17 (144A)                                                  5,223,980
 5,120,000              FREMF Mortgage Trust
                        4.7266%,  1/25/21 (144A)@                                                4,769,600
 7,214,000              FREMF Mortgage Trust
                        4.7706%,  4/25/44 (144A)@                                                7,031,396
 3,114,000              Goldman Sachs Group, Inc.
                        4.7530%,  3/10/44 (144A)                                                 3,150,474
 4,905,000              GS Mortgage Securities Corp. II
                        5.5600%,  11/10/39                                                       5,315,281
 3,277,000              JPMorgan Chase Commercial Mortgage Securities Corp.
                        5.6330%,  12/5/27 (144A)                                                 3,578,154
 5,571,000              JPMorgan Chase Commercial Mortgage Securities Corp.
                        4.3110%,  8/5/32 (144A)                                                  5,400,830
 3,246,000              JPMorgan Chase Commercial Mortgage Securities Corp.
                        6.0671%,  4/15/45@                                                       3,602,579
 5,631,000              JPMorgan Chase Commercial Mortgage Securities Corp.
                        4.7171%,  2/15/46 (144A)                                                 5,685,788
 4,856,000              Morgan Stanley Capital I
                        3.8840%,  2/15/16 (144A)                                                 4,993,315
 3,000,000              Oxbow Resources LLC
                        4.9690%,  5/1/36 (144A)                                                  3,037,500
 2,781,000              SLM Student Loan Trust
                        4.3700%,  4/17/28 (144A)                                                 2,881,623
 3,040,000              SLM Student Loan Trust
                        2.6871%,  1/15/43 (144A)@                                                3,055,899
-----------------------------------------------------------------------------------------------------------

Total Asset-Backed/Commercial Mortgage-Backed Securities  (cost $68,347,057)                    68,839,162
-----------------------------------------------------------------------------------------------------------

Bank Loans -- 0.8%
Aerospace and Defense - Equipment -- 0.2%
 11,643,490             TransDigm, Inc.
                        4.0000%,  2/14/17@                                                      11,662,469
Auction House - Art Dealer -- 0.1%
 4,824,000              Adesa, Inc.
                        5.0000%,  4/26/17@                                                       4,854,150
Automotive - Cars and Light Trucks -- 0%
 1,715,805              Ford Motor Co.
                        2.9400%,  12/15/13@                                                      1,713,746
Data Processing and Management -- 0%
 1,637,625              Fidelity National Information
                        5.2500%,  7/18/16@                                                       1,642,538
Electric - Generation -- 0.1%
 5,071,290              AES Corp.
                        4.2500%,  5/28/18@                                                       5,072,203
Food - Canned -- 0.2%
 12,290,000             Del Monte Foods Co.
                        4.5000%,  3/8/18@                                                       12,248,337
Retail - Apparel and Shoe -- 0.1%
 4,283,206              Phillips-Van Heusen Corp.
                        3.5000%,  5/6/16@                                                        4,287,018
Retail - Restaurants -- 0.1%
 9,711,156              DineEquity, Inc.
                        4.2500%,  10/19/17@                                                      9,709,602
Telecommunication Equipment -- 0%
 2,960,580              CommScope, Inc.
                        5.0000%,  1/14/18@                                                       2,977,248
-----------------------------------------------------------------------------------------------------------

Total Bank Loans  (cost $54,000,883)                                                            54,167,311
-----------------------------------------------------------------------------------------------------------

Common Stock -- 57.3%
Aerospace and Defense -- 1.1%
                  992,754 Boeing Co.                                                            73,394,303
Agricultural Chemicals -- 0.8%
                  775,111 Syngenta A.G. (ADR)**                                                 52,366,499
Apparel Manufacturers -- 1.5%
                  571,525 Coach, Inc.                                                           36,537,593
                  500,370 Polo Ralph Lauren Corp.                                               66,354,066
                                                                                               102,891,659
Athletic Footwear -- 1.4%
                1,096,642 NIKE, Inc. - Class B                                                  98,675,847
Automotive - Cars and Light Trucks -- 1.4%
                  694,470 Daimler A.G.                                                          52,335,259
                3,048,835 Ford Motor Co.*                                                       42,043,435
                                                                                                94,378,694
Broadcast Services and Programming -- 0.3%
                  494,860 Scripps Networks Interactive, Inc. - Class A                          24,188,757
Cable/Satellite Television -- 1.3%
                  836,055 DIRECTV - Class A*                                                    42,488,315
                  572,905 Time Warner Cable, Inc. - Class A                                     44,709,506
                                                                                                87,197,821
Casino Hotels -- 0.5%
                  805,555 Las Vegas Sands Corp.*                                                34,002,477
Chemicals - Diversified -- 2.3%
                2,430,945 E.I. du Pont de Nemours & Co.                                        131,392,577
                  758,135 LyondellBasell Industries N.V.                                        29,203,360
                                                                                               160,595,937
Commercial Banks -- 2.9%
                1,749,315 CIT Group, Inc.*                                                      77,424,682
                  758,600 ICICI Bank, Ltd. (ADR)                                                37,398,980
                1,715,660 Itau Unibanco Holding S.A. (ADR)                                      40,403,793
                1,723,420 Standard Chartered PLC**                                              45,280,278
                                                                                               200,507,733
Commercial Services - Finance -- 1.4%
                  209,775 MasterCard, Inc. - Class A                                            63,213,598
                1,805,722 Western Union Co.                                                     36,168,612
                                                                                                99,382,210
Computer Services -- 0.5%
                  498,680 Cognizant Technology Solutions Corp.*                                 36,573,191
Computers -- 1.0%
                  207,114 Apple, Inc.*                                                          69,521,956
Computers - Integrated Systems -- 0.7%
                  762,590 Teradata Corp.*                                                       45,907,918
Computers - Memory Devices -- 0.9%
                1,152,385 NetApp, Inc.*                                                         60,822,880
Cosmetics and Toiletries -- 1.2%
                  690,805 Colgate-Palmolive Co.                                                 60,383,265
                  190,590 Estee Lauder Cos., Inc. - Class A                                     20,048,162
                                                                                                80,431,427
Diversified Banking Institutions -- 2.7%
                1,213,015 Citigroup, Inc.                                                       50,509,944
                1,397,287 Credit Suisse Group A.G. (ADR)**                                      54,522,139
                3,607,398 Morgan Stanley                                                        83,006,228
                                                                                               188,038,311
E-Commerce/Services -- 2.0%
                2,536,335 eBay, Inc.*                                                           81,847,531
                  209,925 Netflix, Inc.*                                                        55,145,198
                                                                                               136,992,729
Electric Products - Miscellaneous -- 0.6%
                  794,197 Emerson Electric Co.                                                  44,673,581
Electronic Components - Miscellaneous -- 0.4%
                  766,610 TE Connectivity, Ltd. (U.S. Shares)**                                 28,180,584
Electronic Components - Semiconductors -- 0.5%
                  531,831 Microchip Technology, Inc.                                            20,161,713
                1,518,730 ON Semiconductor Corp.*                                               15,901,103
                                                                                                36,062,816
Electronic Connectors -- 0.6%
                  764,695 Amphenol Corp. - Class A                                              41,285,883
Electronic Forms -- 0.5%
                1,170,430 Adobe Systems, Inc.*                                                  36,810,024
Enterprise Software/Services -- 1.9%
                4,039,511 Oracle Corp.                                                         132,940,307
Finance - Other Services -- 1.2%
                2,393,188 NYSE Euronext                                                         82,014,553
Food - Miscellaneous/Diversified -- 0.6%
                  643,401 Nestle S.A.**                                                         39,998,786
Hotels and Motels -- 0.6%
                1,158,285 Marriott International, Inc. - Class A                                41,107,535
Investment Management and Advisory Services -- 1.0%
                4,089,005 Blackstone Group L.P.                                                 67,713,923
Life and Health Insurance -- 0.5%
                  528,370 AFLAC, Inc.                                                           24,664,312
                1,179,815 Prudential PLC**                                                      13,632,430
                                                                                                38,296,742
Machinery - Farm -- 0.3%
                  288,495 Deere & Co.                                                           23,786,413
Medical - Biomedical and Genetic -- 1.7%
                  987,848 Celgene Corp.*                                                        59,586,991
                1,437,760 Gilead Sciences, Inc.*                                                59,537,642
                                                                                               119,124,633
Medical - Drugs -- 2.9%
                  383,305 Allergan, Inc.                                                        31,910,141
                2,438,975 Bristol-Myers Squibb Co.                                              70,632,716
                  570,835 Endo Pharmaceuticals Holdings, Inc.*                                  22,930,442
                1,895,335 Pfizer, Inc.                                                          39,043,901
                  383,930 Shire PLC (ADR)                                                       36,170,045
                                                                                               200,687,245
Medical - Generic Drugs -- 1.0%
                2,684,280 Mylan, Inc.*                                                          66,221,188
Medical - HMO -- 0.5%
                  418,075 Humana, Inc.                                                          33,671,761
Metal - Copper -- 0.8%
                1,042,706 Freeport-McMoRan Copper & Gold, Inc. - Class B                        55,159,147
Metal Processors and Fabricators -- 0.5%
                  230,102 Precision Castparts Corp.                                             37,886,294
Non-Hazardous Waste Disposal -- 0.3%
                  487,005 Waste Management, Inc.                                                18,150,676
Oil - Field Services -- 1.5%
                  383,845 Baker Hughes, Inc.                                                    27,851,793
                  575,070 Halliburton Co.                                                       29,328,570
                  538,485 Schlumberger, Ltd. (U.S. Shares)                                      46,525,104
                                                                                               103,705,467
Oil Companies - Exploration and Production -- 2.2%
                1,912,055 Canadian Natural Resources, Ltd.                                      80,038,622
                  687,461 Occidental Petroleum Corp.                                            71,523,443
                                                                                               151,562,065
Oil Companies - Integrated -- 2.6%
                  716,245 Chevron Corp.                                                         73,658,636
                1,400,884 Hess Corp.                                                           104,730,088
                                                                                               178,388,724
Pharmacy Services -- 1.0%
                1,341,585 Express Scripts, Inc. - Class A*                                      72,418,758
Pipelines -- 0.6%
                  953,840 Enterprise Products Partners L.P.                                     41,215,426
Retail - Major Department Stores -- 0.2%
                  307,550 Nordstrom, Inc.                                                       14,436,397
Semiconductor Equipment -- 0.3%
                1,533,515 Applied Materials, Inc.                                               19,951,030
Super-Regional Banks -- 0.9%
                2,358,320 U.S. Bancorp.                                                         60,160,743
Telephone - Integrated -- 0.2%
                  413,481 CenturyLink, Inc.                                                     16,717,037
Television -- 1.6%
                3,818,344 CBS Corp. - Class B                                                  108,784,621
Tobacco -- 2.3%
                1,748,216 Altria Group, Inc.                                                    46,170,385
                1,695,226 Philip Morris International, Inc.                                    113,190,240
                                                                                               159,360,625
Toys -- 1.0%
                2,415,135 Mattel, Inc.                                                          66,392,061
Transportation - Railroad -- 2.2%
                  391,394 Canadian National Railway Co. (U.S. Shares)                           31,272,381
                1,162,213 Union Pacific Corp.                                                  121,335,037
                                                                                               152,607,418
Transportation - Services -- 0.4%
                  569,750 Expeditors International of Washington, Inc.                          29,165,503
-----------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $3,219,805,220)                                                    3,964,508,315
-----------------------------------------------------------------------------------------------------------

Corporate Bonds -- 30.6%
Advertising Services -- 0.1%
 $ 1,737,000            WPP Finance UK
                        5.8750%,  6/15/14**                                                      1,907,942
 7,038,000              WPP Finance UK
                        8.0000%,  9/15/14**                                                      8,255,848
                                                                                                10,163,790
Agricultural Chemicals -- 0.4%
 15,933,000             CF Industries, Inc.
                        6.8750%,  5/1/18                                                        18,064,039
 6,037,000              CF Industries, Inc.
                        7.1250%,  5/1/20                                                         7,025,559
 4,805,000              Incitec Pivot, Ltd.
                        4.0000%,  12/7/15 (144A)                                                 4,907,029
                                                                                                29,996,627
Apparel Manufacturers -- 0.1%
 7,088,000              Hanesbrands, Inc.
                        3.7695%,  12/15/14@                                                      7,043,700
Automotive - Cars and Light Trucks -- 0.2%
 12,318,000             Daimler Finance North America LLC
                        6.5000%,  11/15/13                                                      13,703,590
 2,329,000              Kia Motors Corp.
                        3.6250%,  6/14/16 (144A)                                                 2,303,838
                                                                                                16,007,428
Beverages - Non-Alcoholic -- 0.6%
 23,313,000             Coca-Cola Co.
                        0.7500%,  11/15/13                                                      23,194,617
 15,848,000             Coca-Cola Co.
                        1.5000%,  11/15/15                                                      15,559,123
 3,806,000              PepsiCo, Inc.
                        3.7500%,  3/1/14                                                         4,061,447
                                                                                                42,815,187
Beverages - Wine and Spirits -- 0.4%
 26,389,000             Pernod-Ricard S.A.
                        5.7500%,  4/7/21 (144A)                                                 27,551,620
Building - Residential and Commercial -- 0.2%
 4,249,000              D.R. Horton, Inc.
                        7.8750%,  8/15/11                                                        4,272,369
 6,135,000              MDC Holdings, Inc.
                        5.3750%,  12/15/14                                                       6,497,904
                                                                                                10,770,273
Building Products - Cement and Aggregate -- 0.3%
 3,417,000              CRH America, Inc.
                        4.1250%,  1/15/16                                                        3,495,984
 6,306,000              CRH America, Inc.
                        5.7500%,  1/15/21                                                        6,593,175
 10,999,000             Hanson, Ltd.
                        6.1250%,  8/15/16**                                                     11,603,945
                                                                                                21,693,104
Cable/Satellite Television -- 0.1%
 7,262,000              Comcast Corp.
                        5.1500%,  3/1/20                                                         7,818,930
Chemicals - Diversified -- 0.8%
 35,151,000             Lyondell Chemical Co.
                        8.0000%,  11/1/17 (144A)                                                39,105,487
 12,303,000             Lyondell Chemical Co.
                        11.0000%,  5/1/18                                                       13,779,360
                                                                                                52,884,847
Chemicals - Specialty -- 0.2%
 12,933,000             Ashland, Inc.
                        9.1250%,  6/1/17                                                        14,549,625
Coatings and Paint Products -- 0.4%
 12,734,000             RPM International, Inc.
                        6.1250%,  10/15/19                                                      13,642,278
 10,192,000             Sherwin-Williams Co.
                        3.1250%,  12/15/14                                                      10,763,088
                                                                                                24,405,366
Commercial Banks -- 2.3%
 21,104,000             American Express Bank FSB
                        5.5000%,  4/16/13                                                       22,576,975
 26,678,000             Bank of Montreal
                        2.6250%,  1/25/16 (144A)                                                27,147,640
 11,921,000             CIT Group, Inc.
                        5.2500%,  4/1/14 (144A)                                                 11,861,395
 7,221,294              CIT Group, Inc.
                        7.0000%,  5/1/14                                                         7,311,560
 9,789,000              CIT Group, Inc.
                        6.6250%,  4/1/18 (144A)                                                 10,205,032
 9,140,000              Credit Suisse New York
                        5.0000%,  5/15/13**                                                      9,756,164
 11,848,000             HSBC Bank USA NA
                        4.8750%,  8/24/20                                                       11,664,759
 15,729,000             Royal Bank of Scotland PLC
                        3.9500%,  9/21/15**                                                     15,802,848
 9,449,000              Royal Bank of Scotland PLC
                        4.3750%,  3/16/16**                                                      9,531,518
 11,602,000             Standard Chartered PLC
                        3.2000%,  5/12/16 (144A)**                                              11,490,017
 12,066,000             SVB Financial Group
                        5.3750%,  9/15/20                                                       12,124,110
 11,212,000             Zions Bancorp.
                        7.7500%,  9/23/14                                                       12,293,453
                                                                                               161,765,471
Commercial Services - Finance -- 0.4%
 26,619,000             Verisk Analytics, Inc.
                        5.8000%,  5/1/21                                                        28,234,747
Computers - Memory Devices -- 0.3%
 12,151,000             Seagate Technology
                        6.3750%,  10/1/11                                                       12,272,510
 10,029,000             Seagate Technology
                        10.0000%,  5/1/14 (144A)                                                11,633,640
                                                                                                23,906,150
Containers - Metal and Glass -- 0.1%
 6,392,000              Ball Corp.
                        5.7500%,  5/15/21                                                        6,407,980
Data Processing and Management -- 0.2%
 7,852,000              Fiserv, Inc.
                        3.1250%,  10/1/15                                                        7,947,394
 3,299,000              Fiserv, Inc.
                        3.1250%,  6/15/16                                                        3,281,644
 3,299,000              Fiserv, Inc.
                        4.7500%,  6/15/21                                                        3,281,337
                                                                                                14,510,375
Diversified Banking Institutions -- 2.0%
 2,937,000              Ally Financial, Inc.
                        6.8750%,  9/15/11                                                        2,959,028
 12,993,000             Bank of America Corp.
                        3.6250%,  3/17/16                                                       13,030,420
 6,976,000              Citigroup, Inc.
                        5.6250%,  8/27/12                                                        7,287,771
 3,310,000              Citigroup, Inc.
                        5.5000%,  4/11/13                                                        3,514,148
 21,257,000             Citigroup, Inc.
                        5.0000%,  9/15/14                                                       22,276,443
 5,718,000              Citigroup, Inc.
                        4.8750%,  5/7/15                                                         5,958,654
 2,656,000              Goldman Sachs Group, Inc.
                        3.7000%,  8/1/15                                                         2,704,520
 8,223,000              Goldman Sachs Group, Inc.
                        3.6250%,  2/7/16                                                         8,312,285
 6,533,000              Goldman Sachs Group, Inc.
                        5.3750%,  3/15/20                                                        6,746,270
 9,660,000              JPMorgan Chase & Co.
                        6.0000%,  1/15/18                                                       10,743,408
 5,671,000              JPMorgan Chase & Co.
                        4.4000%,  7/22/20                                                        5,555,697
 9,264,000              JPMorgan Chase & Co.
                        4.2500%,  10/15/20                                                       9,063,295
 3,378,000              Morgan Stanley
                        5.3000%,  3/1/13                                                         3,571,586
 6,894,000              Morgan Stanley
                        4.0000%,  7/24/15                                                        7,015,962
 7,060,000              Morgan Stanley
                        3.4500%,  11/2/15                                                        6,993,452
 15,043,000             Morgan Stanley
                        5.6250%,  9/23/19                                                       15,436,359
 5,671,000              Morgan Stanley
                        5.5000%,  7/24/20                                                        5,740,135
                                                                                               136,909,433
Diversified Financial Services -- 1.7%
 15,421,000             American Express Travel Related Services Co., Inc.
                        5.2500%,  11/21/11 (144A)                                               15,689,233
 4,415,000              General Electric Capital Corp.
                        4.8000%,  5/1/13                                                         4,688,178
 6,344,000              General Electric Capital Corp.
                        5.9000%,  5/13/14                                                        7,047,607
 29,161,000             General Electric Capital Corp.
                        6.0000%,  8/7/19                                                        32,288,809
 17,795,000             General Electric Capital Corp.
                        5.5000%,  1/8/20                                                        19,056,630
 10,934,000             General Electric Capital Corp.
                        4.6250%,  1/7/21                                                        10,998,357
 20,259,000             General Electric Capital Corp.
                        5.3000%,  2/11/21                                                       21,080,340
 3,434,000              Hyundai Capital Services, Inc.
                        4.3750%,  7/27/16 (144A)                                                 3,521,303
                                                                                               114,370,457
Diversified Minerals -- 0.3%
 4,639,000              Teck Resources, Ltd.
                        7.0000%,  9/15/12                                                        4,933,660
 4,101,000              Teck Resources, Ltd.
                        9.7500%,  5/15/14                                                        4,964,187
 10,132,000             Teck Resources, Ltd.
                        10.2500%,  5/15/16                                                      12,107,740
                                                                                                22,005,587
Diversified Operations -- 0.5%
 6,468,000              Danaher Corp.
                        2.3000%,  6/23/16                                                        6,462,845
 5,491,000              Danaher Corp.
                        3.9000%,  6/23/21                                                        5,469,393
 20,082,000             Tyco Electronics Group S.A.
                        6.0000%,  10/1/12                                                       21,293,868
 2,159,000              Tyco International Finance S.A.
                        4.1250%,  10/15/14                                                       2,296,615
                                                                                                35,522,721
Diversified Operations - Commercial Services -- 0.1%
 6,677,000              ARAMARK Corp.
                        8.5000%,  2/1/15                                                         6,935,734
Electric - Generation -- 0%
 2,120,000              AES Corp.
                        7.7500%,  10/15/15                                                       2,263,100
Electric - Integrated -- 0.9%
 6,191,000              CMS Energy Corp.
                        1.2280%,  1/15/13@                                                       6,129,090
 10,085,000             CMS Energy Corp.
                        4.2500%,  9/30/15                                                       10,372,947
 7,624,000              CMS Energy Corp.
                        5.0500%,  2/15/18                                                        7,835,162
 3,320,000              Great Plains Energy, Inc.
                        4.8500%,  6/1/21                                                         3,330,634
 4,643,000              PPL WEM Holdings PLC
                        3.9000%,  5/1/16 (144A)**                                                4,764,563
 6,269,000              Public Service Co. of Colorado
                        3.2000%,  11/15/20                                                       5,947,350
 8,814,000              Virginia Electric and Power Co.
                        5.1000%,  11/30/12                                                       9,334,819
 11,290,000             Xcel Energy, Inc.
                        4.7000%,  5/15/20                                                       11,739,026
                                                                                                59,453,591
Electronic Components - Semiconductors -- 1.3%
 12,978,000             National Semiconductor Corp.
                        6.1500%,  6/15/12                                                       13,528,436
 17,189,000             National Semiconductor Corp.
                        3.9500%,  4/15/15                                                       18,274,433
 11,892,000             National Semiconductor Corp.
                        6.6000%,  6/15/17                                                       13,996,230
 12,804,000             Texas Instruments, Inc.
                        0.8750%,  5/15/13                                                       12,830,338
 11,643,000             Texas Instruments, Inc.
                        1.3750%,  5/15/14                                                       11,691,656
 22,110,000             Texas Instruments, Inc.
                        2.3750%,  5/16/16                                                       22,116,810
                                                                                                92,437,903
Electronic Connectors -- 0.3%
 18,342,000             Amphenol Corp.
                        4.7500%,  11/15/14                                                      19,984,508
Electronic Measuring Instruments -- 0.1%
 3,878,000              Agilent Technologies, Inc.
                        2.5000%,  7/15/13                                                        3,948,510
Electronics - Military -- 0.7%
 31,360,000             L-3 Communications Corp.
                        6.3750%,  10/15/15                                                      32,222,400
 3,532,000              L-3 Communications Corp.
                        5.2000%,  10/15/19                                                       3,657,047
 10,970,000             L-3 Communications Corp.
                        4.7500%,  7/15/20                                                       10,860,432
                                                                                                46,739,879
Enterprise Software/Services -- 0.2%
 9,541,000              BMC Software, Inc.
                        7.2500%,  6/1/18                                                        11,001,317
Finance - Auto Loans -- 0.7%
 6,170,000              Ford Motor Credit Co. LLC
                        7.2500%,  10/25/11                                                       6,262,587
 6,659,000              Ford Motor Credit Co. LLC
                        7.5000%,  8/1/12                                                         6,968,004
 5,399,000              Ford Motor Credit Co. LLC
                        8.0000%,  6/1/14                                                         5,922,935
 8,405,000              Ford Motor Credit Co. LLC
                        6.6250%,  8/15/17                                                        8,934,860
 18,656,000             Ford Motor Credit Co. LLC
                        5.0000%,  5/15/18                                                       18,592,215
 1,575,000              Hyundai Capital America
                        3.7500%,  4/6/16 (144A)                                                  1,580,591
                                                                                                48,261,192
Finance - Consumer Loans -- 0.2%
 12,913,000             SLM Corp.
                        6.2500%,  1/25/16                                                       13,397,238
Finance - Credit Card -- 0.1%
 9,823,000              American Express Co.
                        6.8000%,  9/1/66@                                                       10,093,133
Finance - Investment Bankers/Brokers -- 1.0%
 6,389,000              Jefferies Group, Inc.
                        3.8750%,  11/9/15                                                        6,492,732
 11,643,000             Jefferies Group, Inc.
                        5.1250%,  4/13/18                                                       11,666,484
 11,264,000             Jefferies Group, Inc.
                        8.5000%,  7/15/19                                                       13,321,775
 8,831,000              Lazard Group LLC
                        7.1250%,  5/15/15                                                        9,936,756
 641,000                Lazard Group LLC
                        6.8500%,  6/15/17                                                          706,921
 11,057,000             Raymond James Financial, Inc.
                        4.2500%,  4/15/16                                                       11,414,760
 9,888,000              TD Ameritrade Holding Corp.
                        4.1500%,  12/1/14                                                       10,469,938
 5,615,000              TD Ameritrade Holding Corp.
                        5.6000%,  12/1/19                                                        6,019,387
                                                                                                70,028,753
Finance - Leasing Companies -- 0.4%
 13,907,000             International Lease Finance Corp.
                        5.7500%,  5/15/16                                                       13,694,459
 14,017,000             International Lease Finance Corp.
                        6.2500%,  5/15/19                                                       13,695,548
                                                                                                27,390,007
Food - Canned -- 0%
 1,417,000              Del Monte Foods, Co.
                        7.6250%,  2/15/19 (144A)                                                 1,431,170
Food - Meat Products -- 0.5%
 348,000                Smithfield Foods, Inc.
                        7.7500%,  5/15/13                                                          377,580
 30,477,000             Tyson Foods, Inc.
                        6.8500%,  4/1/16                                                        33,677,085
                                                                                                34,054,665
Food - Miscellaneous/Diversified -- 0.7%
 9,730,000              Corn Products International, Inc.
                        3.2000%,  11/1/15                                                        9,923,637
 5,701,000              Corn Products International, Inc.
                        6.6250%,  4/15/37                                                        6,165,557
 1,932,000              Kellogg Co.
                        4.2500%,  3/6/13                                                         2,038,979
 6,639,000              Kellogg Co.
                        3.2500%,  5/21/18                                                        6,676,311
 8,082,000              Kraft Foods, Inc.
                        5.3750%,  2/10/20                                                        8,835,226
 10,430,000             Kraft Foods, Inc.
                        6.5000%,  2/9/40                                                        11,585,373
                                                                                                45,225,083
Food - Retail -- 0.1%
 8,629,000              Delhaize Group
                        5.8750%,  2/1/14                                                         9,465,901
Hotels and Motels -- 0.1%
 4,878,000              Hyatt Hotels Corp.
                        5.7500%,  8/15/15 (144A)                                                 5,128,778
 2,089,000              Starwood Hotels & Resorts Worldwide, Inc.
                        6.7500%,  5/15/18                                                        2,313,567
                                                                                                 7,442,345
Investment Management and Advisory Services -- 0.4%
 4,458,000              Ameriprise Financial, Inc.
                        7.3000%,  6/28/19                                                        5,377,164
 3,662,000              Ameriprise Financial, Inc.
                        5.3000%,  3/15/20                                                        3,925,554
 13,443,000             Ameriprise Financial, Inc.
                        7.5180%,  6/1/66@                                                       14,014,327
 7,424,000              FMR LLC
                        6.4500%,  11/15/39 (144A)                                                7,482,197
                                                                                                30,799,242
Life and Health Insurance -- 0%
 2,161,000              Prudential Financial, Inc.
                        4.7500%,  6/13/15                                                        2,311,339
Linen Supply & Related Items -- 0.1%
 4,666,000              Cintas Corp. No. 2
                        2.8500%,  6/1/16                                                         4,702,530
 4,842,000              Cintas Corp. No. 2
                        4.3000%,  6/1/21                                                         4,838,654
                                                                                                 9,541,184
Medical - Biomedical and Genetic -- 0.2%
 2,036,000              Bio-Rad Laboratories, Inc.
                        8.0000%,  9/15/16                                                        2,259,960
 4,101,000              Genzyme Corp.
                        3.6250%,  6/15/15                                                        4,341,454
 5,121,000              Genzyme Corp.
                        5.0000%,  6/15/20                                                        5,499,483
                                                                                                12,100,897
Medical - HMO -- 0%
 1,622,000              Health Care Service Corp.
                        4.7000%,  1/15/21 (144A)                                                 1,664,720
Medical - Hospitals -- 0.2%
 13,127,000             HCA, Inc.
                        9.2500%,  11/15/16                                                      13,931,029
Medical Instruments -- 0.3%
 3,254,000              Boston Scientific Corp.
                        4.5000%,  1/15/15                                                        3,430,930
 9,907,000              Boston Scientific Corp.
                        6.0000%,  1/15/20                                                       10,724,843
 6,631,000              Boston Scientific Corp.
                        7.0000%,  11/15/35                                                       7,101,648
                                                                                                21,257,421
Medical Products -- 0.1%
 7,959,000              CareFusion Corp.
                        4.1250%,  8/1/12                                                         8,203,500
Money Center Banks -- 0.1%
 4,822,000              Lloyds TSB Bank PLC
                        4.8750%,  1/21/16**                                                      4,931,802
 3,856,000              Lloyds TSB Bank PLC
                        6.3750%,  1/21/21**                                                      4,014,308
                                                                                                 8,946,110
Mortgage Banks -- 0.2%
 6,765,000              Abbey National Treasury Services PLC
                        0.0000%,  4/25/14**,@                                                    6,724,627
 7,206,000              Abbey National Treasury Services PLC
                        4.0000%,  4/27/16 **                                                     7,150,600
                                                                                                13,875,227
Multi-Line Insurance -- 0.8%
 8,133,000              American International Group, Inc.
                        5.4500%,  5/18/17                                                        8,494,219
 26,128,000             American International Group, Inc.
                        6.4000%,  12/15/20                                                      28,123,787
 7,935,000              MetLife, Inc.
                        2.3750%,  2/6/14                                                         8,085,924
 4,160,000              MetLife, Inc.
                        6.7500%,  6/1/16                                                         4,842,053
 4,756,000              MetLife, Inc.
                        7.7170%,  2/15/19                                                        5,756,767
                                                                                                55,302,750
Oil and Gas Drilling -- 0.5%
 4,842,000              Ensco PLC
                        3.2500%,  3/15/16**                                                      4,916,349
 8,071,000              Ensco PLC
                        4.7000%,  3/15/21**                                                      8,153,187
 18,597,000             Nabors Industries, Inc.
                        5.0000%,  9/15/20                                                       18,817,114
                                                                                                31,886,650
Oil Companies - Exploration and Production -- 0.2%
 15,869,000             Forest Oil Corp.
                        8.0000%,  12/15/11                                                      16,265,725
Oil Companies - Integrated -- 0.5%
 13,709,000             BP Capital Markets PLC
                        3.1250%,  10/1/15**                                                     14,074,962
 6,244,000              BP Capital Markets PLC
                        4.5000%,  10/1/20**                                                      6,367,594
 6,674,000              Petrobras International Finance Co.
                        3.8750%,  1/27/16                                                        6,796,254
 8,275,000              Petrobras International Finance Co.
                        5.3750%,  1/27/21                                                        8,496,844
                                                                                                35,735,654
Oil Refining and Marketing -- 0.3%
 773,000                Frontier Oil Corp.
                        8.5000%,  9/15/16                                                          827,110
 7,559,000              Motiva Enterprises LLC
                        5.7500%,  1/15/20 (144A)                                                 8,380,935
 9,842,000              NuStar Logistics L.P.
                        4.8000%,  9/1/20                                                         9,922,695
                                                                                                19,130,740
Paper and Related Products -- 0.3%
 16,903,000             Georgia-Pacific LLC
                        5.4000%,  11/1/20 (144A)                                                17,226,388
Pharmacy Services -- 0.1%
 6,882,000              Express Scripts, Inc.
                        3.1250%,  5/15/16                                                        6,924,407
Pipelines -- 1.2%
 4,822,000              Buckeye Partners L.P.
                        4.8750%,  2/1/21                                                         4,864,762
 7,956,000              DCP Midstream Operating L.P.
                        3.2500%,  10/1/15                                                        8,006,552
 1,849,000              El Paso Pipeline Partners Operating Co. LLC
                        6.5000%,  4/1/20                                                         2,069,861
 8,075,000              Energy Transfer Partners L.P.
                        4.6500%,  6/1/21                                                         7,900,015
 2,722,000              Kinder Morgan Energy Partners L.P.
                        5.9500%,  2/15/18                                                        3,032,784
 14,928,000             Kinder Morgan Finance Co. ULC
                        5.7000%,  1/5/16                                                        15,543,780
 11,197,000             Plains All American Pipeline L.P.
                        3.9500%,  9/15/15                                                       11,744,668
 2,872,000              Plains All American Pipeline L.P.
                        8.7500%,  5/1/19                                                         3,613,031
 9,642,000              Plains All American Pipeline L.P.
                        5.0000%,  2/1/21                                                         9,804,458
 5,835,000              TC Pipelines L.P.
                        4.6500%,  6/15/21                                                        5,803,666
 8,609,000              Western Gas Partners L.P.
                        5.3750%,  6/1/21                                                         8,865,118
 3,659,000              Williams Partners L.P.
                        3.8000%,  2/15/15                                                        3,832,784
                                                                                                85,081,479
Property and Casualty Insurance -- 0.1%
 4,798,000              Fidelity National Financial, Inc.
                        6.6000%,  5/15/17                                                        5,064,505
Publishing - Newspapers -- 0%
 1,271,000              Gannett Co., Inc.
                        6.3750%,  9/1/15 (144A)                                                  1,315,485
 1,648,000              Gannett Co., Inc.
                        7.1250%,  9/1/18 (144A)                                                  1,654,180
                                                                                                 2,969,665
Publishing - Periodicals -- 0.2%
 12,690,000             United Business Media, Ltd.
                        5.7500%,  11/3/20 (144A)                                                12,608,530
Real Estate Management/Services -- 0.1%
 5,681,000              CB Richard Ellis Services, Inc.
                        6.6250%,  10/15/20                                                       5,837,228
Real Estate Operating/Development -- 0.1%
 7,722,000              Post Apartment Homes L.P.
                        4.7500%,  10/15/17                                                       7,829,560
Reinsurance -- 0.3%
 10,868,000             Berkshire Hathaway, Inc.
                        2.1250%,  2/11/13                                                       11,151,220
 10,905,000             Berkshire Hathaway, Inc.
                        3.2000%,  2/11/15                                                       11,365,769
                                                                                                22,516,989
REIT - Diversified -- 0.4%
 4,944,000              Goodman Funding Pty, Ltd.
                        6.3750%,  11/12/20 (144A)                                                5,089,690
 20,166,000             Goodman Funding Pty, Ltd.
                        6.3750%,  4/15/21 (144A)                                                20,704,029
                                                                                                25,793,719
REIT - Health Care -- 0.3%
 4,706,000              Senior Housing Properties Trust
                        6.7500%,  4/15/20                                                        5,023,810
 3,133,000              Ventas Realty L.P. / Ventas Capital Corp.
                        6.5000%,  6/1/16                                                         3,236,884
 10,111,000             Ventas Realty L.P. / Ventas Capital Corp.
                        6.7500%,  4/1/17                                                        10,649,290
                                                                                                18,909,984
REIT - Hotels -- 0.3%
 11,744,000             Host Hotels & Resorts, Inc.
                        6.7500%,  6/1/16                                                        12,125,680
 11,654,000             Host Hotels & Resorts, Inc.
                        5.8750%,  6/15/19 (144A)                                                11,668,568
                                                                                                23,794,248
REIT - Office Property -- 0.4%
 3,708,000              Reckson Operating Partnership L.P.
                        6.0000%,  3/31/16                                                        3,972,677
 17,788,000             Reckson Operating Partnership L.P.
                        7.7500%,  3/15/20                                                       20,378,840
                                                                                                24,351,517
REIT - Regional Malls -- 0.7%
 32,905,000             Rouse Co. L.P.
                        6.7500%,  5/1/13 (144A)                                                 34,015,544
 16,760,000             Rouse Co. L.P.
                        6.7500%,  11/9/15                                                       17,283,750
                                                                                                51,299,294
REIT - Shopping Centers -- 0.1%
 4,872,000              Developers Diversified Realty Corp.
                        4.7500%,  4/15/18                                                        4,802,593
Resorts and Theme Parks -- 0.1%
 6,747,000              Vail Resorts, Inc.
                        6.5000%,  5/1/19 (144A)                                                  6,780,735
Retail - Apparel and Shoe -- 0.1%
 3,258,000              Phillips-Van Heusen Corp.
                        7.3750%,  5/15/20                                                        3,486,060
Retail - Computer Equipment -- 0%
 1,151,000              GameStop Corp.
                        8.0000%,  10/1/12                                                        1,168,265
Retail - Regional Department Stores -- 0.6%
 6,015,000              Macy's Retail Holdings, Inc.
                        5.8750%,  1/15/13                                                        6,400,838
 12,531,000             Macy's Retail Holdings, Inc.
                        5.7500%,  7/15/14                                                       13,783,774
 12,193,000             Macy's Retail Holdings, Inc.
                        5.9000%,  12/1/16                                                       13,687,411
 5,696,000              Macy's Retail Holdings, Inc.
                        6.9000%,  4/1/29                                                         6,303,832
                                                                                                40,175,855
Retail - Restaurants -- 0.2%
 13,243,000             Brinker International
                        5.7500%,  6/1/14                                                        14,071,177
Shipbuilding -- 0.1%
 2,629,000              Huntington Ingalls Industries, Inc.
                        6.8750%,  3/15/18 (144A)                                                 2,694,725
 2,520,000              Huntington Ingalls Industries, Inc.
                        7.1250%,  3/15/21 (144A)                                                 2,608,200
                                                                                                 5,302,925
Super-Regional Banks -- 0.4%
 4,842,000              KeyCorp
                        5.1000%,  3/24/21                                                        4,931,543
 3,623,000              PNC Funding Corp.
                        3.6250%,  2/8/15                                                         3,815,946
 6,445,000              SunTrust Banks, Inc.
                        3.6000%,  4/15/16                                                        6,507,529
 13,144,000             Wells Fargo & Co.
                        4.6000%,  4/1/21                                                        13,216,976
                                                                                                28,471,994
Telephone - Integrated -- 0.7%
 4,134,000              CenturyLink, Inc.
                        5.1500%,  6/15/17                                                        4,140,788
 3,967,000              CenturyLink, Inc.
                        7.6000%,  9/15/39                                                        3,815,778
 3,484,000              Qwest Communications International, Inc.
                        7.5000%,  2/15/14                                                        3,536,260
 27,370,000             Qwest Communications International, Inc.
                        7.1250%,  4/1/18                                                        29,388,537
 5,723,000              Sprint Capital Corp.
                        8.3750%,  3/15/12                                                        5,951,920
                                                                                                46,833,283
Television -- 0.2%
 10,058,000             CBS Corp.
                        8.2000%,  5/15/14                                                       11,775,806
Transportation - Railroad -- 0.4%
 2,539,085              CSX Corp.
                        8.3750%,  10/15/14                                                       2,974,106
 9,924,000              Kansas City Southern de Mexico S.A. de C.V.
                        8.0000%,  2/1/18                                                        10,767,540
 4,267,000              Kansas City Southern de Mexico S.A. de C.V.
                        6.6250%,  12/15/20 (144A)                                                4,437,680
 3,908,000              Kansas City Southern de Mexico S.A. de C.V.
                        6.1250%,  6/15/21 (144A)                                                 3,908,000
 1,679,000              Kansas City Southern Railway
                        13.0000%,  12/15/13                                                      1,951,838
                                                                                                24,039,164
Transportation - Services -- 0.1%
 2,055,000              Asciano Finance, Ltd.
                        3.1250%,  9/23/15 (144A)                                                 2,027,599
 3,386,000              Ryder System, Inc.
                        3.6000%,  3/1/16                                                         3,469,356
                                                                                                 5,496,955
Transportation - Truck -- 0.2%
 11,955,000             JB Hunt Transport Services, Inc.
                        3.3750%,  9/15/15                                                       12,074,502
-----------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $2,038,593,178)                                                 2,114,526,462
-----------------------------------------------------------------------------------------------------------

Preferred Stock -- 0.2%
Diversified Financial Services -- 0.2%
                  349,650 Citigroup Capital, 7,8750%                                             9,713,277
Food - Miscellaneous/Diversified -- 0%
                       19 H.J. Heinz Finance Co., 8.0000%  (144A)                                2,057,937
-----------------------------------------------------------------------------------------------------------

Total Preferred Stock  (cost $11,124,094)                                                       11,771,214
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds -- 6.5%
                U.S. Treasury Notes/Bonds:
               60,022,000  0.8750%,  1/31/12                                                    60,284,596
               51,749,000  1.3750%,  2/15/12                                                    52,147,209
               11,347,000  0.8750%,  2/29/12                                                    11,401,920
               25,845,000  0.6250%,  7/31/12                                                    25,950,965
               10,559,000  1.3750%,  9/15/12                                                    10,697,587
                9,842,000  1.1250%,  6/15/13                                                     9,969,257
                9,210,000  1.0000%,  7/15/13                                                     9,307,902
               11,212,000  0.7500%,  8/15/13                                                    11,271,558
                2,959,000  2.7500%,  10/31/13                                                    3,106,950
               10,899,000  1.7500%,  1/31/14                                                    11,201,273
               23,044,000  2.2500%,  1/31/15                                                    23,978,365
               11,862,746  0.5000%,  4/15/15^^                                                  12,372,477
               25,765,000  1.7500%,  5/31/16                                                    25,805,193
               14,205,000  2.3750%,  5/31/18                                                    14,129,571
              141,482,000  3.1250%,  5/15/21                                                   141,084,436
               14,747,000  4.7500%,  2/15/41                                                    15,675,604
               13,626,000  4.3750%,  5/15/41                                                    13,604,743
-----------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $452,414,672)                                           451,989,606
-----------------------------------------------------------------------------------------------------------

U.S. Government Agency Notes -- 2.3%
                Fannie Mae:
                3,361,956  5.0000%,  11/1/33                                                     3,593,108
                6,411,873  5.0000%,  12/1/33                                                     6,857,731
                3,488,261  5.0000%,  2/1/34                                                      3,730,822
                6,926,818  5.5000%,  5/1/35                                                      7,532,077
               27,948,420  5.5000%,  5/1/37                                                     30,407,993
                4,576,032  5.5000%,  3/1/38                                                      4,978,741
                3,537,921  4.5000%,  10/1/40                                                     3,665,581
                3,322,596  5.0000%,  3/1/41                                                      3,551,560
                6,451,468  5.0000%,  4/1/41                                                      6,867,821
                8,308,811  5.0000%,  4/1/41                                                      8,855,417
                9,681,834  4.5000%,  4/1/41                                                     10,061,446
                Freddie Mac:
                6,049,380  5.0000%,  1/1/19                                                      6,537,169
               14,886,000  6.0000%,  1/1/38                                                     16,410,464
                3,494,403  5.5000%,  5/1/38                                                      3,798,102
                9,694,444  5.5000%,  10/1/39                                                    10,536,991
                7,175,139  4.5000%,  1/1/41                                                      7,423,394
                9,722,497  4.5000%,  5/1/41                                                     10,088,512
               16,521,091  5.0000%,  5/1/41                                                     17,599,958
-----------------------------------------------------------------------------------------------------------

Total U.S. Government Agency Notes  (cost $163,297,105)                                        162,496,887
-----------------------------------------------------------------------------------------------------------

Money Market -- 1.3%
               89,309,504 Janus Cash Liquidity Fund LLC, 0%
                             (cost $89,309,504)                                                 89,309,504
-----------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,096,889,585) - 100%                                       $ 6,917,608,461
-----------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
                                                     % of Investment
Country                                      Value        Securities
---------------------------------------------------------------------
Australia                         $     32,728,347              0.5%
Belgium                                  9,465,901              0.1%
Brazil                                  40,403,793              0.6%
Canada                                 176,008,010              2.5%
Cayman Islands                          39,199,248              0.6%
France                                  27,551,620              0.4%
Germany                                 52,335,259              0.8%
India                                   37,398,980              0.5%
Jersey                                  36,170,045              0.5%
Luxembourg                              23,590,483              0.3%
Mexico                                  19,113,220              0.3%
Netherlands                             29,203,360              0.4%
Netherlands Antilles                    46,525,104              0.7%
South Korea                              5,825,141              0.1%
Switzerland                            184,824,172              2.7%
United Kingdom                         178,602,818              2.6%
United States++                      5,978,662,960             86.4%
---------------------------------------------------------------------
Total                             $  6,917,608,461            100.0%
---------------------------------------------------------------------

++    Includes Cash Equivalents (85.1% excluding Cash Equivalents).

Forward Currency Contracts, Open
As of June 30, 2011

Counterparty/Currency                                  Currency                      Unrealized
Sold/(Purchased) and                                Units Sold/        Currency     Appreciation/
Settlement Date                                     (Purchased)    Value U.S. $    (Depreciation)
--------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
   British Pound 8/18/11                             12,210,000      19,581,224          (42,049)
   Swiss Franc 8/18/11                               23,600,000      28,086,729          121,342
--------------------------------------------------------------------------------------------------
                                                                     47,667,953           79,293
                                                                     -----------------------------
HSBC Securities (USA), Inc.:
   British Pound 8/25/11                             11,875,000      19,042,140          (29,968)
   Swiss Franc 8/25/11                                6,800,000       8,093,205          (43,772)
--------------------------------------------------------------------------------------------------
                                                                     27,135,345          (73,740)
JPMorgan Chase & Co.:
   British Pound 8/4/11                               4,400,000       7,057,663          120,761
--------------------------------------------------------------------------------------------------
Total                                                                81,860,961          126,314
                                                                     -----------------------------



Notes to Schedule of Investments (unaudited)


ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

ULC               Unlimited Liability Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

^^    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2011 are indicated in the table below:

                                                                    Value as a
                                                                    % of Total
Fund                                                     Value      Investments
--------------------------------------------------------------------------------
Janus Balanced Fund                               $373,455,037             5.4%
--------------------------------------------------------------------------------


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

-----------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2011)
-----------------------------------------------------------------------------------------------------------
                                                                   Level 2 - Other
                                                                     Significant      Level 3 - Significant
                                               Level 1 - Quoted      Observable            Unobservable
                                                    Prices            Inputs(a)               Inputs
===========================================================================================================
Investments in Securities:
Janus Balanced Fund

Asset-Backed/Commercial Mortgage-Backed
Securities                                      $           --     $   68,839,162        $           --

Bank Loans                                                  --         54,167,311                    --

Common Stock

Agricultural Chemicals                                      --         52,366,499                    --

Commercial Banks                                    77,424,682        123,083,051                    --

Diversified Banking Institutions                   133,516,172         54,522,139                    --

Food - Miscellaneous/Diversified                            --         39,998,786                    --

Life and Health Insurance                           24,664,312         13,632,430                    --

Medical - Drugs                                    164,517,200         36,170,045                    --

All Other                                        3,244,612,999                 --                    --


Corporate Bonds                                             --      2,114,526,462                    --


Preferred Stocks                                            --         11,771,214                    --


U.S. Treasury Notes/Bonds                                   --        451,989,606                    --

U.S. Government Agency Notes                                --        162,496,887                    --


Money Market                                                --         89,309,504                    --


Total Investments in Securities                 $3,644,735,365     $3,272,873,096        $           --
-----------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):

Janus Balanced Fund                             $           --     $      126,314        $           --
-----------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts.

Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                             $   363,426,989
--------------------------------------------------------------------------------

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 91.8%
Airlines -- 4.1%
            5,831,071 United Continental Holdings, Inc.*,**                                           $ 131,957,137
Automotive - Medium and Heavy Duty Trucks -- 1.0%
            2,456,099 Fiat Industrial SpA*                                                               31,748,351
Automotive - Truck Parts and Equipment - Original -- 3.7%
              325,175 Visteon Corp.*                                                                     22,245,222
            1,418,450 Visteon Corp. (144A)*                                                              97,036,164
                                                                                                        119,281,386
Broadcast Services and Programming -- 2.7%
            1,011,775 Liberty Media Corp. - Capital - Class A*                                           86,759,706
Casino Services -- 0.8%
            1,257,485 International Game Technology                                                      22,106,586
              128,400 Universal Entertainment Corp.                                                       4,290,145
                                                                                                         26,396,731
Coal -- 0.5%
              265,275 Peabody Energy Corp.                                                               15,627,350
Commercial Banks -- 6.6%
            7,691,457 Banco Bilbao Vizcaya Argentaria S.A.                                               90,139,279
           19,590,230 Popular, Inc.*                                                                     54,069,035
           33,814,981 Synovus Financial Corp.                                                            70,335,160
                                                                                                        214,543,474
Computers -- 2.2%
            4,275,830 Dell, Inc.*                                                                        71,278,086
Computers - Memory Devices -- 1.6%
            1,453,050 Western Digital Corp.*                                                             52,861,959
Electric - Generation -- 1.3%
           10,463,344 NTPC, Ltd.*                                                                        43,839,325
Electric - Transmission -- 1.8%
           24,301,647 Power Grid Corp. of India, Ltd.*                                                   59,624,583
Financial Guarantee Insurance -- 3.2%
            6,393,855 Assured Guaranty, Ltd.                                                            104,283,775
Internet Gambling -- 0.7%
            9,849,966 Bwin.Party Digital Entertainment PLC*,**                                           23,755,667
Medical - Generic Drugs -- 3.6%
            3,551,150 Mylan, Inc.*                                                                       87,606,871
              321,500 Perrigo Co.                                                                        28,250,205
                                                                                                        115,857,076
Medical Products -- 0.6%
              390,180 Covidien PLC (U.S. Shares)                                                         20,769,281
Metal Processors and Fabricators -- 1.1%
            5,211,092 Bharat Forge, Ltd.                                                                 35,905,890
Multimedia -- 0.6%
            1,158,780 News Corp. - Class A                                                               20,510,406
Oil - Field Services -- 3.0%
            2,351,534 Eurasia Drilling Co., Ltd. (ADR)*                                                  69,370,253
              554,235 Halliburton Co.                                                                    28,265,985
                                                                                                         97,636,238
Oil Companies - Exploration and Production -- 10.9%
              128,806 Approach Resources, Inc.*                                                           2,920,032
              633,695 Canadian Natural Resources, Ltd.                                                   26,526,473
            4,366,715 Chesapeake Energy Corp.                                                           129,647,768
              119,700 HRT Participacoes em Petroleo S.A.*                                               107,402,423
              695,230 Pioneer Natural Resources Co.                                                      62,271,751
              478,825 Whitting Petroleum Corp.*                                                          27,249,931
                                                                                                        356,018,378
Paper and Related Products -- 4.9%
            7,059,070 Boise, Inc.@                                                                       54,990,155
            1,105,131 Domtar Corp. (U.S. Shares)                                                        104,678,009
                                                                                                        159,668,164
Pharmacy Services -- 2.2%
              533,150 Express Scripts, Inc. - Class A*                                                   28,779,437
            1,361,165 Omnicare, Inc.                                                                     43,407,552
                                                                                                         72,186,989
Pipelines -- 2.7%
            1,332,061 Kinder Morgan Management LLC*                                                      87,369,881
Property and Casualty Insurance -- 1.2%
            3,650,243 Lancashire Holdings, Ltd.                                                          38,222,432
Real Estate Management/Services -- 3.6%
            4,615,615 CB Richard Ellis Group, Inc. - Class A*,**                                        115,898,093
Real Estate Operating/Development -- 6.6%
            4,654,591 DB Realty, Ltd.*                                                                    7,372,920
           15,104,000 Hang Lung Properties, Ltd.                                                         62,562,047
            6,972,267 St. Joe Co.*,@                                                                    145,302,044
                                                                                                        215,237,011
Reinsurance -- 3.8%
            1,762,185 RenaissanceRe Holdings, Ltd.                                                      123,264,841
REIT - Mortgage -- 1.2%
            2,026,075 Annaly Mortgage Management, Inc.                                                   36,550,393
              758,813 Gramercy Capital Corp.*                                                             2,299,203
                                                                                                         38,849,596
Resorts and Theme Parks -- 2.3%
            1,628,675 Vail Resorts, Inc.**,@                                                             75,277,359
Retail - Apparel and Shoe -- 0.7%
              132,900 Fast Retailing Co., Ltd.                                                           21,522,770
Retail - Major Department Stores -- 0.7%
            3,314,856 Pantaloon Retail India, Ltd.                                                       22,774,087
              342,703 Pantaloon Retail India, Ltd. - Class B                                              1,376,945
                                                                                                         24,151,032
Semiconductor Components/Integrated Circuits -- 1.0%
            2,570,555 Taiwan Semiconductor Manufacturing Co., Ltd.                                       32,414,699
Steel - Producers -- 4.6%
            1,908,600 JFE Holdings, Inc.                                                                 52,528,048
            4,984,372 JSW Steel, Ltd.                                                                    98,624,983
                                                                                                        151,153,031
Telephone - Integrated -- 5.9%
            3,814,128 Freenet A.G.                                                                       52,837,099
           99,269,333 Telecom Italia SpA                                                                138,116,020
                                                                                                        190,953,119
Transportation - Railroad -- 0.4%
              456,270 CSX Corp.                                                                          11,963,399
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $2,856,069,275)                                                             2,986,787,215
--------------------------------------------------------------------------------------------------------------------

Money Market -- 8.2%
          265,261,000 Janus Cash Liquidity Fund LLC, 0% (cost $ 265,261,000)                            265,261,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,121,330,275) - 100%                                                  3,252,048,215
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30,2011(unaudited)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Bermuda                       $    265,771,048            8.2%
Brazil                             107,402,423            3.3%
Canada                              26,526,473            0.8%
Cayman Islands                      69,370,253            2.1%
Germany                             52,837,099            1.6%
Gibraltar                           23,755,667            0.7%
Hong Kong                           62,562,047            1.9%
India                              269,518,733            8.3%
Ireland                             20,769,281            0.7%
Italy                              169,864,371            5.2%
Japan                               78,340,963            2.4%
Puerto Rico                         54,069,035            1.7%
Spain                               90,139,279            2.8%
Taiwan                              32,414,699            1.0%
United States++                  1,928,706,844           59.3%
---------------------------------------------------------------
Total                         $  3,252,048,215          100.0%
---------------------------------------------------------------

++    Includes Cash Equivalents (51.1% excluding Cash Equivalents).


Forward Currency Contracts, Open
As of June 30, 2011
--------------------------------------------------------------------------------
                                                                Unrealized
Counterparty/Currency                Currency     Currency      Appreciation/
Sold and Settlement Date             Units Sold   Value U.S.$   (Depreciation)
--------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 8/18/11                11,600,000    18,602,965         (39,949)
HSBC Securities (USA), Inc.:

British Pound 8/25/11                13,800,000    22,128,971         (34,826)
JP Morgan Chase & Co.:
British Pound 8/4/11                 11,600,000    18,606,565         318,371
--------------------------------------------------------------------------------
Total                                             $59,338,501     $   243,596
--------------------------------------------------------------------------------

Total Return Swap Outstanding as of June 30, 2011.


                                                                                                                 Unrealized
                                                                 Return Received by the                       Appreciation/
   Counterparty  Notional Amount    Return Paid by the Fund                        Fund   Termination Date   (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     72,654,868 EUR   20,000 EUR for every 1      20,000 EUR for every 1
International                      dividend Dow Jones Euro    dividend Dow Jones Euro
                                    STOXX 50 Index point        STOXX 50 Index point
                                   decrease in the actual      increase in the actual
                                  dividends from the Fixed    dividends from the Fixed
                                           Strike                      Strike               12/27/2013             $916,377
----------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2011 is indicated in the table below:

                                                             of Investment
                                            Value             Securities
--------------------------------------------------------------------------------
Janus Contrarian Fund                      $97,036,164           2.98%
--------------------------------------------------------------------------------


@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2011.

                                    Purchases                       Sales                 Realized        Dividend         Value
                                Shares        Cost             Shares        Cost        Gain/(Loss)       Income        at 6/30/11
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Boise, Inc                    8,092,795   $ 55,083,731       1,033,725   $  7,580,737   $    303,017    $  6,474,236   $ 54,990,155
St. Joe Co.*                         --             --       2,161,690    124,304,111    (70,750,896)             --    145,302,044
Vail Resorts, Inc.**                 --             --       1,341,665     67,099,015     (2,416,594)        252,980     75,277,359
------------------------------------------------------------------------------------------------------------------------------------
                                          $ 55,083,731                   $198,983,863   $(72,864,473)   $  6,727,216   $275,569,558
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See significant Accounting Policies for more information.

                                                                                                 Level 3 -
                                                                           Level 2 - Other      Significant
                                                      Level 1 - Quoted       Significant        Unobservable
Valuation Inputs Summary (as of June 30, 2011)            Prices         Observable Inputs(a)      Inputs
---------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Contrarian Fund
   Common Stock
   Automotive - Medium and Heavy Duty Trucks           $           --      $   31,748,351      $           --
   Casino Services                                         22,106,586           4,290,145                  --
   Commercial Banks                                       124,404,195          90,139,279                  --
   Electric - Generation                                           --          43,839,325                  --
   Electric - Transmission                                         --          59,624,583                  --
   Internet Gambling                                               --          23,755,667                  --
   Metal Processors and Fabricators                                --          35,905,890                  --
   Oil - Field Services                                    28,265,985          69,370,253                  --
   Property and Casualty Insurance                                 --          38,222,432                  --
   Real Estate Operating/Development                      145,302,044          69,934,967                  --
   Retail - Apparel and Shoe                                       --          21,522,770                  --
   Retail - Major Department Stores                                --          24,151,032                  --
   Steel - Producers                                               --         151,153,031                  --
   Telephone - Integrated                                          --         190,953,119                  --
   All Others                                           1,812,097,561                  --                  --

   Money Market                                                    --         265,261,000                  --

   Total Investment in Securities                      $2,132,176,371      $1,119,871,844      $           --
---------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(b):
   Janus Contrarian Fund                               $           --      $    1,159,973      $           --
---------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2011 is noted below.


Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                           $   172,353,922
--------------------------------------------------------------------------------

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares                                                                                                     Value
-----------------------------------------------------------------------------------------------------------------
Common Stock -- 86.4%
Automotive - Cars and Light Trucks -- 0.4%
               30,000 Dongfeng Motor Group Co., Ltd.                                                  $   57,186
Brewery -- 0.8%
               38,100 East African Breweries, Ltd.                                                        83,192
               19,670 San Miguel Corp.                                                                    52,366
                                                                                                         135,558
Building - Residential and Commercial -- 1.8%
               35,100 MRV Engenharia e Participacoes S.A.                                                291,544
Casino Hotels -- 1.1%
                1,940 Kangwon Land, Inc.                                                                  52,043
              534,000 Nagacrop, Ltd.                                                                     130,757
                                                                                                         182,800
Cellular Telecommunications -- 3.4%
                3,563 America Movil S.A.B. de C.V. - Series L (ADR)**                                    191,975
               11,481 MTN Group, Ltd.                                                                    244,990
                8,964 Turkcell Iletisim Hizmet A/S (ADR)                                                 121,462
                                                                                                         558,427
Coal -- 1.8%
               60,500 China Shenhua Energy Co., Ltd.                                                     290,503
Commercial Banks -- 11.6%
               24,113 Banco Bilbao Vizcaya Argentaria S.A. (ADR)**                                       283,087
               21,832 Banco Do Brasil S.A. - ADR                                                         391,448
               18,800 Banco Santander Brasil (ADR)                                                       220,148
                5,339 Commercial Bank of Qatar QSC                                                       105,724
               10,358 Commercial International Bank Egypt SAE                                             51,617
                6,087 Erste Group Bank A.G.**                                                            318,798
               30,011 First Gulf Bank PJSC                                                               145,939
                5,455 Qatar National Bank SAQ                                                            211,270
               11,660 Sberbank of Russia (ADR)                                                           168,604
                                                                                                       1,896,635
Computer Services -- 0.5%
               41,120 Redington India Ltd.                                                                79,741
                  400 VanceInfo Technologies, Inc.*                                                        9,244
                                                                                                          88,985
Computer Software -- 0.1%
               22,000 China ITS Holdings Co., Ltd.*                                                        8,740
Consumer Products - Miscellaneous -- 0.2%
               89,000 Goodbaby International Holdings                                                     40,603
Distribution/Wholesale -- 2.2%
               18,778 Adani Enterprises, Ltd.*                                                           300,886
               32,000 Li & Fung, Ltd.                                                                     64,361
                                                                                                         365,247
Diversified Financial Services -- 1.2%
                4,000 Shinhan Financial Group Co., Ltd.                                                  191,089
Diversified Minerals -- 1.7%
                1,817 Anglo American PLC                                                                  90,273
                5,711 Cia Vale do Rio Doce (ADR)                                                         182,466
                                                                                                         272,739
Diversified Operations -- 1.6%
               16,843 KHD Humboldt Wedag International A.G.**                                            148,972
                3,599 Orascom Development Holding A.G.*,**                                               118,549
                                                                                                         267,521
Educational Software -- 0.8%
               14,546 Educomp Solutions, Ltd.*                                                           127,715
Electric - Distribution -- 0.9%
               18,700 Equatorial Energia S.A.                                                            142,620
Electric - Integrated -- 0.8%
                3,846 Centrais Eletricas Brasileiras S.A. (ADR)                                           51,921
                3,220 Korea Electric Power, Corp.*                                                        85,619
                                                                                                         137,540
Electronic Components - Semiconductors -- 2.3%
                  478 Samsung Electronics Co., Ltd.                                                      371,573
Electronic Parts Distributors -- 0.8%
               77,711 WPG Holdings, Ltd.*                                                                132,294
Energy - Alternate Sources -- 0.1%
                  160 First Solar, Inc.*                                                                  21,163
Finance - Mortgage Loan Banker -- 0.5%
               17,312 Dewan Housing Finance Corp.                                                         86,473
Food - Meat Products -- 0.8%
               35,700 JBS S.A.                                                                           123,096
Food - Miscellaneous/Diversified -- 1.6%
               47,000 China Yurun Food Group, Ltd.                                                       133,204
              598,000 Pacific Andes Resources Development, Ltd.                                          134,007
                                                                                                         267,211
Food - Wholesale/Distribution -- 1.1%
               78,409 Olam International, Ltd.                                                           174,407
Industrial Automation and Robotics -- 1.3%
                1,300 Fanuc Corp.**                                                                      216,818
Insurance Brokers -- 1.0%
               10,549 Cninsure, Inc. (ADR)                                                               155,387
Internet Content - Entertainment -- 0.3%
                1,365 Youku.com, Inc.*,**                                                                 46,888
Internet Infrastructure Software -- 0.1%
                1,240 AsiaInfo Holdings, Inc.*                                                            20,534
Life and Health Insurance -- 3.1%
               76,200 AIA Group, Ltd.*                                                                   265,212
               43,104 Discovery Holdings, Ltd.                                                           246,288
                                                                                                         511,500
Medical - Drugs -- 0.7%
               15,640 Glenmark Pharmaceuticals Ltd.*                                                     111,105
Medical - Generic Drugs -- 0.7%
                5,338 Pharmstandard (GDR)*                                                               121,706
Metal - Aluminum -- 0.6%
                9,491 Aluminium Bahrain BSC (ADR)                                                        104,306
Metal - Copper -- 1.0%
                1,065 First Quantum Minerals, Ltd.                                                       155,321
Metal - Diversified -- 2.5%
                3,000 Eurasian Natural Resources Corporation                                              37,626
                7,011 Ivanhoe Mines, Ltd. (U.S. Shares)*,**                                              177,378
                2,626 Rio Tinto PLC                                                                      189,592
                                                                                                         404,596
Metal - Iron -- 0.7%
                1,489 Kumba Iron Ore, Ltd.                                                               106,906
Oil and Gas Drilling -- 0.9%
               25,779 Karoon Gas Australia, Ltd.*                                                        145,284
Oil Companies - Exploration and Production -- 7.1%
               17,433 Cairn Energy PLC*                                                                  116,046
                6,373 Chariot Oil & Gas, Ltd.*                                                            18,955
                1,112 CNOOC, Ltd. (ADR)                                                                  262,354
               10,812 Cobalt International Energy, Inc.*                                                 147,368
                6,824 Gazprom OAO (ADR)                                                                   99,289
                  125 HRT Participacoes em Petroleo S.A.*                                                112,158
                3,753 Niko Resources, Ltd.                                                               234,358
               16,600 OGX Petroleo e Gas Participacoes S.A. (ADR)*                                       158,530
                                                                                                       1,149,058
Oil Companies - Integrated -- 4.2%
               12,139 Gulf International Services OSC                                                     98,604
                1,302 Lukoil (ADR)*                                                                       82,807
                5,338 Pacific Rubiales Energy Corp.                                                      143,111
                7,658 Petroleo Brasileiro S.A. (ADR)                                                     259,300
                2,200 YPF S.A.                                                                            99,110
                                                                                                         682,932
Oil Refining and Marketing -- 1.1%
                4,465 Reliance Industries, Ltd. (GDR)*                                                   179,672
Platinum -- 1.1%
                1,259 Anglo American Platinum, Ltd.                                                      117,268
               74,700 Eastern Platinum, Ltd.*                                                             61,979
                                                                                                         179,247
Power Converters and Power Supply Equipment -- 0.1%
                3,005 China Ming Yang Wind Power Group, Ltd.*                                             18,901
Property and Casualty Insurance -- 0.6%
                  395 Samsung Fire & Marine Insurance Co., Ltd.                                           91,923
Real Estate Operating/Development -- 6.9%
                5,400 Cyrela Brazil Realty S.A.                                                           51,463
              166,713 Emaar Properties PJSC                                                              138,209
               23,000 Hang Lung Properties, Ltd.                                                          95,268
               78,174 Indiabulls Real Estate, Ltd.*                                                      197,035
               11,302 Medinet Nasr Housing                                                                39,376
              787,000 Powerlong Real Estate Holdings, Ltd.                                               226,389
              438,000 Shun Tak Holdings, Ltd.                                                            266,741
              324,157 Sorouh Real Estate, Co.*                                                           108,790
                                                                                                       1,123,271
Retail - Apparel and Shoe -- 2.3%
              139,000 Anta Sports Products, Ltd.                                                         249,468
                4,000 Li Ning Co., Ltd.                                                                    6,955
               53,000 Ports Design, Ltd.                                                                 125,954
                                                                                                         382,377
Retail - Major Department Stores -- 0.6%
               51,400 Parkson Holdings BHD                                                               102,636
Retail - Restaurants -- 0.2%
                1,832 Arcos Dorados Holdings, Inc.                                                        38,637
Rubber/Plastic Products -- 0.7%
               62,483 Jain Irrigation Systems, Ltd.                                                      119,280
Schools -- 0.1%
                1,567 Ambow Education Holding, Ltd.*                                                       8,101
Semiconductor Components/Integrated Circuits -- 3.2%
                  932 RDA Microelectronics, Inc.*                                                          8,379
               40,153 Taiwan Semiconductor Manufacturing Co., Ltd.                                       506,329
                                                                                                         514,708
Shipbuilding -- 1.5%
              140,211 Pipavav Shipyard, Ltd.*                                                            240,785
Steel - Producers -- 4.2%
               23,926 Al Ezz Steel Rebars S.A.E.*                                                         42,532
                6,940 JSW Steel, Ltd.                                                                    137,320
               22,498 Mechel (ADR)                                                                       194,158
                  701 POSCO                                                                              304,528
                                                                                                         678,538
Telecommunication Services -- 1.4%
               17,618 VimpelCom, Ltd. (ADR)                                                              224,806
Transactional Software -- 0%
                4,550 Longtop Financial Technologies, Ltd. (ADR)*                                          6,688
Wire and Cable Products -- 0.1%
                1,575 Fushi Copperweld, Inc.*                                                              9,025
-----------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $14,535,594)                                                                14,082,605
-----------------------------------------------------------------------------------------------------------------

Exchange - Traded Funds -- 8.1%
Emerging Market - Equity -- 8.1%
              178,800 BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (ETF)                          838,447
                9,827 Vanguard Emerging Markets (ETF)**                                                  477,789

-----------------------------------------------------------------------------------------------------------------

Total Exchange - Traded Funds  (cost $1,328,310)                                                       1,316,236
-----------------------------------------------------------------------------------------------------------------

Purchased Options -- 0.1%
Purchased Option - Call -- 0.1%
                      Chaoda Modern Agriculture Holdings, Ltd.
                2,500 expires January 2012                                                                13,478
                      Exercise price $4.03 HKD
                      (premiums paid $14,033)
-----------------------------------------------------------------------------------------------------------------

Preferred Stock -- 1.1%
Electric Products - Miscellaneous -- 1.1%
                6,070 LG Electronics, Inc., 0%  (cost  $224,301)                                         175,079
-----------------------------------------------------------------------------------------------------------------

Right -- 0%
Food - Meat Products -- 0%
                6,899 JBS S.A.* (cost  $0)                                                                     0
-----------------------------------------------------------------------------------------------------------------

Money Market -- 4.3%
              707,822  Janus Cash Liquidity Fund LLC, 0%
                        (cost $707,822)                                                                  707,822
-----------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,810,060) - 100%                                                     16,295,220
-----------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)

                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Argentina                        $      99,110            0.6%
Australia                              145,284            0.9%
Austria                                318,798            2.0%
Bahrain                                104,306            0.6%
Bermuda                                682,332            4.2%
Brazil                               1,984,694           12.2%
Canada                                 772,147            4.7%
Cayman Islands                         889,375            5.5%
China                                  347,689            2.1%
Egypt                                  133,525            0.8%
Germany                                148,972            0.9%
Guernsey                                18,955            0.1%
Hong Kong                            1,768,625           10.9%
India                                1,580,012            9.7%
Japan                                  216,818            1.3%
Kenya                                   83,192            0.5%
Malaysia                               102,636            0.6%
Mexico                                 191,975            1.2%
Philippines                             52,366            0.3%
Qatar                                  415,598            2.6%
Russia                                 666,564            4.1%
Singapore                              174,407            1.1%
South Africa                           715,452            4.4%
South Korea                          1,271,854            7.8%
Spain                                  283,087            1.7%
Switzerland                            118,549            0.7%
Taiwan                                 638,623            3.9%
Turkey                                 121,462            0.8%
United Arab Emirates                   392,938            2.4%
United Kingdom                         433,537            2.7%
United States++                      1,383,701            8.5%
Virgin Islands (British)                38,637            0.2%
---------------------------------------------------------------
Total                            $  16,295,220          100.0%
---------------------------------------------------------------

++    Includes Cash Equivalents (4.1% excluding Cash Equivalents).

Schedule of Written Options - Call                                        Value
--------------------------------------------------------------------------------
                   Youku.com, Inc.                                        (907)
                   expires September 2011
                   7 contracts
                   exercise price $60.00
                   (premiums received  $1,729)

Schedule of Written Options - Put                                         Value
--------------------------------------------------------------------------------
                   Adaro Energy Tbk PT                                    (251)
                   expires September 2011
                   1,600 contracts
                   exercise price $2,115
                   premiums received  ($407)

Forward Currency Contracts, Open

As of June 30, 2011 (unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                            Unrealized
                                                        Currency            Currency       Appreciation/
Counterparty/Currency Sold and Settlement Date        Units Sold        Value U.S. $       (Depreciation)
----------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Euro 8/18/11                                             635,000         $   919,465            $ (8,659)
----------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 8/25/11                                  16,500,000             205,065                (686)
Swiss Francs 8/25/11                                      94,000             111,877                (605)
                                                                   ---------------------------------------
                                                                             316,942              (1,291)
----------------------------------------------------------------------------------------------------------
Total                                                                    $ 1,236,407            $ (9,950)
----------------------------------------------------------------------------------------------------------

Total Return Swaps outstanding at June 30, 2011 (unaudited)

                                                                                                            Unrealized
                     Notional               Return Paid          Return Received       Termination       Appreciation/
Counterparty           Amount               by the Fund              by the Fund              Date      (Depreciation)
------------------------------------------------------------------------------------------------------------------------
                                                           FED Funds Effective
Morgan Stanley        $57,175    AK Transneft OAO          plus 100 basis points            1/3/13              1,138

                                 Samba                     FED Funds Effective
Morgan Stanley        $34,280    Financial Group           plus 100 basis points          12/31/12            (11,863)

                      $34,721    Saudi Basic               FED Funds Effective
Morgan Stanley                   Industries Corp.          plus 100 basis points          12/31/12             (3,022)

                                 Yamamah                   FED Funds Effective
Morgan Stanley        $29,824    Saudi Cement Co., Ltd.    plus 100 basis points          12/31/12              2,717
Morgan Stanley

                                 Baoshan                   1-month LIBOR
UBS A.G.              $16,694    Iron & Steel Co., Ltd.    plus 50 basis points            1/18/12             (4,790)

                                 China Merchants           1-month LIBOR
UBS A.G.              $38,051    Bank Co., Ltd.            plus 100 basis points           1/18/12             (4,593)
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         (20,413)
------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange Traded Fund

GDR               Global Depositary Receipt

LIBOR             London Interbank Offered Rate

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of June 30, 2011 )

                                                                        Level 2          Level 3
                                                                   Other Significant   Significant
                                                    Level 1            Observable      Unobservable
                                                Quoted - Prices        Inputs(a)          Inputs
------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Emerging Markets Fund
Common Stock
Automotive - Cars and Light Trucks                $         --       $     57,186      $         --
Brewery                                                     --            135,558                --
Casino Hotels                                               --            182,800                --
Cellular Telecommunications                                 --            558,427                --
Coal                                                        --            290,503                --
Commercial Banks                                            --          1,896,635                --
Computer Services                                           --             88,985                --
Computer Software                                           --              8,740                --
Consumer Products - Miscellaneous                           --             40,603                --
Distribution/Wholesale                                      --            365,247                --
Diversified Financial Services                              --            191,089                --
Diversified Minerals                                        --            272,739                --
Diversified Operations                                      --            267,521                --
Educational Software                                        --            127,715                --
Electric- Integrated                                        --            137,540                --
Electronic Components- Semiconductors                       --            371,573                --
Electronic Parts Distributors                               --            132,294                --
Finance- Mortgage Loan Banker                               --             86,473                --
Food- Miscellaneous/Diversified                             --            267,211                --
Food - Wholesale/Distribution                               --            174,407                --
Industrial Automation and Robotics                          --            216,818                --
Insurance Brokers                                           --            155,387                --
Internet Content- Entertainment                             --             46,888                --
Life and Health Insurance                                   --            511,500                --
Medical -Drugs                                              --            111,105                --
Medical - Genetic Drugs                                     --            121,706                --
Metal - Aluminum                                            --            104,306                --
Metal - Diversified                                    177,378            227,218                --
Metal - Iron                                                --            106,906                --
Oil and Gas Drilling                                        --            145,284                --
Oil Companies- Exploration and Production              493,884            655,174                --
Oil Companies- Integrated                              143,111            539,821                --
Oil Refining and Marketing                                  --            179,672                --
Platinum                                                61,979         77,413,162                --
                                                            --            117,268                --
Power Converters and Power Supply Equipment                 --             18,901                --
Property and Casualty Insurance                             --             91,923                --
Real Estate Operating/Development                       51,463          1,071,808                --
Retail -Apparel and Shoe                                    --            382,377                --
Retail -Major Department Stores                             --            102,636                --
Rubber/Plastic Products                                     --            119,280                --
Schools                                                     --              8,101                --
Semiconductor Components/Integrated Circuits           506,329              8,379                --
Shipbuilding                                                --            240,785                --
Steel-Producers                                             --            678,538                --
Telecommunications Services                                 --            224,806                --
Transactional Software                                      --                 --             6,688
Total Common Stock                                     801,940                 --                --

Exchange- Traded Funds
Emerging Market -Equity                                477,789            838,447                --

Preferred Stock                                             --            175,079                --

Money Market                                                --            707,822                --

Total Investments                                 $  2,713,873       $ 13,561,181      $      6,688
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Emerging Markets Fund                       $         --       $     13,478      $         --
------------------------------------------------------------------------------------------------------

vOther Financial Instruments(b):
Janus Emerging Markets Fund                       $         --       $    (31,521)     $         --
------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended June 30, 2011

                                                          Change in
                             Balance as                   Unrealized                                 Transfers In
                             of September   Realized      Appreciation/                      Gross     and/or Out     Balance as of
                             30, 2010       Gain/(Loss)   (Depreciation)  Gross Purchases    Sales     of Level 3     June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Emerging
Markets Fund
Transactional
Software                        $      --     $      --        $(67,291)         $ 94,091  $      --     $(26,800)      $ 6,688
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
-------------------------------------------------------------------------------
Janus Emerging Markets Fund                                     $     5,167,543

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares                                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------
Common Stock -- 94.8%
Advertising Sales -- 0.7%
                  719,567           Lamar Advertising Co. - Class A*                                         $    19,694,549
Aerospace and Defense -- 1.0%
                  317,800           TransDigm Group, Inc.*                                                        28,980,182
Agricultural Chemicals -- 2.1%
                1,036,005           Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                        59,041,925
Airlines -- 1.2%
                1,131,226           Ryanair Holdings PLC (ADR)**                                                  33,190,171
Apparel Manufacturers -- 0.6%
                  123,437           Polo Ralph Lauren Corp.                                                       16,368,981
Auction House - Art Dealer -- 2.2%
                2,231,395           Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                 61,341,049
Commercial Services -- 0.7%
                  304,790           CoStar Group, Inc.*                                                           18,067,951
Commercial Services - Finance -- 4.4%
                  798,707           Global Payments, Inc.                                                         40,734,057
                2,349,760           Verisk Analytics, Inc.*                                                       81,348,691
                                                                                                                 122,082,748
Computer Aided Design -- 0.4%
                  209,160           ANSYS, Inc.*                                                                  11,434,777
Computer Services -- 2.9%
                  971,380           IHS, Inc. - Class A*                                                          81,032,520
Computers -- 0.5%
                   41,454           Apple, Inc.*                                                                  13,914,864
Consulting Services -- 1.4%
                  967,237           Gartner, Inc.*                                                                38,969,979
Containers - Metal and Glass -- 0.6%
                  450,250           Ball Corp.                                                                    17,316,615
Decision Support Software -- 2.4%
                1,767,975           MSCI, Inc.*                                                                   66,617,298
Diagnostic Equipment -- 1.5%
                  588,508           Gen-Probe, Inc.*                                                              40,695,328
Diagnostic Kits -- 0.6%
                  204,480           Idexx Laboratories, Inc.*                                                     15,859,469
Distribution/Wholesale -- 4.7%
                1,106,460           Fastenal Co.                                                                  39,821,496
               31,869,390           Li & Fung, Ltd.                                                               64,098,175
                  172,620           W.W. Grainger, Inc.                                                           26,523,063
                                                                                                                 130,442,734
Educational Software -- 0.7%
                  436,915           Blackboard, Inc.*                                                             18,957,742
Electric Products - Miscellaneous -- 0.9%
                  577,056           AMETEK, Inc.                                                                  25,909,814
Electronic Components - Miscellaneous -- 2.7%
                2,736,358           Flextronics International, Ltd.*                                              17,567,418
                1,559,185           TE Connectivity, Ltd. (U.S. Shares)                                           57,315,641
                                                                                                                  74,883,059
Electronic Components - Semiconductors -- 2.1%
                5,688,221           ON Semiconductor Corp.*                                                       59,555,674
Electronic Connectors -- 2.2%
                1,159,250           Amphenol Corp. - Class A                                                      62,587,907
Electronic Forms -- 1.0%
                  914,795           Adobe Systems, Inc.*                                                          28,770,303
Entertainment Software -- 0.6%
                  647,580           Electronic Arts, Inc.*                                                        15,282,888
Finance - Investment Bankers/Brokers -- 0.8%
                  631,458           LPL Investment Holdings, Inc.*                                                21,602,178
Instruments - Controls -- 2.3%
                  130,845           Mettler-Toledo International, Inc.*                                           22,069,626
                1,113,636           Sensata Technologies Holding N.V.*,**                                         41,928,395
                                                                                                                  63,998,021
Instruments - Scientific -- 2.5%
                  561,511           Thermo Fisher Scientific, Inc.*                                               36,155,693
                  345,295           Waters Corp.*                                                                 33,058,544
                                                                                                                  69,214,237
Insurance Brokers -- 0.9%
                  490,055           AON Corp.                                                                     25,139,821
Investment Management and Advisory Services -- 1.8%
                  655,873           Eaton Vance Corp.                                                             19,827,041
                  512,390           T. Rowe Price Group, Inc.                                                     30,917,612
                                                                                                                  50,744,653
Machinery - General Industrial -- 1.2%
                  402,320           Roper Industries, Inc.                                                        33,513,256
Medical - Biomedical and Genetic -- 4.5%
                  969,280           Celgene Corp.*,**                                                             58,466,970
                  547,177           Gilead Sciences, Inc.*                                                        22,658,600
                1,151,380           Incyte Corp., Ltd.*                                                           21,807,137
                  464,175           Vertex Pharmaceuticals, Inc.*                                                 24,132,458
                                                                                                                 127,065,165
Medical - Drugs -- 1.4%
                  778,494           Valeant Pharmaceuticals International, Inc.                                   40,450,548
Medical Information Systems -- 0.9%
                  628,630           athenahealth, Inc.*                                                           25,836,693
Medical Instruments -- 3.3%
                1,387,330           St. Jude Medical, Inc.                                                        66,147,894
                  311,970           Techne Corp.                                                                  26,008,939
                                                                                                                  92,156,833
Medical Products -- 4.3%
                  651,415           Henry Schein, Inc.*                                                           46,634,800
                1,045,273           Varian Medical Systems, Inc.*                                                 73,190,015
                                                                                                                 119,824,815
Metal Processors and Fabricators -- 1.3%
                  228,340           Precision Castparts Corp.                                                     37,596,181
Networking Products -- 0.5%
                  399,985           Juniper Networks, Inc.*                                                       12,599,527
Oil Companies - Exploration and Production -- 1.2%
                  718,669           Ultra Petroleum Corp. (U.S. Shares)*                                          32,915,040
Oil Field Machinery and Equipment -- 2.6%
                1,375,525           Dresser-Rand Group, Inc.*                                                     73,934,469
Patient Monitoring Equipment -- 1.1%
                1,043,176           Masimo Corp.                                                                  30,961,464
Pharmacy Services -- 0.2%
                  177,415           Omnicare, Inc.                                                                 5,657,764
Pipelines -- 2.5%
                  819,412           Energy Transfer Equity L.P.                                                   36,840,763
                  492,178           Kinder Morgan Management LLC*                                                 32,281,955
                                                                                                                  69,122,718
Printing - Commercial -- 2.1%
                1,248,755           VistaPrint N.V. (U.S. Shares)*,**                                             59,752,927
Retail - Automobile -- 1.7%
                1,040,685           Copart, Inc.*                                                                 48,495,921
Retail - Bedding -- 0.7%
                  356,198           Bed Bath & Beyond, Inc.*                                                      20,791,277
Retail - Petroleum Products -- 0.9%
                  726,040           World Fuel Services Corp.                                                     26,086,617
Retail - Regional Department Stores -- 0.6%
                  345,455           Kohl's Corp.                                                                  17,276,205
Retail - Restaurants -- 0.4%
                  572,885           Arcos Dorados Holdings, Inc.                                                  12,082,145
Semiconductor Components/Integrated Circuits -- 2.4%
                4,826,567           Atmel Corp.*                                                                  67,909,798
Semiconductor Equipment -- 2.4%
                  647,265           ASML Holdings N.V. (U.S. Shares)**                                            23,922,915
                1,098,188           KLA-Tencor Corp.                                                              44,454,650
                                                                                                                  68,377,565
Telecommunication Equipment - Fiber Optics -- 0.6%
                  923,300           Corning, Inc.                                                                 16,757,895
Telecommunication Services -- 1.9%
                1,761,529           Amdocs, Ltd. (U.S. Shares)*                                                   53,532,866
Transactional Software -- 1.4%
                  675,516           Solera Holdings, Inc.                                                         39,963,527
Transportation - Services -- 2.7%
                  615,855           C.H. Robinson Worldwide, Inc.                                                 48,554,008
                  548,995           Expeditors International of Washington, Inc.                                  28,103,054
                                                                                                                  76,657,062
Transportation - Truck -- 1.0%
                  597,825           Landstar System, Inc.                                                         27,786,906
Vitamins and Nutrition Products -- 0.9%
                  380,809           Mead Johnson Nutrition Co. - Class A                                          25,723,648
Wireless Equipment -- 3.7%
                2,533,278           Crown Castle International Corp.*                                            103,332,410
-----------------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $1,857,317,249)                                                                      2,657,858,679
-----------------------------------------------------------------------------------------------------------------------------

Money Market -- 5.2%


                       144,663,204   Janus Cash Liquidity Fund LLC, 0% (cost $144,663,204)                       144,663,204
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,001,980,453) - 100%                                                         $ 2,802,521,883
-----------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
--------------------------------------------------------------------------
                                                          % of Investment
Country                                             Value      Securities
Bermuda                                   $    64,098,175            2.3%
Canada                                        193,748,562            6.9%
Guernsey                                       53,532,866            1.9%
Ireland                                        33,190,171            1.2%
Netherlands                                   125,604,237            4.5%
Singapore                                      17,567,418            0.6%
Switzerland                                    57,315,641            2.1%
United States++                             2,245,382,668           80.1%
Virgin Islands (British)                       12,082,145            0.4%
--------------------------------------------------------------------------
Total                                     $ 2,802,521,883          100.0%
--------------------------------------------------------------------------

++    Includes Cash Equivalents (75.0% excluding Cash Equivalents).

Forward Currency Contracts, Open           June 30, 2011 (unaudited)
-------------------------------------------------------------------------------------------
Counterparty/Currency Sold and               Currency        Currency         Unrealized
Settlement Date                             Units Sold     Value U.S. $     (Depreciation)
-------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Euro 8/18/11                                 13,500,000      $19,547,676       $ (389,556)
-------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Euro 8/25/11                                  9,266,250       13,414,353          (15,541)
-------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
Euro 8/4/11                                  10,048,000       14,555,672         (110,968)
-------------------------------------------------------------------------------------------
Total                                                        $47,517,701       $ (516,065)
-------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See significant Accounting Policies for more information.

                                                                                           Level 3 -
                                                                Level 2 - Other         Significant
     Valuation Inputs Summary           Level 1 - Quoted         Significant             Unobservable
      (as of June 30, 2011)                Prices             Observable Inputs(a)         Inputs
---------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Enterprise Fund
   Common Stock
   Airlines                               $           --        $   33,190,171         $           --
   Distribution/Wholesale                     66,344,559            64,098,175                     --
   All Other                               2,494,225,774                    --                     --

   Money Market                                       --           144,663,204                     --

   Total Investment in Securities         $2,560,570,333        $  241,951,550         $           --
---------------------------------------------------------------------------------------------------------
   Other Financial Instruments(b):        $           --        $     (516,065)        $           --
---------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                           $   178,700,007
--------------------------------------------------------------------------------

Janus Forty Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 97.4%
Apparel Manufacturers -- 0.7%
              791,900 Prada SpA*                                                                    $     4,777,961
            5,328,700 Prada SpA (ADR)*                                                                   32,150,931
                                                                                                         36,928,892
Applications Software -- 4.1%
            8,812,000 Microsoft Corp.                                                                   229,112,000
Athletic Footwear -- 1.6%
              967,610 NIKE, Inc. - Class B                                                               87,065,548
Automotive - Cars and Light Trucks -- 3.2%
           13,149,315 Ford Motor Co.*                                                                   181,329,054
Brewery -- 2.4%
            2,346,307 Anheuser-Busch InBev N.V.                                                         136,035,863
            1,579,816 Anheuser-Busch InBev N.V. - VVPR Strip*                                                 9,163
                                                                                                        136,045,026
Chemicals - Diversified -- 1.1%
            3,770,296 Israel Chemicals, Ltd.                                                             60,199,280
Commercial Banks -- 2.2%
            4,603,852 Standard Chartered PLC                                                            120,959,313
Commercial Services -- 0.6%
            1,011,943 Iron Mountain, Inc.                                                                34,497,137
Computers -- 7.1%
            1,178,568 Apple, Inc.*,**                                                                   395,609,920
Computers - Memory Devices -- 4.1%
            8,259,145 EMC Corp.*                                                                        227,539,445
E-Commerce/Services -- 7.7%
           13,426,398 eBay, Inc.*                                                                       433,269,863
Electronic Components - Miscellaneous -- 2.5%
            3,869,135 TE Connectivity, Ltd. (U.S. Shares)                                               142,229,403
Electronic Connectors -- 1.3%
            1,401,830 Amphenol Corp. - Class A                                                           75,684,802
Electronic Forms -- 1.6%
            2,837,285 Adobe Systems, Inc.*                                                               89,232,613
Enterprise Software/Services -- 2.9%
            4,995,547 Oracle Corp.                                                                      164,403,452
Finance - Investment Bankers/Brokers -- 2.3%
            7,704,252 Charles Schwab Corp.                                                              126,734,945
Industrial Automation and Robotics -- 4.3%
            1,448,700 Fanuc Corp.                                                                       241,618,130
Life and Health Insurance -- 4.7%
           27,906,200 AIA Group, Ltd.*                                                                   97,126,755
           14,126,394 Prudential PLC                                                                    163,226,508
                                                                                                        260,353,263
Medical - Biomedical and Genetic -- 8.7%
            6,484,444 Celgene Corp.*                                                                    391,141,662
            1,876,741 Vertex Pharmaceuticals, Inc.*                                                      97,571,765
                                                                                                        488,713,427
Medical Instruments -- 2.2%
              335,031 Intuitive Surgical, Inc.*                                                         124,668,385
Metal - Diversified -- 1.4%
            3,063,321 Ivanhoe Mines, Ltd. (U.S. Shares)*                                                 77,502,021
Multimedia -- 4.7%
           14,760,555 News Corp. - Class A                                                              261,261,823
Oil - Field Services -- 4.5%
            2,114,500 Baker Hughes, Inc.                                                                153,428,120
            1,946,410 Halliburton Co.                                                                    99,266,910
                                                                                                        252,695,030
Oil Companies - Exploration and Production -- 0.9%
            1,129,453 Southwestern Energy Co.*                                                           48,430,945
Pharmacy Services -- 3.8%
            3,779,298 Medco Health Solutions, Inc.*                                                     213,605,923
Real Estate Operating/Development -- 0.9%
           11,954,000 Hang Lung Properties, Ltd.                                                         49,514,480
Retail - Apparel and Shoe -- 4.1%
            5,909,327 Limited Brands, Inc.                                                              227,213,623
Retail - Jewelry -- 2.7%
            2,292,478 Cie Financiere Richemont S.A.                                                     150,162,720
Transportation - Services -- 6.6%
            1,751,105 C.H. Robinson Worldwide, Inc.                                                     138,057,118
            3,198,375 United Parcel Service, Inc. - Class B                                             233,257,489
                                                                                                        371,314,607
Wireless Equipment -- 2.5%
            3,494,410 Crown Castle International Corp.*                                                 142,536,984
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $4,199,701,038)                                                             5,450,432,054
--------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 0.5%
Direct Marketing -- 0.5%
            1,946,540 Zynga, Inc.- Private Placement, 8.0000%  ^^,@ (cost  $27,308,234)                  27,308,234
--------------------------------------------------------------------------------------------------------------------

Money Market -- 2.1%
          115,819,000  Janus Cash Liquidity Fund LLC, 0%
                         (cost $115,819,000)                                                            115,819,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,342,828,272) - 100%                                                $ 5,593,559,288
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Belgium                       $    136,045,026            2.4%
Canada                              77,502,021            1.4%
Hong Kong                          146,641,235            2.6%
Israel                              60,199,280            1.1%
Italy                               36,928,892            0.7%
Japan                              241,618,130            4.3%
Switzerland                        292,392,123            5.2%
United Kingdom                     284,185,821            5.1%
United States++                  4,318,046,760           77.2%
---------------------------------------------------------------
Total                         $  5,593,559,288          100.0%
---------------------------------------------------------------

Includes Cash Equivalents (75.1% excluding Cash Equivalents).

Schedule of Written Options - Puts                                        Value
--------------------------------------------------------------------------------
                  Microsoft Corp.                                 $ (4,581,466)
                  expires January 2012
                  30,500 contracts
                  exercise price $25.00
                  (premiums received  $4,245,600)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

SPDR              Standard & Poor's Depositary Receipt

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

@     Schedule of Restricted and Illiquid Securities (as of June 30, 2011)

                                                Acquisition     Acquisition                        Value as a
                                                   Date             Cost             Value      % of Net Assets
-----------------------------------------------------------------------------------------------------------------
Janus Forty Fund
Zynga, Inc. - Private Placement, 8.0000%          2/17/11       $ 27,308,234     $ 27,308,234         0.4%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

^^    Schedule of Fair Valued Securities (as of June 30, 2011)

                                                                 Value as a %
                                                                 of Investment
                                               Value              Securities
--------------------------------------------------------------------------------
Janus Forty Fund
Zynga, Inc. - Private Placement, 8.0000%        $ 27,308,234         0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See significant Accounting Policies for more information.

                                                                                Level 2 -
                                                                                 Other              Level 3 -
                                                                              Significant         Significant
                                                           Level 1 -          Observable          Unobservable
Valuation Inputs Summary (as of June 30, 2011)           Quoted Prices         Inputs(a)             Inputs
-----------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Forty Fund
   Common Stock
   Apparel Manufacturers                                $           --      $   36,928,892       $           --
   Brewery                                                          --         136,045,026                   --
   Chemicals - Diversified                                          --          60,199,280                   --
   Commercial Banks                                                 --         120,959,313                   --
   Industrial Automation and Robotics                               --         241,618,130                   --
   Life and Health Insurance                                        --         260,353,263                   --
   Real Estate Operating/Development                                --          49,514,480                   --
   Retail - Jewelry                                                 --         150,162,720                   --
   All Other                                             4,394,650,950                  --                   --

   Preferred Stock                                                  --          27,308,234                   --

   Money Market                                                     --         115,819,000                   --

   Total Investment in Securities                       $4,394,650,950      $1,198,908,338       $           --
-----------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(b):
   Janus Forty Fund                                     $           --      $   (4,581,466)      $           --
-----------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2011 is noted below.


Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Forty Fund                                                $    84,100,695
--------------------------------------------------------------------------------

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------
Common Stock -- 97.8%
Chemicals - Diversified -- 0.8%
               76,153  K+S A.G.**                                                               $     5,852,048
Diagnostic Equipment -- 1.1%
              117,205  Gen-Probe, Inc.*                                                               8,104,726
Diagnostic Kits -- 0.8%
              389,157  Quidel Corp.*                                                                  5,895,729
Dialysis Centers -- 1.8%
              152,850  DaVita, Inc.*                                                                 13,238,338
Heart Monitors -- 1.5%
              149,676  HeartWare International, Inc.*                                                11,087,998
Instruments - Scientific -- 1.8%
              201,982  Thermo Fisher Scientific, Inc.*                                               13,005,621
Medical - Biomedical and Genetic -- 22.2%
              250,086  Affymax, Inc.*                                                                 1,718,091
              437,199  Alexion Pharmaceuticals, Inc.*                                                20,561,469
              612,325  Amylin Pharmaceuticals, Inc.*                                                  8,180,662
              460,598  Celgene Corp.*                                                                27,783,271
              367,475  Exelixis, Inc.*                                                                3,292,576
            1,271,821  Fibrogen, Inc. - Private Placement*,^^,@                                       5,786,786
              505,712  Gilead Sciences, Inc.*,**                                                     20,941,534
              274,810  Human Genome Sciences, Inc.*                                                   6,743,837
              839,087  Incyte Corp., Ltd.*                                                           15,892,308
              204,315  Life Technologies Corp.*                                                      10,638,682
              220,593  Myriad Genetics, Inc.*                                                         5,009,667
              191,065  Regeneron Pharmaceuticals, Inc.*                                              10,835,296
              167,160  Seattle Genetics, Inc.*                                                        3,430,123
              187,756  United Therapeutics Corp.*                                                    10,345,356
              242,450  Vertex Pharmaceuticals, Inc.*                                                 12,604,975
                                                                                                    163,764,633
Medical - Drugs -- 32.0%
              207,322  Abbott Laboratories                                                           10,909,284
              708,687  Achillion Pharmaceuticals, Inc.*                                               5,272,631
              155,835  Allergan, Inc.                                                                12,973,264
              345,598  Auxilium Pharmaceuticals, Inc.*                                                6,773,721
              394,873  Bristol-Myers Squibb Co.                                                      11,435,522
              382,145  CFR Pharmaceuticals S.A. (144A)*,***                                          10,384,595
              272,200  Endo Pharmaceuticals Holdings, Inc.*                                          10,934,274
              258,514  Forest Laboratories, Inc.*                                                    10,169,941
              557,837  GlaxoSmithKline PLC (ADR)                                                     23,931,207
              637,119  Ironwood Pharmaceuticals, Inc.*                                               10,015,511
              530,000  Mitsubishi Tanabe Pharma Corp.**                                               8,894,117
              188,430  Novartis A.G.**                                                               11,546,178
              818,594  Pfizer, Inc.                                                                  16,863,036
              100,690  Pharmasset, Inc.*                                                             11,297,418
              372,739  Ranbaxy Laboratories, Ltd.                                                     4,519,205
              104,636  Roche Holding A.G.**                                                          17,510,709
              289,780  Salix Pharmaceuticals, Ltd.*                                                  11,541,937
              134,873  Sanofi**                                                                      10,839,091
              399,300  Shionogi & Co., Ltd.**                                                         6,542,560
              119,761  Shire PLC (ADR)                                                               11,282,684
              246,384  Valeant Pharmaceuticals International, Inc.                                   12,802,112
                                                                                                    236,438,997
Medical - Generic Drugs -- 5.9%
            8,364,183  Mediquest Therapeutics - Private Placement*,^^,@,#                             2,509,255
              746,180  Mylan, Inc.*                                                                  18,408,261
              162,118  Pharmstandard (GDR)*                                                           3,696,290
              216,311  Teva Pharmaceutical S.P. (ADR)                                                10,430,516
              127,955  Watson Pharmaceuticals, Inc.*                                                  8,794,347
                                                                                                     43,838,669
Medical - HMO -- 4.2%
              206,455  Humana, Inc.                                                                  16,627,886
              281,296  UnitedHealth Group, Inc.                                                      14,509,247
                                                                                                     31,137,133
Medical - Wholesale Drug Distributors -- 1.6%
              203,980  AmerisourceBergen Corp.                                                        8,444,772
            1,092,400  Sinopharm Group, Co., Ltd.                                                     3,685,813
                                                                                                     12,130,585
Medical Information Systems -- 1.1%
              201,336  athenahealth, Inc.*                                                            8,274,910
Medical Instruments -- 2.1%
              116,843  GMP Companies*,^^, #                                                             134,369
              659,604  Lifesync Holdings*,^^,@, #                                                       758,545
              308,800  St. Jude Medical, Inc.                                                        14,723,584
                                                                                                     15,616,498
Medical Products -- 7.4%
              120,108  Baxter International, Inc.                                                     7,169,247
              244,050  Carefusion Corp.*                                                              6,630,838
              258,137  Covidien PLC (U.S. Shares)**                                                  13,740,633
              112,400  Henry Schein, Inc.*                                                            8,046,716
              160,347  Stryker Corp.                                                                  9,410,765
              132,840  Varian Medical Systems, Inc.*                                                  9,301,457
                                                                                                     54,299,656
Patient Monitoring Equipment -- 1.0%
              246,215  Masimo Corp.                                                                   7,307,661
Pharmacy Services -- 6.8%
              561,300  Brazil Pharma S.A.*                                                            6,115,555
              283,080  Express Scripts, Inc. - Class A*                                              15,280,658
              311,406  Medco Health Solutions, Inc.*                                                 17,600,667
              360,850  Omnicare, Inc.                                                                11,507,507
                                                                                                     50,504,387
Physical Practice Management -- 0.9%
               92,098  Mednax, Inc.*                                                                  6,648,555
Research & Development -- 1.1%
              400,204  Aveo Pharmaceuticals, Inc.*                                                    8,248,204
Retail - Drug Store -- 1.0%
              165,700  Walgreen Co.                                                                   7,035,622
Soap and Cleaning Preparations -- 0.8%
              105,193  Reckitt Benckiser Group PLC                                                    5,807,139
Therapeutics -- 1.9%
              363,715  BioMarin Pharmaceutical, Inc.*                                                 9,896,685
              123,663  Onyx Pharmaceuticals, Inc.*                                                    4,365,304
                                                                                                     14,261,989
-----------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $544,950,513)                                                             722,499,098
-----------------------------------------------------------------------------------------------------------------

Preferred Stock -- 0.9%
Medical - Biomedical and Genetic -- 0.2%
            5,192,551  Mediquest Therapeutics (Series A-1), 0% ^^,@                                   1,557,765
Therapeutics -- 0.6%
            2,919,304  Portola Pharmaceuticals, Inc., 0% ^^,@                                         4,846,045
-----------------------------------------------------------------------------------------------------------------

Total Preferred Stock  (cost $7,265,869)                                                              6,403,810
-----------------------------------------------------------------------------------------------------------------

Warrant -- 0%
Medical - Generic Drugs -- 0%
              803,980  Mediquest Therapeutics - expires 6/15/12^^,@ (cost  $94,066)                           1
-----------------------------------------------------------------------------------------------------------------

Money Market -- 1.3%
            9,543,086   Janus Cash Liquidity Fund LLC, 0%
                          (cost $9,543,086)                                                           9,543,086
-----------------------------------------------------------------------------------------------------------------
Total Investments (total cost $561,853,534) - 100%                                              $   738,445,995
-----------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
----------------------------------------------------------------
                                                % of Investment
Country                                   Value      Securities
Brazil                         $      6,115,555            0.8%
Canada                               12,802,112            1.7%
Chile                                10,384,595            1.4%
China                                 3,685,813            0.5%
France                               10,839,091            1.5%
Germany                               5,852,048            0.8%
India                                 4,519,205            0.6%
Ireland                              13,740,633            1.9%
Israel                               10,430,516            1.4%
Japan                                15,436,677            2.1%
Jersey                               11,282,684            1.5%
Russia                                3,696,290            0.5%
Switzerland                          29,056,887            4.0%
United Kingdom                       29,738,346            4.0%
United States++                     570,865,543           77.3%
----------------------------------------------------------------
Total                          $    738,445,995          100.0%
----------------------------------------------------------------

++    Includes Cash Equivalents (76.0% excluding Cash Equivalents).

Forward Currency Contracts, Open

As of June 30, 2011 (unaudited)

Counterparty/Currency                                                                        Unrealized
Sold and Settlement                                   Currency             Currency       Appreciation/
Date                                                Units Sold         Value U.S. $      (Depreciation)
--------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Euro 8/18/11                                         2,210,000            3,200,027            (63,772)
Japanese Yen 8/18/11                               374,000,000            4,647,946               8,201
Swiss Franc 8/18/11                                 10,150,000           12,079,674              52,187
--------------------------------------------------------------------------------------------------------
                                                                         19,927,647             (3,384)
--------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Euro 8/25/11                                         2,068,000            2,993,755             (3,468)
Japanese Yen 8/25/11                               392,700,000            4,880,558            (16,315)
Swiss Franc 8/25/11                                  1,800,000            2,142,319            (11,587)
--------------------------------------------------------------------------------------------------------
                                                                         10,016,632            (31,370)
--------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:                              407,000,000            5,057,616              12,960
Japanese Yen 8/4/11
--------------------------------------------------------------------------------------------------------
RBC Capital Markets Corp.:
Euro 7/14/11                                         1,430,000            2,072,895             (36,228)
--------------------------------------------------------------------------------------------------------
             Total                                                       37,074,790             (58,022)
--------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***               Security is illiquid.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2011 is indicated in the table below:

                                                                 Value as a %
                                                                 of Investment
Fund                                                Value         Securities
--------------------------------------------------------------------------------

Janus Global Life Sciences Fund                  $10,384,595         1.4%
--------------------------------------------------------------------------------


@     Schedule of Restricted and Illiquid Securities (as of June 30, 2011)

                                                                                                                Value as a %
                                                                                                                     of
                                                                 Acquisition       Acquisition                     Investment
                                                                    Date               Cost            Value       Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                            12/28/04-11/8/05      $   5,786,786   $  5,786,786      0.8%
Lifesync Holdings, Inc.                                        7/3/08 - 7/8/08          4,986,172        758,545      0.1%
Mediquest Therapeutics - expires 6/15/12                       10/12/07-5/8/08             94,066              1      0.0%
Mediquest Therapeutics - Private Placement                     5/11/06-6/15/06          5,018,510      2,509,255      0.3%
Mediquest Therapeutics - Private Placement, (Series A-1), 0%           3/31/09          3,135,054      1,557,765      0.2%
Portola Pharmaceuticals, Inc. - Private Placement                       7/3/08          4,130,815      4,846,045      0.7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     $ 23,151,403   $ 15,458,397      2.1%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

^^    Schedule of Fair Valued Securities (as of June 30, 2011)

                                                                                           Value as a %
                                                                                            of Investment
                                                                                Value        Securities
-------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                                         $  5,786,786         0.8%
GMP Companies                                                                   134,369         0.0%
Lifesync Holdings, Inc. - Private Placement                                     758,545         0.1%
Mediquest Therapeutics - expires 6/15/12                                              1         0.0%
Mediquest Therapeutics - Private Placement                                    2,509,255         0.3%
Mediquest Therapeutics - Private Placement, (Series A-1), 0%                  1,557,765         0.2%
Portola Pharmaceuticals, Inc. - Private Placement                             4,846,045         0.7%
-------------------------------------------------------------------------------------------------------------
                                                                           $ 15,592,766         2.1%
-------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2011.

                                         Purchases                  Sales             Realized        Dividend         Value
                                   Shares          Cost       Shares      Cost       Gain/(Loss)       Income       at 6/30/11
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
GMP Companies                          --       $       --        --    $       --   $       --      $       --      $  134,369
Lifesync Holdings, Inc.                --               --        --            --           --              --         758,545
Mediquest Therapeutics -
Private Placement                      --               --        --            --           --              --       2,509,255
---------------------------------------------------------------------------------------------------------------------------------
                                       --       $       --        --    $       --   $       --      $       --      $3,402,169
---------------------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                                                     Level 3
                                                                                 Level 2           Significant
                                                             Level 1        Other Significant      Unobservable
Valuation Inputs Summary (as of June 30, 2011)           Quoted - Prices    Observable Inputs(a)      Inputs
-------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Common Stock
Chemicals - Diversified                                   $          --        $   5,852,048       $          --
Medical - Biomedical and Genetic                            157,977,848                   --           5,786,786
Medical - Drugs                                             130,988,651          105,450,346                  --
Medical - Generic Drugs                                      27,202,608           14,126,807           2,509,255
Medical - Wholesale Drug Distributors                         8,444,772            3,685,813                  --
Medical Instruments                                          14,723,584                   --             892,914
Soap and Cleaning Preparations                                       --            5,807,139                  --

All Other                                                   239,050,527                   --                  --

Money Market                                                         --            9,543,086                  --
Preferred Stock                                                      --                   --           6,403,810
Warrants                                                             --                   --                   1

-------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                           $ 578,387,990        $ 144,465,239       $  15,592,766
-------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Global Life Sciences Fund                           $          --        $     (58,002)      $          --
-------------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended June 30, 2011

                                                          Change in                                     Transfers
                            Balance as                   Unrealized                                     In and/or
                           of September    Realized     Appreciation/                                     Out of     Balance as of
                             30, 2010     Gain/(Loss)  (Depreciation)   Gross Purchases   Gross Sales    Level 3     June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global
Life Sciences
Fund
   Medical -
Biomedical and
Genetic                      $5,786,786   $       --      $       --         $       --    $       --  $       --      $5,786,786
   Medical -
Generic Drugs                 2,509,255           --              --                 --            --          --       2,509,255
   Medical
Instruments                     892,914           --              --                 --            --          --         892,914
Preferred Stock               6,403,810           --              --                 --            --          --       6,403,810
   Warrants                           4           --              --                 --            (3)         --               1
------------------------------------------------------------------------------------------------------------------------------------


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                 $    80,101,585

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 92.8%
Building - Mobile Home and Manufactured Homes -- 0%
                  645 Maisons France Confort                                                           $     30,868
Building - Residential and Commercial -- 1.3%
               11,100 Hajime Construction Co., Ltd.                                                         293,674
               95,600 MRV Engenharia e Participacoes S.A.                                                   794,063
                                                                                                          1,087,737
Building and Construction - Miscellaneous -- 0.2%
                6,500 Multiplan Empreendimentos Imobiliarios S.A.                                           142,056
Casino Hotels -- 0.6%
               52,946 Crown, Ltd.                                                                           508,251
Diversified Operations -- 2.1%
               68,000 China Merchants Holdings International Co., Ltd.                                      264,011
              180,000 Shanghai Industrial Holdings, Ltd.                                                    668,453
              107,700 Wharf Holdings, Ltd.                                                                  752,348
                                                                                                          1,684,812
Electric - Distribution -- 1.1%
              666,064 Spark Infrastructure Group                                                            922,556
Electric - Transmission -- 0%
                  108 Brookfield Infrastructure Partners L.P.                                                 2,705
Energy - Alternate Sources -- 0%
               17,047 China Renewable Energy Investment, Ltd.*                                                1,495
Forestry -- 0.2%
                2,680 Deltic Timber Corp.                                                                   143,889
Metal - Copper -- 1.1%
               50,960 Copper Mountain Mining Corp.*                                                         394,805
               68,420 Copper Mountain Mining Corp.(144A)*                                                   530,074
                                                                                                            924,879
Real Estate Management/Services -- 8.3%
              100,100 BR Malls Participacoes S.A.                                                         1,129,758
                8,330 Castellum A.B.                                                                        124,867
               21,575 CB Richard Ellis Group, Inc. - Class A*                                               541,748
                1,508 Deutsche Euroshop A.G.                                                                 59,690
               37,965 E-House China Holdings, Ltd. (ADR)                                                    372,437
               44,765 First Capital Realty, Inc.                                                            765,118
                7,370 Jones Lang LaSalle, Inc.                                                              694,991
               24,500 LPS Brasil Consultoria de Imoveis S.A.                                                596,680
              124,775 Meinl European Land, Ltd.                                                             821,709
               69,000 Mitsubishi Estate Co., Ltd.                                                         1,211,509
                  331 Orco Property Group*                                                                    3,840
              157,856 Songbird Estates PLC*                                                                 388,776
                                                                                                          6,711,123
Real Estate Operating/Development -- 21.8%
                5,412 Ablon Group*                                                                            4,125
              111,100 BR Properties S.A.                                                                  1,246,074
               50,665 Brookefield Asset Management, Inc. - Class A (U.S. Shares)**                        1,680,558
            1,340,500 CapitaLand, Ltd.**                                                                  3,188,761
              110,725 China Resources Land, Ltd.                                                            200,779
                5,200 Cyrela Brazil Realty S.A.                                                              49,557
               47,600 Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                     426,487
               11,843 DB Realty, Ltd.*                                                                       18,759
               87,921 GAGFAH S.A.                                                                           639,241
              567,000 Global Logistic Properties, Ltd.*                                                     952,641
              570,000 Hang Lung Properties, Ltd.                                                          2,360,988
              238,500 Hopewell Holdings, Ltd.                                                               758,584
               15,000 Hysan Development Co., Ltd.                                                            74,262
              263,713 Indiabulls Real Estate, Ltd.*                                                         664,681
               24,000 Mitsui Fudosan Co., Ltd.                                                              413,849
              132,000 New World Development, Ltd.                                                           200,516
                7,383 Oberoi Realty, Ltd.                                                                    39,728
               56,600 PDG Realty S.A. Empreendimentos e Participacoes                                       318,858
              112,584 Phoenix Mills, Ltd.                                                                   477,782
            2,124,000 Powerlong Real Estate Holdings, Ltd.                                                  610,992
            7,052,000 Renhe Commercial Holdings Co., Ltd.                                                 1,360,252
            1,865,500 Shui On Land, Ltd.                                                                    818,844
               17,070 St. Joe Co.*                                                                          355,739
               59,000 Sun Hung Kai Properties, Ltd.                                                         861,071
                                                                                                         17,723,128
REIT - Apartments -- 3.5%
               27,255 American Campus Communities                                                           968,097
               45,500 Associated Estates Realty Corp.                                                       739,375
                1,430 Boardwalk Real Estate Investment Trust                                                 71,619
               22,000 Canadian Apartment Properties REIT                                                    441,278
                1,200 Essex Property Trust, Inc.                                                            162,348
                7,415 Home Properties, Inc.                                                                 451,425
                                                                                                          2,834,142
REIT - Diversified -- 15.8%
              238,860 Abacus Property Group                                                                 593,123
               38,085 American Assets Trust, Inc.                                                           855,008
                  360 CapLease, Inc.                                                                          1,768
               42,071 Coresite Realty Corp.                                                                 689,964
                6,265 Corio N.V.                                                                            414,957
               16,790 Digital Realty Trust, Inc.                                                          1,037,286
               80,045 Duke Realty Corp.                                                                   1,121,431
               12,440 DuPont Fabros Technology, Inc.                                                        313,488
                9,120 Entertainment Properties Trust                                                        425,904
                8,275 Eurocommercial Properties N.V.                                                        411,460
              337,700 Fibra Uno Administracion S.A. de C.V.                                                 579,780
               64,674 Land Securities Group PLC                                                             884,177
              140,833 Lexington Realty Trust**                                                            1,285,805
               13,735 Liberty Property Trust                                                                447,486
            1,494,000 Mapletree Logistics Trust                                                           1,119,993
               31,000 Morguard Real Estate Trust Unit                                                       497,376
               96,660 Segro PLC                                                                             484,154
               24,860 Shaftesbury PLC                                                                       210,643
                4,204 Unibail-Rodamco                                                                       971,418
                4,172 Vornado Realty Trust                                                                  388,747
               11,000 Winthrop Realty Trust                                                                 131,340
                                                                                                         12,865,308
REIT - Health Care -- 2.7%
               11,660 HCP, Inc.                                                                             427,806
               15,245 Heath Care REIT, Inc.**                                                               799,295
               25,750 LTC Properties, Inc.                                                                  716,365
                4,820 Ventas, Inc.                                                                          254,062
                                                                                                          2,197,528
REIT - Hotels -- 4.4%
              745,000 Ascott Residence Trust                                                                716,710
               96,540 Chatham Lodging Trust                                                               1,555,259
               55,265 FelCor Lodging Trust, Inc.*                                                           294,563
                8,630 Hospitality Properties Trust                                                          209,278
                  545 LaSalle Hotel Properties                                                               14,355
               39,870 Pebblebrook Hotel Trust                                                               804,975
                                                                                                          3,595,140
REIT - Mortgage -- 3.8%
               73,930 Annaly Mortgage Management, Inc.                                                    1,333,697
               56,615 Colony Financial, Inc.                                                              1,023,033
               57,995 Cypress Sharpridge Investments, Inc.                                                  742,916
                                                                                                          3,099,646
REIT - Office Property -- 6.2%
               20,070 Alexandria Real Estate Equities, Inc.                                               1,553,819
               23,855 BioMed Realty Trust, Inc.                                                             458,970
                6,255 Boston Properties, Inc.                                                               664,031
                6,220 Douglas Emmett, Inc.                                                                  123,716
               75,356 Great Portland Estates PLC                                                            527,255
               39,255 Kilroy Realty Corp.**                                                               1,550,180
                   20 Tokyu REIT, Inc.                                                                      134,299
                                                                                                          5,012,270
REIT - Regional Malls -- 3.7%
                1,850 Feldman Mall Properties, Inc.*                                                            176
               57,635 General Growth Properties, Inc.                                                       961,928
               28,216 Macerich Co.**                                                                      1,509,556
                4,432 Simon Property Group, Inc.                                                            515,131
                                                                                                          2,986,791
REIT - Shopping Centers -- 7.8%
               34,199 Acadia Realty Trust                                                                   695,266
               52,945 Cedar Shopping Centers, Inc.                                                          272,667
              157,687 CFS Retail Property Trust                                                             307,614
                3,144 Federal Realty Investment Trust                                                       267,806
               24,783 Kimco Realty Corp.                                                                    461,955
              167,220 Kite Realty Group Trust                                                               832,755
               40,000 Link REIT                                                                             136,569
                5,145 Regency Centers Corp.                                                                 226,226
               18,800 Weingarten Realty Investors                                                           473,008
              231,092 Westfield Group**                                                                   2,152,999
              171,336 Westfield Retail Trust                                                                498,654
                                                                                                          6,325,519
REIT - Storage -- 0.8%
               16,520 Sovran Self Storage, Inc.                                                             677,320
REIT - Warehouse and Industrial -- 4.5%
            3,408,000 Amis Amp Capital Industrial                                                           611,789
               62,735 First Potomac Realty Trust                                                            960,473
               58,718 Prologis, Inc.                                                                      2,104,453
                                                                                                          3,676,715
Resorts and Theme Parks -- 1.2%
               21,825 Vail Resorts, Inc.                                                                  1,008,752
Retail - Restaurants -- 0.9%
               26,590 Whitbread PLC                                                                         689,137
Transportation - Marine -- 0.2%
                2,980 Alexander & Baldwin, Inc.                                                             143,517
Wireless Equipment -- 0.6%
               12,200 Crown Castle International Corp.*                                                     497,638
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $67,430,813)                                                                   75,492,922
--------------------------------------------------------------------------------------------------------------------

Corporate Bond -- 0.1%
REIT - Warehouse and Industrial -- 0.1%
$ 50,000            ProLogis L.P., 2.2500%,  4/1/37  (cost  $25,952)                                      49,812
--------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 1.1%
REIT - Office Property -- 0.4%
                4,000 Kilroy Realty Corp., 7.5000%, 0%                                                      100,750
                8,000 SL Green Realty Corp., 7.6250%, 0%                                                    200,720
                                                                                                            301,470
REIT - Regional Malls -- 0.7%
               10,200 CBL & Associates Properties, Inc., 7.3750%, 0%                                        252,552
               13,000 Glimcher Realty Trust, 8.1250%, 0%                                                    318,500
                                                                                                            571,052
--------------------------------------------------------------------------------------------------------------------

Total Preferred Stock  (cost $739,638)                                                                     872,522
--------------------------------------------------------------------------------------------------------------------

Money Market -- 6.0%
            4,897,044 Janus Cash Liquidity Fund LLC, 0%
                         (cost $4,897,044)                                                                4,897,044
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $73,093,447) - 100%                                                      $ 81,312,300
--------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                   June 30, 2011 (unaudited)

                                                  % of Investment
Country                                  Value         Securities
------------------------------------------------------------------
Australia                             $ 4,983,197            6.1%
Bermuda                                     2,705            0.0%
Brazil                                  4,703,533            5.8%
Canada                                  4,380,828            5.4%
Cayman Islands                          3,364,798            4.1%
France                                  1,002,286            1.2%
Germany                                    59,690            0.1%
Guernsey                                    4,125            0.0%
Hong Kong                               6,076,801            7.5%
India                                   1,200,950            1.5%
Japan                                   2,053,332            2.5%
Jersey                                    821,709            1.0%
Luxembourg                                643,081            0.8%
Mexico                                    579,780            0.7%
Netherlands                               826,417            1.0%
Singapore                               6,589,894            8.1%
Sweden                                    124,867            0.2%
United Kingdom                          3,184,141            3.9%
United States++                        40,710,166           50.1%
------------------------------------------------------------------
Total                                 $81,312,300          100.0%

++    Includes Cash Equivalents (44.0% excluding Cash Equivalents).

Schedule of Written Options - Puts                                        Value
--------------------------------------------------------------------------------
Avalonbay Communities, Inc.
   expires July 2011
   150 contracts
   exercise price $95.00                                                $(0.00)
Boston Properties, Inc.
   expires July 2011
   120 contracts
   exercise price $80.00                                                 (0.00)
Jones Lang Laselle, Inc.
   expires September 2011
   125 contracts
   exercise price $80.00                                               (16,695)
Lennar Corp.
   expires August 2011
   600 contracts
   exercise price $17.00                                               (27,807)
Plum Creek Timber, Co.
   expires August 2011
   420 contracts
   exercise price $36.00                                               (10,614)
Simon Property Group, Inc.
   expires July 2011
   200 contracts
   exercise price $85.00                                                 (0.00)
Sino-Forest Corp.
   expires July 2011
   407 contracts
   exercise price CAD 17.00                                           (582,113)
Vail Resorts, Inc.
   expires July 2011
   200 contracts
   exercise price $37.50                                                (1,181)
--------------------------------------------------------------------------------

Total Purchased Options - Puts (premiums received $277,111)         $ (638,410)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depository Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2011 is indicated in the table below: Value as a % of Total Fund Value Investments

                                                                     Value as a
                                                                    % of Total
Fund                                                  Value         Investments
-------------------------------------------------------------------------------
Janus Global Real Estate Fund                      $530,074             0.7%
-------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                           Level 2 Other             Level 3
                                                                             Significant         Significant
                                                              Level 1         Observable        Unobservable
Valuation Inputs Summary (as of June 30, 2011 )       Quoted - Prices          Inputs(a)              Inputs
-------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund
Common Stock
Building - Mobile Home and
Manufactured Homes                                       $         --       $     30,868        $         --
Building - Residential and Commercial                         794,063            293,674                  --
Casino Hotels                                                      --            508,251                  --
Diversified Operations                                             --          1,684,812                  --
Electric Distribution                                              --            922,556                  --
Energy - Alternate Sources                                         --              1,495                  --
Real Estate Management/Services                             3,728,295          2,982,828                  --
Real Estate Operating/Development                           4,077,274         13,645,854                  --
REIT - Diversified                                          7,775,383          5,089,925                  --
REIT - Hotels                                               2,878,430            716,710                  --
REIT - Office Property                                      4,350,716            661,554                  --
REIT - Shopping Centers                                     3,229,683          3,095,836                  --
REIT - Warehouse/Industrial                                 3,064,926            611,789                  --
Retail - Restaurants                                               --            689,137                  --
All Other                                                  14,658,862                 --                  --

Corporate Bond                                                     --             49,813                  --

Preferred Stock                                                    --            872,522                  --

Money Market                                                       --          4,897,044                  --

Total Investments in Securities                          $ 44,557,632       $ 36,754,668                  --
-------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Global Real Estate Fund                            $         --       $   (638,410)       $         --
-------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Real Estate Fund                                   $    11,198,922

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares                                                                                             Value
---------------------------------------------------------------------------------------------------------
Common Stock -- 98.2%
Airlines -- 0.6%
                62,661  Ryanair Holdings PLC (ADR)                                         $  1,838,474
Apparel Manufacturers -- 2.0%
                39,789  Coach, Inc.                                                           2,543,711
                11,965  Polo Ralph Lauren Corp.                                               1,586,679
               273,400  Prada SpA*                                                            1,649,570
                                                                                              5,779,960
Applications Software -- 0.8%
                91,810  Microsoft Corp.                                                       2,387,060
Athletic Footwear -- 0.9%
                28,123  NIKE, Inc. - Class B                                                  2,530,508
Auction House - Art Dealer -- 1.2%
               126,754  Ritchie Bros Auctioneers, Inc.                                        3,491,585
Automotive - Cars and Light Trucks -- 2.6%
               211,641  Ford Motor Co.*                                                       2,918,530
               933,000  Isuzu Motors, Ltd.                                                    4,422,152
                                                                                              7,340,682
Beverages - Non-Alcoholic -- 0.8%
                28,025  Hansen Natural Corp.*                                                 2,268,624
Brewery -- 0.6%
                31,692  Anheuser-Busch InBev N.V.                                             1,837,461
Building - Residential and Commercial -- 2.3%
               350,100  MRV Engenharia e Participacoes S.A.                                   2,907,964
                 5,289  NVR, Inc.*                                                            3,837,064
                                                                                              6,745,028
Building and Construction Products - Miscellaneous -- 2.3%
                47,328  Cie de Saint-Gobain                                                   3,064,697
                93,950  Owens Corning*                                                        3,509,032
                                                                                              6,573,729
Cable/Satellite Television -- 1.0%
                24,421  Kabel Deutschland Holding A.G.*                                       1,501,352
                19,220  Time Warner Cable, Inc. - Class A                                     1,499,929
                                                                                              3,001,281
Casino Hotels -- 0.8%
               239,236  Crown, Ltd.                                                           2,296,528
Casino Services -- 0.8%
               138,221  International Game Technology                                         2,429,925
Cellular Telecommunications -- 0.5%
                28,402  America Movil S.A.B. de C.V. - Series L (ADR)                         1,530,300
Chemicals - Diversified -- 1.6%
                42,267  K+S A.G.                                                              3,248,047
                37,151  LyondellBasell Industries N.V.                                        1,431,056
                                                                                              4,679,103
Commercial Banks -- 1.2%
               778,000  China Construction Bank Corp                                            647,564
                18,923  Qatar National Bank SAQ                                                 732,882
                73,645  Standard Chartered PLC                                                1,934,912
                                                                                              3,315,358
Commercial Services - Finance -- 0.2%
                19,478  Verisk Analytics, Inc.*                                                 674,328
Computers -- 0.9%
                 7,385  Apple, Inc.*                                                          2,478,923
Computers - Memory Devices -- 1.0%
               108,477  EMC Corp.*                                                            2,988,541
Consulting Services -- 0.8%
                53,720  Gartner, Inc.*                                                        2,164,379
Consumer Products - Miscellaneous -- 0.8%
                62,468  Jarden Corp.                                                          2,155,771
Containers - Metal and Glass -- 1.1%
                83,547  Crown Holdings, Inc.*                                                 3,243,295
Cosmetics and Toiletries -- 0.9%
                30,742  Colgate-Palmolive Co.                                                 2,687,158
Dialysis Centers -- 0.6%
                18,408  DaVita, Inc.*                                                         1,594,317
Distribution/Wholesale -- 2.1%
               180,931  Adani Enterprises, Ltd.*                                              2,899,116
                28,482  Fastenal Co.                                                          1,025,067
             1,084,000  Li & Fung, Ltd.                                                       2,180,225
                                                                                              6,104,408
Diversified Banking Institutions -- 1.6%
               117,274  Bank of America Corp.                                                 1,285,323
                14,012  Deutsche Bank A.G.                                                      827,856
                35,468  JPMorgan Chase & Co.                                                  1,452,060
                50,134  Morgan Stanley                                                        1,153,583
                                                                                              4,718,822
Diversified Operations -- 1.9%
                66,665  Danaher Corp.                                                         3,532,579
                27,374  Dover Corp.                                                           1,855,957
                                                                                              5,388,536
E-Commerce/Services -- 1.2%
                76,894  eBay, Inc.*                                                           2,481,369
                 3,778  Netflix, Inc.*                                                          992,443
                                                                                              3,473,812
Educational Software -- 0.4%
               118,151  Educomp Solutions, Ltd.*                                              1,037,375
Electric Products - Miscellaneous -- 0.1%
                 4,084  LG Electronics, Inc.                                                    318,798
Electronic Components - Miscellaneous -- 0.7%
                58,099  TE Connectivity, Ltd. (U.S. Shares)                                   2,135,719
Electronic Components - Semiconductors -- 1.9%
               214,172  ARM Holdings PLC                                                      2,025,229
                23,386  International Rectifier Corp.*                                          654,106
               269,451  ON Semiconductor Corp.*                                               2,821,152
                                                                                              5,500,487
Electronic Connectors -- 0.7%
                34,461  Amphenol Corp. - Class A                                              1,860,549
Electronic Forms -- 0.5%
                42,377  Adobe Systems, Inc.*                                                  1,332,757
Electronic Measuring Instruments -- 0.8%
                 8,200  Keyence Corp.                                                         2,326,038
Enterprise Software/Services -- 3.6%
               103,971  Autonomy Corp. PLC*                                                   2,848,154
                88,905  Oracle Corp.                                                          2,925,864
                70,091  QLIK Technologies, Inc.*                                              2,387,299
               113,600  Totvs S.A.                                                            2,096,828
                                                                                             10,258,145
Finance - Investment Bankers/Brokers -- 0.5%
                83,111  Charles Schwab Corp.                                                  1,367,176
Finance - Other Services -- 0.3%
                45,800  Hong Kong Exchanges & Clearing, Ltd.                                    964,232
Food - Catering -- 0%
             1,713,000  FU JI Food & Catering Services Holdings, Ltd.*,^^,@                           0
Food - Miscellaneous/Diversified -- 1.6%
                42,024  Groupe Danone                                                         3,135,249
                45,614  Unilever N.V.                                                         1,494,152
                                                                                              4,629,401
Food - Wholesale/Distribution -- 0.8%
             1,020,066  Olam International, Ltd.                                              2,268,962
Hotels and Motels -- 1.4%
                98,860  Intercontinental Hotels Group PLC                                     2,022,783
                55,618  Marriott International, Inc. - Class A                                1,973,883
                                                                                              3,996,666
Independent Power Producer -- 0.6%
                68,177  NRG Energy, Inc.*                                                     1,675,791
Industrial Automation and Robotics -- 1.8%
                31,100  Fanuc Corp.                                                           5,186,943
Instruments - Controls -- 0.9%
                69,826  Sensata Technologies Holding N.V.*                                    2,628,949
Instruments - Scientific -- 0.5%
                20,997  Thermo Fisher Scientific, Inc.*                                       1,351,997
Insurance Brokers -- 0.5%
                16,031  AON Corp.                                                               822,390
                62,900  Jardine Lloyd Thompson Group PLC                                        687,404
                                                                                              1,509,794
Internet Gambling -- 0.8%
               983,719  Bwin.Party Digital Entertainment PLC*                                 2,372,485
Investment Management and Advisory Services -- 0.5%
                24,934  T. Rowe Price Group, Inc.                                             1,504,518
Life and Health Insurance -- 2.5%
                28,818  AFLAC, Inc.                                                           1,345,224
               679,000  AIA Group, Ltd.*                                                      2,363,241
                18,871  Prudential Financial, Inc.                                            1,200,007
               194,356  Prudential PLC                                                        2,245,729
                                                                                              7,154,201
Medical - Biomedical and Genetic -- 2.8%
                24,198  Alexion Pharmaceuticals, Inc.*                                        1,138,032
                36,137  Celgene Corp.*                                                        2,179,784
                84,890  Incyte Corp., Ltd.*                                                   1,607,816
                22,672  Regeneron Pharmaceuticals, Inc.*                                      1,285,729
                35,338  Vertex Pharmaceuticals, Inc.*                                         1,837,223
                                                                                              8,048,584
Medical - Drugs -- 2.2%
             6,000,909  CFR Pharmaceuticals S.A.*                                             1,631,415
                38,604  Endo Pharmaceuticals Holdings, Inc.*                                  1,550,722
                81,532  GlaxoSmithKline PLC                                                   1,745,380
                64,258  Pfizer, Inc.                                                          1,323,715
                                                                                              6,251,232
Medical - Generic Drugs -- 1.2%
                83,634  Mylan, Inc.*                                                          2,063,251
                21,731  Watson Pharmaceuticals, Inc.*                                         1,493,571
                                                                                              3,556,822
Medical Instruments -- 0.5%
                28,769  St. Jude Medical, Inc.                                                1,371,706
Medical Products -- 0.4%
                24,121  Covidien PLC (U.S. Shares)                                            1,283,961
Metal - Copper -- 1.3%
                24,731  First Quantum Minerals, Ltd.                                          3,606,796
Metal - Diversified -- 1.6%
               187,047  Ivanhoe Mines, Ltd.*                                                  4,727,583
Multi-Line Insurance -- 0.2%
                54,543  ING Groep N.V.*                                                         672,730
Multimedia -- 1.2%
               133,158  News Corp. - Class A                                                  2,356,897
                30,085  Walt Disney Co.                                                       1,174,518
                                                                                              3,531,415
Networking Products -- 0.8%
               141,794  Cisco Systems, Inc.                                                   2,213,404
Non-Hazardous Waste Disposal -- 0.9%
                67,409  Waste Management, Inc.                                                2,512,333
Oil - Field Services -- 4.3%
               196,169  AMEC PLC                                                              3,427,647
                38,393  Baker Hughes, Inc.                                                    2,785,796
                16,826  Halliburton Co.                                                         858,126
                60,646  Petrofac, Ltd.                                                        1,473,493
                32,561  Schlumberger, Ltd. (U.S. Shares)                                      2,813,270
                37,476  Trican Well Service Ltd.                                                880,737
                                                                                             12,239,069
Oil and Gas Drilling -- 1.0%
                22,778  Helmerich & Payne, Inc.                                               1,506,082
               231,611  Karoon Gas Australia, Ltd.*                                           1,305,304
                                                                                              2,811,386
Oil Companies - Exploration and Production -- 3.4%
               289,220  Cairn Energy PLC*                                                     1,925,255
                59,634  Canadian Natural Resources, Ltd.                                      2,500,521
                 8,172  Occidental Petroleum Corp.                                              850,215
                79,588  PetroHawk Energy Corp.*                                               1,963,436
               125,729  Tullow Oil PLC                                                        2,501,971
                                                                                              9,741,398
Oil Companies - Integrated -- 0.5%
                44,595  Petroleo Brasileiro S.A. (ADR)                                        1,509,987
Oil Refining and Marketing -- 0.6%
                90,619  Reliance Industries, Ltd.                                             1,827,148
Pharmacy Services -- 1.1%
                23,194  Express Scripts, Inc. - Class A*                                      1,252,012
                31,447  Medco Health Solutions, Inc.*                                         1,777,385
                                                                                              3,029,397
Pipelines -- 0.5%
                20,021  Kinder Morgan Management LLC*                                         1,313,177
Printing - Commercial -- 0.5%
                29,322  VistaPrint N.V. (U.S. Shares)*                                        1,403,058
Real Estate Management/Services -- 0.7%
                13,318  Jones Lang LaSalle, Inc.                                              1,255,888
                40,000  Mitsubishi Estate Co., Ltd.                                             702,324
                                                                                              1,958,212
Real Estate Operating/Development -- 0.6%
               404,995  Hang Lung Properties, Ltd.                                            1,677,524
Retail - Apparel and Shoe -- 1.8%
                14,100  Fast Retailing Co., Ltd.                                              2,283,454
                76,593  Limited Brands, Inc.                                                  2,945,001
                                                                                              5,228,455
Retail - Bedding -- 0.8%
                37,741  Bed Bath & Beyond, Inc.*                                              2,202,942
Retail - Jewelry -- 0.9%
                40,518  Cie Financiere Richemont S.A.                                         2,654,025
Retail - Major Department Stores -- 0.8%
                51,225  Nordstrom, Inc.                                                       2,404,501
Retail - Restaurants -- 0.6%
                82,456  Arcos Dorados Holdings, Inc.                                          1,738,997
Rubber/Plastic Products -- 1.1%
               845,018  Jain Irrigation Systems, Ltd.                                         3,223,858
Semiconductor Components/Integrated Circuits -- 1.7%
               160,902  Atmel Corp.*                                                          2,263,891
             1,031,000  Taiwan Semiconductor Manufacturing Co., Ltd.                          2,610,766
                                                                                              4,874,657
Semiconductor Equipment -- 0.7%
                55,514  ASML Holdings N.V. (U.S. Shares)                                      2,051,797
Soap and Cleaning Preparations -- 0.5%
                27,373  Reckitt Benckiser Group PLC                                           1,511,116
Telecommunication Equipment -- 0.3%
               158,365  Tellabs, Inc.                                                           730,063
Telecommunication Services -- 1.5%
                93,464  Amdocs, Ltd. (U.S. Shares)*                                           2,840,371
                45,883  Virgin Media, Inc.                                                    1,373,278
                                                                                              4,213,649
Television -- 0.7%
                71,088  CBS Corp. - Class B                                                   2,025,297
Tobacco -- 1.3%
                   599  Japan Tobacco, Inc.                                                   2,312,109
                23,296  Philip Morris International, Inc.                                     1,555,474
                                                                                              3,867,583
Toys -- 1.1%
                89,557  Mattel, Inc.                                                          2,461,922
                 3,800  Nintendo Co., Ltd.                                                      715,752
                                                                                              3,177,674
Transportation - Services -- 2.4%
                47,469  C.H. Robinson Worldwide, Inc.                                         3,742,456
                44,600  United Parcel Service, Inc. - Class B                                 3,252,678
                                                                                              6,995,134
Wire and Cable Products -- 0.7%
                99,240  Prysmian S.p.A.                                                       1,995,949
Wireless Equipment -- 0.5%
                35,942  Crown Castle International Corp.*                                     1,466,074
--------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $237,020,729)                                                     282,747,572
--------------------------------------------------------------------------------------------------------

Exchange - Traded Fund -- 0.7%

               169,589  Sprott Physical Gold Trust (ETF) (cost  $2,126,646)                   2,213,136
--------------------------------------------------------------------------------------------------------

Money Market - 1.1%

             3,052,000  Janus Cash Liquidity Fund LLC, 0%
                           (cost  $3,052,000)                                                3,052,000
--------------------------------------------------------------------------------------------------------
Total Investments (total cost $242,199,375) - 100%                                          288,012,708
--------------------------------------------------------------------------------------------------------

    Summary of Investments by Country - (Long Positions)
                  June 30, 2011 (unaudited)

                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Australia                       $    3,601,832            1.2%
Belgium                              1,837,461            0.6%
Bermuda                              2,180,225            0.8%
Brazil                               6,514,779            2.3%
Canada                              15,207,222            5.3%
Chile                                1,631,415            0.6%
China                                  647,564            0.2%
France                               6,199,946            2.2%
Germany                              5,577,255            1.9%
Gibraltar                            2,372,485            0.8%
Guernsey                             2,840,371            1.0%
Hong Kong                            5,004,997            1.7%
India                                8,987,497            3.1%
Ireland                              3,122,435            1.1%
Italy                                3,645,519            1.3%
Japan                               17,948,772            6.2%
Jersey                               1,473,493            0.5%
Mexico                               1,530,300            0.5%
Netherlands                          9,681,742            3.4%
Netherlands Antilles                 2,813,270            1.0%
Qatar                                  732,882            0.3%
Singapore                            2,268,962            0.8%
South Korea                            318,798            0.1%
Switzerland                          4,789,744            1.7%
Taiwan                               2,610,766            0.9%
United Kingdom                      22,875,580            7.9%
United States++                    149,858,399           52.0%
Virgin Islands (British)             1,738,997            0.6%
---------------------------------------------------------------
Total                           $  288,012,708          100.0%
---------------------------------------------------------------

++    Includes Cash Equivalents (51.0% excluding Cash Equivalents).


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange-Traded Fund

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.


^^    Schedule of Fair Valued Securities (as of June 30, 2011)

                                                                % of Investment
                                                      Value        Securities
--------------------------------------------------------------------------------
Janus Global Research Fund
FU JI Food & Catering Services Holdings, Ltd.        $    0           0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

@     Schedule of Restricted and Illiquid Securities (as of June 30, 2011)

----------------------------------------------------------------------------------------------------------
                                                                                           Value as a %
                                                 Acquisition    Acquisition                of Investment
                                                     Date           Cost        Value       Securities
----------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.*  11/12/07-7/8/08 $ 3,115,375     $    0         0.0%
----------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2011)

                                                                               Level 2 - Other
                                                                               Significant              Level 3 - Significant
                                                      Level 1 - Quoted Prices  Observable Inputs(a)     Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Research Fund
Common Stock
Airlines                                                       $           --        $    1,838,474          $           --
Apparel Manufacturers                                               4,130,390             1,649,570                      --
Automotive - Cars and Light Trucks                                  2,918,530             4,422,152                      --
Brewery                                                                    --             1,837,461                      --
Building and Constructions Products- Miscellaneous                  3,509,032             3,064,697                      --
Cable/Satellite Television                                          1,499,929             1,501,352                      --
Casino Hotels                                                              --             2,296,528                      --
Cellular Telecommunications                                                --             1,530,300                      --
Chemicals - Diversified                                             1,431,056             3,248,047                      --
Commercial Banks                                                           --             3,315,358                      --
Distribution/Wholesale                                              1,025,067             5,079,341                      --
Diversified Banking Institutions                                    3,890,966               827,856                      --
Educational Software                                                       --             1,037,375                      --
Electric Products - Miscellaneous                                          --               318,798                      --
Electronic Components - Semiconductors                              3,475,258             2,025,229                      --
Electronic Measuring Instruments                                           --             2,326,038                      --
Enterprise Software/Services                                        7,409,991             2,848,154                      --
Finance- Other Services                                                    --               964,232
Food- Catering                                                             --                    --                      --
Food - Miscellaneous/Diversified                                           --             4,629,401                      --
Food - Wholesale/Distribution                                              --             2,268,962                      --
Hotels and Motels                                                   1,973,883             2,022,783                      --
Industrial Automation and Robotics                                         --             5,186,943                      --
Insurance Brokers                                                     822,390               687,404                      --
Internet Gambling                                                          --             2,372,485                      --
Life and Health Insurance                                           2,545,231             4,608,970                      --
Medical - Drugs                                                     4,505,852             1,745,380                      --
Multi-Line Insurance                                                       --               672,730                      --
Oil - Field Services                                                7,337,929             4,901,140                      --
Oil and Gas Drilling                                                1,506,082             1,305,304                      --
Oil Companies - Exploration and Production                          5,314,172             4,427,226                      --
Oil Companies - Integrated                                                 --             1,509,987                      --
Oil Refining and Marketing                                                 --             1,827,148                      --
Real Estate Management/Services                                     1,255,888               702,324                      --
Real Estate Operating/Development                                          --             1,677,524                      --
Retail - Apparel and Shoe                                           2,945,001             2,283,454                      --
Retail - Jewelry                                                           --             2,654,025                      --
Rubber/Plastic Products                                                    --             3,223,858                      --
Semiconductor Components/Integrated Circuits                        2,263,891             2,610,766                      --
Soap and Cleaning Preparations                                             --             1,511,116                      --
Tobacco                                                             1,555,474             2,312,109                      --
Toys                                                                2,461,922               715,752                      --
Wire and Cable Products                                                    --             1,995,949                      --
All Other                                                         120,985,936                    --                      --

Exchange - Traded Fund
Commodity                                                                  --             2,213,136                      --

Money Market                                                               --             3,052,000                      --
Total Investments in Securities                                 $ 184,763,870        $  103,248,838          $           --
--------------------------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors


Level 3 Valuation Reconciliation of Assets
(as of the fiscal period ended June 30, 2011)

                                                                                              Transfers
                      Balance as                                Change in                     In          Balance
                      of             Accrued                    Unrealized       Net          and/or      as of
                      September      Discounts/    Realized     Appreciation/    Purchases/   Out of      June 30,
                      30, 2010       Premiums      Gain/(Loss)  (Depreciation)   (Sales)      Level 3     2011
---------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Global
Research Fund
Food - Catering       $       --     $       --    $       --      $       --    $       --   $       --  $       --
---------------------------------------------------------------------------------------------------------------------

Janus Global Select Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                         Value
---------------------------------------------------------------------------------------------------------
Common Stock -- 95.0%
Agricultural Chemicals -- 1.9%
            1,006,985 Mosaic Co.                                                         $    68,203,094
Airlines -- 3.3%
            5,078,815 United Continental Holdings, Inc.*                                     114,933,584
Automotive - Cars and Light Trucks -- 4.2%
           44,320,000 Dongfeng Motor Group Co., Ltd.**                                        84,483,443
           13,514,000 Isuzu Motors, Ltd.                                                      64,052,482
                                                                                             148,535,925
Brewery -- 0.7%
            9,581,020 San Miguel Corp.                                                        25,507,044
Cable/Satellite Television -- 0.9%
              545,171 Kabel Deutschland Holding A.G.*,**                                      33,515,973
Chemicals - Diversified -- 1.8%
            1,698,765 LyondellBasell Industries N.V.**                                        65,436,428
Coal -- 1.4%
           19,814,000 Straits Asia Resources, Ltd.                                            48,563,033
Coatings and Paint Products -- 1.7%
              820,520 Asian Paints, Ltd.                                                      58,687,775
Commercial Banks -- 6.3%
            9,980,300 Banco do Brasil S.A.**                                                 179,099,148
           23,522,558 Bank of Ayudhya PCL                                                     21,168,526
           23,755,742 Commercial Bank of Ayudhya PCL                                          22,070,489
                                                                                             222,338,163
Cosmetics and Toiletries -- 1.3%
           16,977,750 L'Occitane International S.A.                                           45,455,743
Diversified Banking Institutions -- 8.5%
            3,115,666 Citigroup, Inc.**                                                      129,736,332
            7,345,645 Morgan Stanley**                                                       169,023,292
                                                                                             298,759,624
E-Commerce/Services -- 3.1%
            3,447,265 eBay, Inc.*,**                                                         111,243,242
Electronic Components - Miscellaneous -- 2.2%
            2,134,808 TE Connectivity, Ltd. (U.S. Shares)**                                   78,475,542
Electronic Components - Semiconductors -- 3.9%
           13,226,356 ON Semiconductor Corp.*,**                                             138,479,947
Electronic Measuring Instruments -- 2.1%
           22,771,000 Chroma ATE, Inc.**,#                                                    72,581,860
Enterprise Software/Services -- 1.9%
            2,434,352 Autonomy Corp. PLC*,**                                                  66,686,002
Independent Power Producer -- 3.8%
            5,441,629 NRG Energy, Inc.*                                                      133,755,241
Insurance Brokers -- 1.3%
               38,167 Brasil Insurance Participacoes e Administracao S.A.                     47,699,577
Internet Gambling -- 2.3%
           34,065,155 Bwin.Party Digital Entertainment PLC*,**,#                              82,156,679
Life and Health Insurance -- 2.0%
            6,104,059 Prudential PLC**                                                        70,530,684
Medical - Biomedical and Genetic -- 1.4%
              968,505 Vertex Pharmaceuticals, Inc.*,**                                        50,352,575
Medical - Drugs -- 5.4%
           77,955,300 CFR Pharmaceuticals S.A.*                                               21,193,028
              723,430 Endo Pharmaceuticals Holdings, Inc.*                                    29,060,183
            4,117,470 Pfizer, Inc.**                                                          84,819,882
            1,047,915 Valeant Pharmaceuticals International, Inc.                             54,449,664
                                                                                             189,522,757
Metal - Diversified -- 4.7%
            6,612,628 Ivanhoe Mines, Ltd.*,**                                                167,133,110
Metal Processors and Fabricators -- 1.1%
          128,760,000 EVA Precision Industrial Holdings, Ltd.#                                39,579,482
Multi-Line Insurance -- 4.0%
           52,179,887 Ageas**                                                                141,480,839
Office Automation and Equipment -- 3.3%
            2,409,700 Canon, Inc.**                                                          114,932,373
Oil Companies - Exploration and Production -- 4.9%
            7,608,793 Cobalt International Energy, Inc.*                                     103,707,848
            7,295,900 OGX Petroleo e Gas Participacoes S.A.*,**                               68,222,253
                                                                                             171,930,101
Real Estate Operating/Development -- 0.9%
            3,474,900 Cyrela Brazil Realty S.A.                                               33,116,557
Retail - Apparel and Shoe -- 3.6%
           32,352,000 Anta Sports Products, Ltd.**                                            58,063,103
              425,900 Fast Retailing Co., Ltd.                                                68,973,271
                                                                                             127,036,374
Rubber/Plastic Products -- 2.1%
           19,150,972 Jain Irrigation Systems, Ltd.**                                         73,063,542
Semiconductor Components/Integrated Circuits -- 2.8%
            7,136,184 Atmel Corp.*,**                                                        100,406,109
Steel - Producers -- 1.0%
           19,721,856 Al Ezz Steel Rebars S.A.E.*                                             35,058,430
Telecommunication Equipment -- 3.0%
           22,755,281 Tellabs, Inc.**,#                                                      104,901,845
Transportation - Services -- 2.2%
            1,753,724 Gategroup Holding A.G.*,#                                               77,413,162
---------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $2,966,418,678)                                                  3,357,472,416
---------------------------------------------------------------------------------------------------------

Purchased Options - Calls -- 0.2%
               26,000 Microsoft Corp.
                      expires January 2012
                      exercise price $27.50                                                    2,643,316
               29,000 Microsoft Corp.
                      expires January 2012
                      exercise price $27.50                                                    2,948,314
Total Purchased Options - Calls (premiums paid $8,965,500)                                     5,591,630
---------------------------------------------------------------------------------------------------------

Money Market -- 6.8%
          240,575,901 Janus Cash Liquidity Fund LLC, 0%
                         (cost $240,575,901)                                                 240,575,901
---------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,215,960,079) - 102.0%                                     3,603,639,947
---------------------------------------------------------------------------------------------------------
Security Sold Short -- (2.0)%

Common Stock Sold Short -- (2.0)%
Country Fund - Brazil -- (2.0)%
                      iShares MSCI Brazil Index Fund (ETF)
              954,800 (proceeds  $66,596,116)                                                (70,034,580)
---------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short  - 100%                                      $ 3,533,605,367
---------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                                                % of Investment
Country                                               Value          Securities
--------------------------------------------------------------------------------
Belgium                                    $    141,480,839                3.9%
Brazil                                          328,137,535                9.1%
Canada                                          221,582,774                6.2%
Cayman Islands                                   97,642,585                2.7%
Chile                                            21,193,028                0.6%
China                                            84,483,443                2.3%
Egypt                                            35,058,430                1.0%
Germany                                          33,515,973                0.9%
Gibraltar                                        82,156,679                2.3%
Hong Kong                                        45,455,743                1.3%
India                                           131,751,317                3.7%
Japan                                           247,958,126                6.9%
Netherlands                                      65,436,428                1.8%
Philippines                                      25,507,044                0.7%
Singapore                                        48,563,033                1.3%
Switzerland                                     155,888,704                4.3%
Taiwan                                           72,581,860                2.0%
Thailand                                         43,239,015                1.2%
United Kingdom                                  137,216,686                3.8%
United States++                               1,584,790,705               44.0%
--------------------------------------------------------------------------------
Total                                      $  3,603,639,947              100.0%
--------------------------------------------------------------------------------

++    Includes Cash Equivalents (37.2% excluding Cash Equivalents).

              Summary of Investments by Country - (Short Positions)
                            June 30, 2011 (unaudited)

                                                                % of Securities
Country                                               Value          Sold Short
--------------------------------------------------------------------------------
United States                                   (70,034,580)             100.0%
--------------------------------------------------------------------------------
Total                                      $    (70,034,580)             100.0%
--------------------------------------------------------------------------------

Schedule of Written Options - Calls                                       Value
             S&P 500(R) Index
             expires September 2011
             4,000 contracts
             exercise price $1,275.00
             (premiums received  $15,745,280)                      (25,950,715)
--------------------------------------------------------------------------------
Schedule of Written Options - Puts                                        Value
            Crown Castle International Corp.
            expires July 2011
            3,690 contracts
            exercise price $35.00                                       (5,339)
            Koninklijke Philips Electron
            expires August 2011
            1,765 contracts
            exercise price 15EUR                                       (22,281)
            Microsoft Corp.
            expires January 2012
            36,600 contracts
            exercise price $24.00                                   (4,223,779)
            Microsoft Corp.
            expires January 2012
            16,000 contracts
            exercise price $25.00                                   (2,403,392)
            Microsoft Corp.
            expires January 2012
            23,500 contracts
            exercise price $25.00                                   (3,529,982)
            Microsoft Corp.
            expires January 2012
            29,000 contracts
            exercise price $27.50                                   (8,057,847)
            OGX Petroleo E Gas Participa
            expires December 2011
            12,000 contracts
            exercise price $14.00                                     (944,791)
            OGX Petroleo E Gas Participa
            expires December 2011
            12,000 contracts
            exercise price $16.60                                   (1,951,032)
            Taiwan Semiconductor Manufacturing Co., Ltd.
            expires October 2011
            34,200 contracts
            exercise price $72.00                                     (431,019)
            Taiwan Semiconductor Manufacturing Co., Ltd.
            expires October 2011
            33,750 contracts
            exercise price $73.00                                     (488,798)
            Wal-Mart Stores, Inc.
            expires July 2011
            5,150 contracts
            exercise price $38.00                                      (27,439)
            Walgreen Co.
            expires August 2011
            8,300 contracts
            exercise price $40.00                                     (445,275)
Total Written Options - Puts
(premiums received $24,512,081 )                                  $(22,530,974)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open

As of June 30, 2011 (unaudited)
--------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                                                                  Currency             Currency       Appreciation/
Counterparty/Currency Sold and Settlement Date                  Units Sold         Value U.S. $      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 8/18/11                                           11,500,000        $ 18,442,594           $ (39,604)
Euro 8/18/11                                                    30,500,000          44,163,269            (880,108)
                                                                                    62,605,863            (919,712)
--------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 8/25/11                                           23,100,000          37,041,974             (58,295)
Euro 8/25/11                                                    34,500,000          49,944,171             (57,861)
                                                                                    86,986,145            (116,156)
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
British Pound 8/4/11                                            16,900,000          27,107,841             463,833
Euro 8/4/11                                                     20,900,000          30,276,028            (230,815)
                                                                                    57,383,869             233,018
--------------------------------------------------------------------------------------------------------------------
RBC Capital Markets Corp.:
British Pound 7/14/11                                           10,000,000          16,044,926             160,074
Euro 7/14/11                                                    22,000,000          31,890,688            (770,478)
                                                                                    47,935,614            (610,404)
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $ 254,911,491        $ (1,413,254)
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Return Swaps outstanding at June 30, 2011 (unaudited)
                                                                                                                     Unrealized
                         Notional           Return Paid                         Return Received    Termination    Appreciation/
Counterparty               Amount           by the Fund                             by the Fund           Date   (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
                                          Dow Jones-UBS          Change in Final Price of Index
Morgan Stanley      $(33,330,000)       Commodity Index                      from Initial Price        6/25/12        (564,767)
                                    India Custom Basket
Morgan Stanley        117,107,771                 Index     1-month LIBOR minus 30 basis points         4/3/12      (2,454,321)
                                       STOXX Europe 600
UBS A.G.           41,986,102 EUR           Banks Index     1-month LIBOR minus 60 basis points       11/30/11       4,861,365
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                1,842,277
-------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ETF               Exchange-Traded Fund

LIBOR             London Interbank Offered Rate

PCL               Public Company Limited

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2011.

                                      Purchases                     Sales              Realized     Dividend        Value
                                Shares         Cost         Shares         Cost      Gain/(Loss)     Income      at 6/30/11
Bwin.Party Digital
Entertainment PLC*,(1),(2)     15,834,318    $46,232,724           --   $        --   $        --   $       --            N/A
Chroma ATE, Inc.                3,664,000      8,752,839           --            --            --           --     72,581,860
EVA Precision Industrial
Holdings, Ltd.(3)              66,092,000     49,766,116           --            --            --      403,170     39,579,482
Gategroup Holding A.G.*         1,753,724     83,008,216           --            --            --           --     77,413,162
Tellabs, Inc.                  13,361,716     72,582,955       80,345       572,257     (161,933)      834,062    104,901,845
Wesco International, Inc.(1)           --             --    1,309,000    35,821,412    32,440,304           --            N/A
                               84,871,440   $214,110,125    1,389,345   $36,393,669   $32,278,371   $1,237,232   $294,476,350

(1)   Company was no longer an affiliate as of June 30, 2011.

(2) On March 31, 2011 PartyGaming PLC merged with bwin Interactive Entertainment to form Bwin.Pary Digital Entertainment PLC. Prior to the merger PartyGaming PLC was an affiliate of the Fund.

(3)   Shares were adjusted to reflect a 100% stock dividend on May 13, 2011.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of 6/30/2011 )

                                                                    Level 2               Level 3
                                                               Other Significant        Significant
                                               Level 1            Observable           Unobservable
                                           Quoted - Prices         Inputs(a)             Inputs
----------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Select Fund
Common Stock
Automotive - Cars and Light Trucks         $           --      $  148,535,925        $           --
Brewery                                                --          25,507,044                    --
Cable/Satellite Television                             --          33,515,973                    --
Coal                                                   --          48,563,033                    --
Coatings and Paint Products                            --          58,687,775                    --
Commercial Banks                              179,099,148          43,239,015                    --
Cosmetics and Toiletries                               --          45,455,743                    --
Electronic Measuring Instruments                       --          72,581,860                    --
Enterprise Software/Services                           --          66,686,002                    --
Internet Gambling                                      --          82,156,679                    --
Life and Health Insurance                              --          70,530,684                    --
Metal Processors and Fabricators                       --          39,579,482                    --
Multi-Line Insurance                                   --         141,480,839                    --
Office Automation and Equipment                        --         114,932,373                    --
Retail - Apparel and Shoe                              --         127,036,374                    --
Rubber/Plastic Products                                --          73,063,542                    --
Steel - Producers                                      --          35,058,430                    --
Transportation - Services                              --          77,413,162                    --
All Other                                   1,874,349,333                  --                    --

Money Market                                           --         240,575,901                    --

Total Investments                          $2,053,448,481      $1,544,599,836        $           --
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Global Select Fund                   $           --      $    5,591,630        $           --
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Global Select Fund                   $           --      $  (70,034,580)       $           --
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Global Select Fund                   $           --      $  (48,052,666)       $           --
----------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Select Fund                                        $ 2,140,444,222

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amount                                                                                Value
----------------------------------------------------------------------------------------------------------------
Common Stock -- 99.7%
Advanced Materials/Production -- 1.8%
            1,082,390 STR Holdings, Inc.*                                                       $   16,149,259
Applications Software -- 5.3%
            1,783,188 Microsoft Corp.                                                               46,362,888
Cable/Satellite Television -- 1.6%
              181,320 Time Warner Cable, Inc. - Class A                                             14,150,213
Commercial Services -- 3.4%
              689,715 Iron Mountain, Inc.                                                           23,512,384
              533,679 Live Nation, Inc.*                                                             6,121,298
                                                                                                    29,633,682
Computer Aided Design -- 1.1%
              173,385 ANSYS, Inc.*                                                                   9,478,958
Computer Software -- 0.6%
              282,270 Cornerstone OnDemand, Inc.*                                                    4,982,066
Computers - Integrated Systems -- 2.6%
              378,140 Teradata Corp.*                                                               22,764,028
Computers - Memory Devices -- 4.9%
            1,151,720 EMC Corp.*                                                                    31,729,886
              225,010 NetApp, Inc.*                                                                 11,876,028
                                                                                                    43,605,914
Consulting Services -- 1.7%
              364,012 Gartner, Inc.*                                                                14,666,043
E-Commerce/Products -- 2.1%
               92,435 Amazon.com, Inc.*                                                             18,902,033
E-Commerce/Services -- 7.0%
              165,170 Ctrip.com International, Ltd.*                                                 7,115,523
            1,522,800 eBay, Inc.*,**                                                                49,140,756
               22,475 Netflix, Inc.*                                                                 5,903,958
                                                                                                    62,160,237
Educational Software -- 1.6%
              319,295 Blackboard, Inc.*                                                             13,854,210
Electric Products - Miscellaneous -- 0.2%
               21,968 LG Electronics, Inc.                                                           1,714,830
Electronic Components - Miscellaneous -- 4.3%
            1,029,639 TE Connectivity, Ltd. (U.S. Shares)                                           37,849,530
Electronic Components - Semiconductors -- 5.2%
              515,876 ARM Holdings PLC                                                               4,878,167
               72,775 Avago Technologies, Ltd.                                                       2,765,450
            3,663,687 ON Semiconductor Corp.*                                                       38,358,803
                                                                                                    46,002,420
Electronic Connectors -- 3.2%
              517,612 Amphenol Corp. - Class A                                                      27,945,872
Electronic Forms -- 2.2%
              616,030 Adobe Systems, Inc.*                                                          19,374,144
Electronics - Military -- 1.3%
              419,024 Ultra Electronics Holdings PLC**                                              11,539,073
Enterprise Software/Services -- 10.7%
              725,318 Autonomy Corp. PLC*,**                                                        19,869,172
              142,390 Aveva Group PLC**                                                              3,914,238
              560,220 Oracle Corp.**                                                                18,436,840
            1,012,530 QLIK Technologies, Inc.*                                                      34,486,772
              954,900 Totvs S.A.**                                                                  17,625,533
                                                                                                    94,332,555
Independent Power Producer -- 1.1%
              376,395 NRG Energy, Inc.*                                                              9,251,789
Industrial Automation and Robotics -- 3.4%
              181,800 Fanuc Corp.**                                                                 30,321,099
Internet Applications Software -- 2.8%
              810,240 Vocus, Inc.*                                                                  24,801,446
Internet Content - Entertainment -- 0.7%
              176,776 Youku.com, Inc.*                                                               6,072,256
Internet Content - Information/News -- 0.3%
               24,870 LinkedIn Corp.*                                                                2,240,538
Internet Gambling -- 1.7%
            6,191,651 Bwin.Party Digital Entertainment PLC*                                         14,932,722
Internet Incubators -- 0.2%
               52,490 Homeaway, Inc.*                                                                2,031,363
Medical - Biomedical and Genetic -- 4.4%
              359,271 Celgene Corp.*                                                                21,671,227
              381,048 Myriad Genetics, Inc.*                                                         8,653,600
              170,030 Vertex Pharmaceuticals, Inc.*                                                  8,839,860
                                                                                                    39,164,687
Medical Information Systems -- 2.2%
              475,770 athenahealth, Inc.*                                                           19,554,147
Multimedia -- 2.5%
              519,315 News Corp. - Class A                                                           9,191,875
              338,545 Walt Disney Co.                                                               13,216,797
                                                                                                    22,408,672
Networking Products -- 0.9%
              240,035 Juniper Networks, Inc.*                                                        7,561,103
Semiconductor Components/Integrated Circuits -- 6.5%
            2,502,650 Atmel Corp.*                                                                  35,212,285
            8,904,000 Taiwan Semiconductor Manufacturing Co., Ltd.                                  22,547,297
                                                                                                    57,759,582
Semiconductor Equipment -- 2.0%
              477,778 ASML Holding N.V.                                                             17,600,611
Telecommunication Equipment -- 1.2%
            2,323,990 Tellabs, Inc.                                                                 10,713,594
Telecommunication Services -- 3.1%
              911,050 Amdocs, Ltd. (U.S. Shares)*,**                                                27,686,810
Television -- 1.2%
              379,562 CBS Corp. - Class B                                                           10,813,721
Toys -- 0.6%
               26,160 Nintendo Co., Ltd.**                                                           4,927,390
Transactional Software -- 0.2%
              401,930 Longtop Financial Technologies, Ltd. (ADR)*                                      590,837
               22,595 Solera Holdings, Inc.                                                          1,336,720
                                                                                                     1,927,557
Web Portals/Internet Service Providers -- 1.0%
              462,894 AOL, Inc.*                                                                     9,193,075
Wireless Equipment -- 2.9%
              323,704 Crown Castle International Corp.*                                             13,203,886
              175,457 Qualcomm, Inc.**                                                               9,964,203
              189,045 Telefonaktiebolaget L.M. Ericsson (ADR)                                        2,718,467
                                                                                                    25,886,556
---------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $752,045,359)                                                            880,316,673
---------------------------------------------------------------------------------------------------------------
Purchased Option - Put -- 0.1%
               17,700 Credit Suisse Tech Custom Basket Swap
                      expires September 2011
                      exercise price $46.97
                      (premiums paid $4,025,334)                                                       831,900
---------------------------------------------------------------------------------------------------------------

Money Market -- 3.1%
           27,420,258 Janus Cash Liquidity Fund LLC, 0%
                         (cost  $27,420,258)                                                        27,420,258
---------------------------------------------------------------------------------------------------------------
Total Investments (total cost $783,490,951) - 102.9%                                               908,568,831
---------------------------------------------------------------------------------------------------------------

Securities Sold Short -- (2.9)%

Common Stocks Sold Short -- (2.9)%
Applications Software -- (0.5)%
               55,190 Citrix Systems, Inc.*                                                        (4,415,200)
Computer Services -- (0.8)%
               81,276 Atos Origin S.A.                                                             (4,592,123)
              168,755 Wipro, Ltd.                                                                  (2,222,503)
                                                                                                   (6,814,627)
Internet Security -- (0.5)%
              242,250 Symantec Corp.*                                                              (4,777,170)
Printing - Commercial -- (0.5)%
              148,495 Valassis Communications, Inc.*                                               (4,499,399)
Semiconductor Equipment -- (0.5)%
               85,700 Tokyo Electron, Ltd.                                                         (4,676,110)
---------------------------------------------------------------------------------------------------------------
Total Securities Sold Short  (proceeds $25,105,815 )                                              (25,182,505)
---------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short  - 100%                                             $  883,386,326
---------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
---------------------------------------------------------------
Country                                  Value % of Investment
                                                    Securities
Brazil                        $     17,625,533            1.9%
Cayman Islands                      13,778,616            1.5%
Gibraltar                           14,932,722            1.6%
Guernsey                            27,686,810            3.1%
Japan                               35,248,489            3.9%
Netherlands                         17,600,611            1.9%
Singapore                            2,765,450            0.3%
South Korea                          1,714,830            0.2%
Sweden                               2,718,467            0.3%
Switzerland                         37,849,530            4.2%
Taiwan                              22,547,297            2.5%
United Kingdom                      40,200,650            4.4%
United States++                    673,899,826           74.2%
---------------------------------------------------------------
Total                         $    908,568,831          100.0%
---------------------------------------------------------------

++    Includes Cash Equivalents (71.2% excluding Cash Equivalents).

---------------------------------------------------------------
Summary of Investments by Country - (Short Positions)
June 30, 2011 (unaudited)
---------------------------------------------------------------
Country                            Value       % of Securities
                                                    Sold Short
---------------------------------------------------------------
France                             (4,592,123)           18.2%
India                              (2,222,503)            8.8%
Japan                              (4,676,110)           18.6%
United States                     (13,691,769)           54.4%
---------------------------------------------------------------
Total                         $   (25,182,505)          100.0%

Forward Currency Contracts, Open June 30, 2011 (unaudited)

Counterparty/                                                                                             Unrealized
Currency Sold and                                                  Currency            Currency        Appreciation/
Settlement Date                                                  Units Sold        Value U.S. $       (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 8/18/11                                            1,595,000       $    2,557,908          $  (5,493)
Japanese Yen 8/18/11                                           531,200,000            6,601,575             13,782
--------------------------------------------------------------------------------------------------------------------
                                                                                      9,159,483              8,289
--------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 8/25/11                                            3,980,000            6,382,124            (10,044)
Japanese Yen 8/25/11                                           609,000,000            7,568,779            (25,302)
--------------------------------------------------------------------------------------------------------------------
                                                                                     13,950,903            (35,346)
--------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
British Pound 8/4/11                                             2,000,000            3,208,029             54,892
Japanese Yen 8/4/11                                            627,000,000            7,791,463             19,966
--------------------------------------------------------------------------------------------------------------------
                                                                                     10,999,492             74,858
--------------------------------------------------------------------------------------------------------------------

Total                                                                            $  34,109,878           $  47,801
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Calls                                       Value
                  Amdocs, Ltd. (U.S. Shares)
                  expires October 2011
                  2,315 contracts
                  exercise price $32.50                               (154,378)

                  Credit Suisse Tech Custom Basket Swap
                  expires September 2011
                  17,700 contracts
                  exercise price $51.91                             (5,239,200)

                  Oracle Corp.
                  expires September 2011
                  1,095 contracts
                  exercise price $36.00                                (48,376)

                  Qualcomm, Inc.
                  expires October 2011
                  445 contracts
                  exercise price $60.00                                (87,180)

                  Teradata Corp.
                  expires October 2011
                  480 contracts
                  exercise price $60.00                               (190,608)

                  Teradata Corp.
                  expires October 2011
                  480 contracts
                  exercise price $65.00                                (90,905)

                  Time Warner Cable, Inc.
                  expires October 2011
                  460 contracts
                  exercise price $80.00                               (118,932)

                  Walt Disney Co.
                  expires October 2011
                  860 contracts
                  exercise price $43.00                                (47,711)
--------------------------------------------------------------------------------
Total Written Options - Calls                                      $(5,977,290)
(premiums received $2,071,377 )

--------------------------------------------------------------------------------
Schedule of Written Options - Calls                                       Value
                  Amazon.com, Inc.
                  expires October 2011
                  360 contracts
                  exercise price $155.00                               (87,146)

                  eBay, Inc.
                  expires October 2011
                  3,020 contracts
                  exercise price $28.00                               (307,980)

                  Microsoft Corp.
                  expires September 2011
                  4,530 contracts
                  exercise price $22.00                                (83,659)

                  Microsoft Corp.
                  expires September 2011
                  4,530 contracts
                  exercise price $23.00                               (130,831)

                  Youku.com, Inc.
                  expires September 2011
                  550 contracts
                  exercise price $24.00                               (153,447)
--------------------------------------------------------------------------------
Total Written Options - Puts                                         $(763,063)
(premiums received $1,399,299 )



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                                                         Level 3
                                                                                   Level 2            Significant
                                                                Level 1       Other Significant       Unobservable
Valuation Inputs Summary (as of June 30, 2011)              Quoted - Prices   Observable Inputs(a)       Inputs
-------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Common Stock
E-Commerce/Services                                          $  55,044,714       $   7,115,524       $          --
Electric Products - Miscellaneous                                       --           1,714,830                  --
Electronic Components - Semiconductors                          41,124,253           4,878,167                  --
Electronics - Military                                                  --          11,539,073                  --
Enterprise Software/Services                                    70,549,146          23,783,410                  --
Industrial Automation and Robotics                                      --          30,321,099                  --
Internet Content - Entertainment                                        --           6,072,256                  --
Internet Gambling                                                       --          14,932,722                  --
Semiconductor Components/Integrated Circuits                    35,212,285          22,547,297                  --
Semiconductor Equipment                                                 --          17,600,611                  --
Toys                                                                    --           4,927,390                  --
Transactional Software                                           1,336,720                  --             590,837
Wireless Equipment                                              23,168,089           2,718,467                  --

All Other                                                      505,139,783                  --                  --

Money Market                                                            --          27,420,258                  --
-------------------------------------------------------------------------------------------------------------------

Total Investments in Securities                              $ 731,574,990       $ 175,571,104       $     590,837
-------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Global Technology Fund                                 $          --       $     831,900       $          --
-------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Global Technology Fund                                 $ (13,691,769)      $ (11,490,736)      $          --
-------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Global Technology Fund                                 $          --       $  (6,692,552)      $          --
-------------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended June 30, 2011

                                                          Change in
                            Balance as                    Unrealized                                     Transfers In   Balance as
                           of September     Realized    Appreciation/                                   and/or Out of   of June 30,
                             30, 2010     Gain/(Loss)   (Depreciation)   Gross Purchases   Gross Sales    Level 3(a)       2011
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global
Technology Fund
Transactional
Software                      $     --      $     --     $(14,490,475)     $ 12,978,841     $     --      $2,102,471    $ 590,837
------------------------------------------------------------------------------------------------------------------------------------

(a) Amounts transferred in to Level 3 represent the value of Longtop Financial Technologies, Ltd. (ADR) as of the beginning of the fiscal year. Upon the review of significant events within the company by the Global Pricing Committee, it was determined that a fair value price should be applied using the per share value of the net cash position.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                    $   345,392,359

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                Value
----------------------------------------------------------------------------------------------------------------
Common Stock -- 95.4%
Aerospace and Defense -- 2.1%
               1,115,965 Boeing Co.                                                             $    82,503,292
Agricultural Chemicals -- 1.2%
                 723,690 Syngenta A.G. (ADR)**                                                       48,892,496
Apparel Manufacturers -- 2.8%
                 723,393 Coach, Inc.                                                                 46,246,515
                 500,971 Polo Ralph Lauren Corp.                                                     66,433,764
                                                                                                    112,680,279
Athletic Footwear -- 2.5%
               1,112,268 NIKE, Inc. - Class B                                                       100,081,875
Automotive - Cars and Light Trucks -- 1.9%
                 492,600 Daimler A.G.                                                                37,122,336
               2,756,313 Ford Motor Co.*                                                             38,009,556
                                                                                                     75,131,892
Broadcast Services and Programming -- 0.6%
                 500,000 Scripps Networks Interactive, Inc. - Class A                                24,440,000
Cable/Satellite Television -- 2.6%
                 922,415 DIRECTV - Class A*                                                          46,877,130
                 750,000 Time Warner Cable, Inc. - Class A                                           58,530,000
                                                                                                    105,407,130
Casino Hotels -- 0.8%
                 750,000 Las Vegas Sands Corp.*                                                      31,657,500
Chemicals - Diversified -- 3.1%
               1,800,000 E.I. du Pont de Nemours & Co.                                               97,290,000
                 750,000 LyondellBasell Industries N.V.                                              28,890,000
                                                                                                    126,180,000
Commercial Banks -- 4.3%
               1,800,000 CIT Group, Inc.*                                                            79,668,000
                 500,000 ICICI Bank, Ltd. (ADR)                                                      24,650,000
               1,000,000 Itau Unibanco Holding S.A. (ADR)                                            23,550,000
               1,704,238 Standard Chartered PLC**                                                    44,776,300
                                                                                                    172,644,300
Commercial Services - Finance -- 2.5%
                 210,000 MasterCard, Inc. - Class A                                                  63,281,400
               1,866,895 Western Union Co.                                                           37,393,907
                                                                                                    100,675,307
Computer Services -- 0.9%
                 500,000 Cognizant Technology Solutions Corp.*                                       36,670,000
Computers -- 1.6%
                 194,956 Apple, Inc.*                                                                65,440,880
Computers - Integrated Systems -- 1.5%
               1,000,000 Teradata Corp.*                                                             60,200,000
Computers - Memory Devices -- 1.5%
               1,150,000 NetApp, Inc.*                                                               60,697,000
Cosmetics and Toiletries -- 2.0%
                 757,056 Colgate-Palmolive Co.                                                       66,174,265
                 150,000 Estee Lauder Cos., Inc. - Class A                                           15,778,500
                                                                                                     81,952,765
Diversified Banking Institutions -- 3.7%
                 905,000 Citigroup, Inc.                                                             37,684,200
                 542,535 Credit Suisse Group A.G. (ADR)**                                            21,169,716
               3,889,706 Morgan Stanley                                                              89,502,135
                                                                                                    148,356,051
E-Commerce/Services -- 4.1%
               3,272,065 eBay, Inc.*                                                                105,589,538
                 220,000 Netflix, Inc.*                                                              57,791,800
                                                                                                    163,381,338
Electric Products - Miscellaneous -- 1.2%
                 850,000 Emerson Electric Co.                                                        47,812,500
Electronic Components - Miscellaneous -- 0.9%
               1,019,731 TE Connectivity, Ltd. (U.S. Shares)**                                       37,485,312
Electronic Components - Semiconductors -- 1.0%
                 448,875 Microchip Technology, Inc.                                                  17,016,851
               2,352,817 ON Semiconductor Corp.*                                                     24,633,994
                                                                                                     41,650,845
Electronic Connectors -- 1.1%
                 787,284 Amphenol Corp. - Class A                                                    42,505,463
Electronic Forms -- 0.8%
               1,075,000 Adobe Systems, Inc.*                                                        33,808,750
Enterprise Software/Services -- 3.6%
               4,340,604 Oracle Corp.**                                                             142,849,278
Finance - Other Services -- 1.8%
               2,101,789 NYSE Euronext                                                               72,028,309
Hotels and Motels -- 1.1%
               1,250,000 Marriott International, Inc. - Class A                                      44,362,500
Investment Management and Advisory Services -- 1.3%
               3,050,000 Blackstone Group L.P.                                                       50,508,000
Life and Health Insurance -- 0.9%
                 472,603 AFLAC, Inc.                                                                 22,061,108
               1,333,623 Prudential PLC**                                                            15,409,639
                                                                                                     37,470,747
Machinery - Farm -- 0.6%
                 275,000 Deere & Co.                                                                 22,673,750
Medical - Biomedical and Genetic -- 2.7%
               1,011,020 Celgene Corp.*                                                              60,984,726
               1,123,705 Gilead Sciences, Inc.*                                                      46,532,624
                                                                                                    107,517,350
Medical - Drugs -- 5.2%
                 375,000 Allergan, Inc.                                                              31,218,750
               2,343,307 Bristol-Myers Squibb Co.                                                    67,862,171
                 750,000 Endo Pharmaceuticals Holdings, Inc.*                                        30,127,500
               2,000,000 Pfizer, Inc.                                                                41,200,000
                 400,000 Shire PLC (ADR)**                                                           37,684,000
                                                                                                    208,092,421
Medical - Generic Drugs -- 1.5%
               2,400,000 Mylan, Inc.*                                                                59,208,000
Medical - HMO -- 0.7%
                 375,000 Humana, Inc.                                                                30,202,500
Metal - Copper -- 1.4%
               1,039,062 Freeport-McMoRan Copper & Gold, Inc. - Class B                              54,966,380
Metal Processors and Fabricators -- 1.3%
                 321,095 Precision Castparts Corp.                                                   52,868,292
Non-Hazardous Waste Disposal -- 0.4%
                 425,000 Waste Management, Inc.                                                      15,839,750
Oil - Field Services -- 2.7%
               1,254,475 Halliburton Co.                                                             63,978,225
                 525,000 Schlumberger, Ltd. (U.S. Shares)                                            45,360,000
                                                                                                    109,338,225
Oil Companies - Exploration and Production -- 3.9%
               2,000,000 Canadian Natural Resources, Ltd.                                            83,720,000
                 718,461 Occidental Petroleum Corp.                                                  74,748,682
                                                                                                    158,468,682
Oil Companies - Integrated -- 4.5%
                 750,000 Chevron Corp.                                                               77,130,000
               1,361,417 Hess Corp.                                                                 101,779,535
                                                                                                    178,909,535
Oil Refining and Marketing -- 0.3%
                 434,147 Valero Energy Corp.                                                         11,101,139
Pharmacy Services -- 1.8%
               1,328,256 Express Scripts, Inc. - Class A*                                            71,699,259
Pipelines -- 1.3%
               1,250,000 Enterprise Products Partners L.P.                                           54,012,500
                   2,176 Kinder Morgan Management LLC*                                                  142,724
                                                                                                     54,155,224
Retail - Major Department Stores -- 0.4%
                 331,514 Nordstrom, Inc.                                                             15,561,267
Semiconductor Equipment -- 0.5%
               1,550,000 Applied Materials, Inc.                                                     20,165,500
Super-Regional Banks -- 1.6%
               2,450,000 U.S. Bancorp.                                                               62,499,500
Telephone - Integrated -- 0.5%
                 499,200 CenturyLink, Inc.                                                           20,182,656
Television -- 3.5%
               5,000,768 CBS Corp. - Class B                                                        142,471,880
Tobacco -- 3.4%
               1,719,730 Altria Group, Inc.                                                          45,418,069
               1,370,248 Philip Morris International, Inc.                                           91,491,459
                                                                                                    136,909,528
Toys -- 1.2%
               1,791,535 Mattel, Inc.                                                                49,249,297
Transportation - Railroad -- 2.0%
                 767,590 Union Pacific Corp.                                                         80,136,396
Transportation - Services -- 0.6%
                 500,000 Expeditors International of Washington, Inc.                                25,595,000
----------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $3,004,244,392)                                                         3,835,285,340
----------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 3.6%
Building - Residential and Commercial -- 0.1%
 $6,467,000             Meritage Homes Corp.
                        6.2500%,  3/15/15                                                             6,369,995
Casino Hotels -- 0.4%
 2,498,000              MGM Mirage
                        4.2500%,  4/15/15                                                             2,704,085
 15,000,000             MGM Resorts International
                        7.6250%,  1/15/17                                                            14,437,500
                                                                                                     17,141,585
Hotels and Motels -- 0.3%
 9,990,000              Starwood Hotels & Resorts Worldwide, Inc.
                        6.7500%,  5/15/18                                                            11,063,925
Medical - Biomedical and Genetic -- 0.8%
 25,000,000             Vertex Pharmaceuticals Inc.
                        3.3500%,  10/1/15                                                            31,468,750
Medical - Hospitals -- 0.3%
 9,990,000              HCA, Inc.
                        7.2500%,  9/15/20                                                            10,726,763
Power Converters and Power Supply Equipment -- 1.1%
 24,957,000             JA Solar Holdings Co., Ltd.
                        4.5000%,  5/15/13                                                            22,960,440
 24,090,000             Suntech Power Holdings Co., Ltd.
                        3.0000%,  3/15/13(144A)                                                      20,807,737
                                                                                                     43,768,177
REIT - Mortgage -- 0.3%
 10,000,000             Annaly Capital Management, Inc.
                        4.0000%,  2/15/15                                                            11,787,500
REIT - Warehouse and Industrial -- 0.3%
 9,985,000              ProLogis L.P.
                        3.2500%,  3/15/15                                                            11,420,344
----------------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $134,066,494)                                                          143,747,039
----------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes/Bonds -- 1.0%
                      U.S. Treasury Notes/Bonds:
              19,282,000   4.8750%,  7/31/11                                                         19,358,820
              19,282,000   3.3750%,  7/31/13                                                         20,446,459
----------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $38,735,140)                                                  39,805,279
----------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,177,046,026) - 100%                                            $ 4,018,837,658
----------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
-------------------------------------------------------------
                                             % of Investment
Country                                Value      Securities
Brazil                       $    23,550,000            0.6%
Canada                            83,720,000            2.1%
Cayman Islands                    43,768,177            1.1%
Germany                           37,122,336            0.9%
India                             24,650,000            0.6%
Jersey                            37,684,000            0.9%
Netherlands                       28,890,000            0.7%
Netherlands Antilles              45,360,000            1.1%
Switzerland                      107,547,524            2.7%
United Kingdom                    60,185,939            1.5%
United States++                3,526,359,682           87.8%
-------------------------------------------------------------
Total                        $ 4,018,837,658          100.0%
-------------------------------------------------------------

++    Includes Cash Equivalents (87.7% excluding Cash Equivalents).

Forward Currency Contracts, Open       June 30, 2011 (unaudited)
-------------------------------------------------------------------------------------

Counterparty/Currency Sold and         Currency     Currency Value   Unrealized
Settlement Date                        Units Sold   U.S. $           (Depreciation)
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 8/18/11                   7,500,000     $ 12,027,779    $    (25,829)
Swiss Franc 8/18/11                     7,110,000        8,461,722          36,557
-------------------------------------------------------------------------------------
                                                        20,489,501           10,728
-------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 8/25/11                   7,790,000       12,491,644         (19,659)
Swiss Franc 8/25/11                     7,371,000        8,772,796         (47,447)
-------------------------------------------------------------------------------------
                                                        21,264,440          (67,106)
-------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
British Pound 8/4/11                   14,027,000       22,499,508         384,981
-------------------------------------------------------------------------------------
Total                                                 $ 64,253,449     $    328,603
-------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)



ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts. forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2011 is indicated in the table below:

                                                             Value as a %
                                          Value        of Investment Securities
--------------------------------------------------------------------------------
Janus Growth and Income Fund           $20,807,737              0.52%
--------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See significant Accounting Policies for more information.

                                                                                    Level 2 -
                                                                                      Other             Level 3 -
                                                                                   Significant        Significant
                                                                 Level 1 -          Observable        Unobservable
Valuation Inputs Summary (as of June 30, 2011)                Quoted Prices          Inputs(a)           Inputs
----------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Growth and Income Fund
   Common Stock
   Agricultural Chemicals                                    $            --     $    48,892,496     $            --
   Commercial Banks                                          $    79,668,000     $    92,976,300     $            --
   Diversified Banking Institutions                          $   127,186,335     $    21,169,716     $            --
   Life and Health Insurance                                 $    22,061,108     $    15,409,639     $            --
   Medical - Drugs                                           $   170,408,421     $    37,684,000     $            --
   All Other                                                   3,219,829,325                  --                  --

   Corporate Bonds                                                        --     $   143,747,039                  --

   U.S. Treasury Notes/Bonds                                              --          39,805,279                  --

   Total Investment in Securities                            $ 3,619,153,189     $   399,684,469     $            --
----------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(b):                           $            --     $       328,603     $            --
----------------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                    $   210,353,962
--------------------------------------------------------------------------------

Janus Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 94.9%
Apparel Manufacturers -- 1.6%
              531,850 Polo Ralph Lauren Corp.                                                       $    70,528,628
            2,216,200 Prada SpA*,**                                                                      13,371,534
            8,316,600 Prada SpA (ADR)*,**                                                                50,178,548
                                                                                                        134,078,710
Applications Software -- 2.3%
            7,626,745 Microsoft Corp.                                                                   198,295,370
Athletic Footwear -- 0.5%
              441,535 NIKE, Inc. - Class B                                                               39,729,319
Brewery -- 1.4%
            2,102,898 Anheuser-Busch InBev N.V.**                                                       121,923,322
           10,131,582 Anheuser-Busch InBev N.V. - VVPR Strip*,**                                             58,763
                                                                                                        121,982,085
Cable/Satellite Television -- 0.8%
              887,355 Time Warner Cable, Inc. - Class A                                                  69,249,184
Casino Hotels -- 0.9%
            8,246,728 Crown, Ltd.                                                                        79,163,858
Casino Services -- 0.8%
            4,081,385 International Game Technology                                                      71,750,748
Chemicals - Diversified -- 3.2%
            1,795,345 E.I. du Pont de Nemours & Co.                                                      97,038,397
            1,688,539 K+S A.G.**                                                                        129,757,345
            1,106,610 LyondellBasell Industries N.V.**                                                   42,626,617
                                                                                                        269,422,359
Commercial Services - Finance -- 1.0%
            1,346,695 Verisk Analytics, Inc.*                                                            46,622,581
            1,897,820 Western Union Co.                                                                  38,013,335
                                                                                                         84,635,916
Computer Services -- 2.4%
            1,207,239 International Business Machines Corp.                                             207,101,850
Computers -- 2.5%
              636,702 Apple, Inc.*                                                                      213,721,760
Computers - Integrated Systems -- 1.3%
            1,894,815 Teradata Corp.*                                                                   114,067,863
Computers - Memory Devices -- 2.2%
            6,953,640 EMC Corp.*                                                                        191,572,782
Cosmetics and Toiletries -- 1.1%
            1,087,721 Colgate-Palmolive Co.                                                              95,077,693
Dialysis Centers -- 0.7%
              661,835 DaVita, Inc.*                                                                      57,321,529
Diversified Banking Institutions -- 2.4%
            1,045,468 Citigroup, Inc.                                                                    43,533,288
            1,757,110 JPMorgan Chase & Co.                                                               71,936,083
            3,713,990 Morgan Stanley                                                                     85,458,910
                                                                                                        200,928,281
Diversified Operations -- 1.5%
              791,870 Danaher Corp.                                                                      41,961,191
            1,772,541 Tyco International, Ltd. (U.S. Shares)                                             87,616,702
                                                                                                        129,577,893
E-Commerce/Products -- 1.1%
              457,420 Amazon.com, Inc.*                                                                  93,537,816
E-Commerce/Services -- 4.6%
           10,477,382 eBay, Inc.*,**                                                                    338,105,117
              200,875 Netflix, Inc.*                                                                     52,767,854
                                                                                                        390,872,971
Electronic Components - Miscellaneous -- 1.4%
            3,143,340 TE Connectivity, Ltd. (U.S. Shares)                                               115,549,178
Electronic Components - Semiconductors -- 1.0%
            7,860,552 ON Semiconductor Corp.*                                                            82,299,979
Electronic Connectors -- 1.1%
            1,687,839 Amphenol Corp. - Class A                                                           91,126,428
Electronic Forms -- 0.9%
            2,503,465 Adobe Systems, Inc.*                                                               78,733,974
Enterprise Software/Services -- 2.7%
            7,120,380 Oracle Corp.                                                                      234,331,706
Finance - Investment Bankers/Brokers -- 0.5%
            2,751,205 Charles Schwab Corp.                                                               45,257,322
Industrial Automation and Robotics -- 1.1%
              563,300 Fanuc Corp.                                                                        93,948,708
Industrial Gases -- 1.6%
            1,239,470 Praxair, Inc.                                                                     134,346,153
Instruments - Controls -- 0.6%
            1,310,575 Sensata Technologies Holding N.V.*,**                                              49,343,149
Investment Management and Advisory Services -- 1.2%
            1,697,006 T. Rowe Price Group, Inc.                                                         102,397,342
Life and Health Insurance -- 1.2%
              925,540 AFLAC, Inc.                                                                        43,204,207
            4,868,065 Prudential PLC**                                                                   56,249,122
                                                                                                         99,453,329
Medical - Biomedical and Genetic -- 3.4%
            3,414,882 Celgene Corp.*                                                                    205,985,682
            1,691,079 Vertex Pharmaceuticals, Inc.*                                                      87,919,197
                                                                                                        293,904,879
Medical - Drugs -- 4.8%
            2,756,220 Bristol-Myers Squibb Co.                                                           79,820,131
            3,147,190 Endo Pharmaceuticals Holdings, Inc.*                                              126,422,623
            9,698,445 Pfizer, Inc.                                                                      199,787,967
                                                                                                        406,030,721
Medical - Generic Drugs -- 0.9%
            3,021,480 Mylan, Inc.*                                                                       74,539,912
Medical - Wholesale Drug Distributors -- 0.9%
            1,784,110 AmerisourceBergen Corp.                                                            73,862,154
Medical Instruments -- 0.2%
              355,040 St. Jude Medical, Inc.                                                             16,928,307
Medical Products -- 2.3%
            3,638,370 Covidien PLC (U.S. Shares)**                                                      193,670,435
Metal Processors and Fabricators -- 1.5%
              752,485 Precision Castparts Corp.                                                         123,896,655
Multimedia -- 1.3%
            2,905,490 Walt Disney Co.                                                                   113,430,330
Oil - Field Services -- 4.1%
            1,828,390 Baker Hughes, Inc.                                                                132,667,978
            2,581,685 Halliburton Co.**                                                                 131,665,935
            1,009,400 Schlumberger, Ltd. (U.S. Shares)**                                                 87,212,160
                                                                                                        351,546,073
Oil and Gas Drilling -- 0.8%
            1,090,335 Helmerich & Payne, Inc.                                                            72,092,950
Oil Companies - Exploration and Production -- 5.8%
              795,130 Apache Corp.                                                                       98,111,091
            1,919,930 Canadian Natural Resources, Ltd.                                                   80,368,270
              963,491 EOG Resources, Inc.                                                               100,732,984
            1,605,542 Occidental Petroleum Corp.                                                        167,040,590
            5,448,200 OGX Petroleo e Gas Participacoes S.A.*                                             50,944,842
                                                                                                        497,197,777
Oil Companies - Integrated -- 1.4%
            1,616,415 Hess Corp.                                                                        120,843,185
Oil Field Machinery and Equipment -- 0.6%
              939,228 Dresser-Rand Group, Inc.*                                                          50,483,505
Pharmacy Services -- 2.6%
            3,999,690 Medco Health Solutions, Inc.*                                                     226,062,479
Pipelines -- 1.3%
            2,637,723 Enterprise Products Partners L.P.                                                 113,976,011
Retail - Apparel and Shoe -- 1.3%
            2,879,110 Limited Brands, Inc.                                                              110,701,780
Retail - Drug Store -- 1.4%
            2,712,105 Walgreen Co.                                                                      115,155,978
Retail - Jewelry -- 1.5%
            1,949,149 Cie Financiere Richemont S.A.                                                     127,673,861
Retail - Major Department Stores -- 1.3%
            2,273,430 Nordstrom, Inc.                                                                   106,714,804
Semiconductor Components/Integrated Circuits -- 1.6%
            3,493,152 Atmel Corp.*                                                                       49,148,648
           33,401,539 Taiwan Semiconductor Manufacturing Co., Ltd.                                       84,581,582
                                                                                                        133,730,230
Steel - Producers -- 0.5%
            1,068,085 Nucor Corp.                                                                        44,026,464
Telecommunication Services -- 1.0%
            2,926,080 Amdocs, Ltd. (U.S. Shares)*,**                                                     88,923,571
Television -- 2.0%
            6,095,230 CBS Corp. - Class B                                                               173,653,103
Tobacco -- 1.3%
            1,710,305 Philip Morris International, Inc.                                                 114,197,065
Toys -- 0.8%
            2,542,160 Mattel, Inc.                                                                       69,883,978
Transportation - Railroad -- 1.3%
            1,042,055 Union Pacific Corp.                                                               108,790,542
Transportation - Services -- 2.2%
            1,430,195 C.H. Robinson Worldwide, Inc.                                                     112,756,574
            1,470,911 Expeditors International of Washington, Inc.                                       75,295,934
                                                                                                        188,052,508
Wireless Equipment -- 1.2%
            2,451,997 Crown Castle International Corp.*,**                                              100,016,958
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $6,551,973,696)                                                             8,098,861,470
--------------------------------------------------------------------------------------------------------------------

Exchange - Traded Funds -- 1.0%
              369,100 SPDR Gold Trust (ETF)*                                                             53,881,218
            2,093,140 Sprott Physical Gold Trust (ETF)*                                                  27,315,477
--------------------------------------------------------------------------------------------------------------------

Total Exchange - Traded Funds  (cost $77,570,234)                                                        81,196,695
--------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 0.4%
Direct Marketing -- 0.4%
            2,492,920 Zynga, Inc. - Private Placement, 8.0000%^^, @ (cost $34,973,461)                   34,973,461
--------------------------------------------------------------------------------------------------------------------

Money Market -- 3.7%
          317,504,983  Janus Cash Liquidity Fund LLC, 0%
                         (cost $317,504,983)                                                            317,504,983
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,982,022,374) - 100%                                                $ 8,532,536,609
--------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                  June 30, 2011 (unaudited)

                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Australia                     $     79,163,858            0.9%
Belgium                            121,982,085            1.4%
Brazil                              50,944,842            0.6%
Canada                              80,368,270            0.9%
Germany                            129,757,345            1.5%
Guernsey                            88,923,571            1.0%
Ireland                            193,670,435            2.3%
Italy                               63,550,082            0.8%
Japan                               93,948,708            1.1%
Netherlands                         91,969,766            1.1%
Netherlands Antilles                87,212,160            1.0%
Switzerland                        330,839,741            3.9%
Taiwan                              84,581,582            1.0%
United Kingdom                      56,249,122            0.7%
United States++                  6,979,375,042           81.8%
---------------------------------------------------------------
Total                         $  8,532,536,609          100.0%
---------------------------------------------------------------

++    Includes Cash Equivalents (78.1% excluding Cash Equivalents).

Forward Currency Contracts, Open
June 30, 2011 (unaudited)

Counterparty/
Currency Sold and                            Currency        Currency Value        Unrealized
Settlement Date                             Units Sold          in U.S. $         Gain/(Loss)
------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
   British Pound 8/18/11                     3,860,000       $   6,190,297       $     (13,293)
   Euro 8/18/11                             66,640,000          96,493,122          (1,922,965)
------------------------------------------------------------------------------------------------
                                                               102,683,419          (1,936,258)
                                                             -----------------------------------
HSBC Securities (USA), Inc.:
   British Pound 8/25/11                     6,259,000          10,036,611             (15,795)
   Euro 8/25/11                             41,560,000          60,164,631             (69,701)
------------------------------------------------------------------------------------------------
                                                                70,201,242             (85,496)
                                                             -----------------------------------
JPMorgan Chase & Co.:
   British Pound 8/4/11                      7,900,000          12,671,712             216,821
   Euro 8/4/11                              39,700,000          57,509,967            (438,439)
------------------------------------------------------------------------------------------------
                                                                70,181,679            (221,618)
                                                             -----------------------------------
RBC Capital Markets Corp.:
   British Pound 7/14/11                     7,500,000          12,033,695              46,638
   Euro 7/14/11                             68,000,000          98,571,217          (2,416,632)
------------------------------------------------------------------------------------------------
                                                               110,604,912          (2,369,994)
------------------------------------------------------------------------------------------------
Total                                                        $ 353,671,252       $  (4,613,366)


Schedule of Written Options - Call - (0.0)%                               Value
--------------------------------------------------------------------------------
                  Halliburton Co.
                  expires July 2011
                  4,400 contracts
                  exercise price $50.00
                  (premiums received  $889,003)                       (842,393)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Dividend Swap outstanding as
of June 30, 2011
--------------------------------------------------------------------------------------------------------------------------
Counterparty     Notional      Return Paid                  Return Received          Termination       Unrealized
                 Amount        by the Fund                  by the Fund              Date              Appreciation
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs    101,697,840   927,900 EUR for every        927,900 EUR for every    12/28/12          $ 18,163,515
International    EUR           1 dividend Dow Jones         1 dividend Dow Jones
                               Euro STOXX 50 Index          Euro STOXX 50 Index
                               point decrease in the        point increase in the
                               actual dividends from        actual dividends from
                               the Fixed Strike             the Fixed Strike
--------------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $ 18,163,515
--------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange-Traded Fund

PLC               Public Limited Company

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

^^    Schedule of Fair Valued Securities (as of June 30, 2011)

                                                                   Value as a %
                                                                  of Investment
                                                       Value        Securities
--------------------------------------------------------------------------------
Janus Fund
Zynga, Inc. - Private Placement, 8.0000%            $34,973,461            0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

@     Schedule of Restricted and Illiquid Securities (as of June 30, 2011)

                                                                                                    Value as a
                                               Acquisition        Acquisition                        % of Net
                                                  Date                Cost             Value          Assets
-----------------------------------------------------------------------------------------------------------------
Janus Fund
Zynga, Inc. - Private Placement, 8.0000%         2/17/11          $ 34,973,461     $ 34,973,461         0.4%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2011)

                                                                      Level 2 - Other         Level 3 -
                                                  Level 1 - Quoted    Significant             Significant
                                                  Prices              Observable Inputs(a)    Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund
Common Stock
Apparel Manufacturers                             $   70,528,628      $   63,550,082          $           --
Brewery                                                       --         121,982,085                      --
Casino Hotels                                                 --          79,163,858                      --
Chemicals - Diversified                              139,665,014         129,757,345                      --
Industrial Automation and Robotics                            --          93,948,708                      --
Life and Health Insurance                             43,204,207          56,249,122                      --
Retail - Jewelry                                              --         127,673,861                      --
Semiconductor Components/Integrated Circuits          49,148,648          84,581,582                      --
All Other                                          7,039,408,330                  --                      --

Exchange-Traded Funds                                 81,196,695                  --                      --

Preferred Stock                                               --                  --              34,973,461

Money Market                                                  --         317,504,983                      --

Total Investments in Securities                   $7,423,151,522      $1,074,411,626          $   34,973,461
-------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(b):
Janus Fund                                        $           --      $   12,707,756          $           --
-------------------------------------------------------------------------------------------------------------------

(a)   Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

 Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2011)

                             Balance                            Change in                     Transfers   Balance
                             as of       Accrued      Realized  Unrealized      Net           In          as of
                             September   Discounts/   Gain/     Appreciation/   Purchases/    and/or Out  June 30,
                             30, 2010    Premiums     (Loss)    (Depreciation)  (Sales)       of Level 3  2011
----------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund
Preferred Stock
Direct Marketing             $      --   $      --    $      --    $      --    $34,973,461   $      --   $34,973,461
----------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                      $   969,604,565
--------------------------------------------------------------------------------

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 100%
Agricultural Chemicals -- 1.4%
               66,012 Potash Corporation of Saskatchewan, Inc.                                 $          3,770,941
Airlines -- 1.5%
              138,611 Ryanair Holdings PLC (ADR)                                                          4,066,847
Automotive - Cars and Light Trucks -- 2.2%
            1,191,000 Isuzu Motors, Ltd.                                                                  5,644,998
Building Products - Air and Heating -- 1.9%
              140,100 Daikin Industries, Ltd.                                                             4,966,071
Building Products - Doors and Windows -- 1.4%
            1,151,000 Nippon Sheet Glass Co., Ltd.                                                        3,574,120
Cable/Satellite Television -- 0.8%
               33,145 Kabel Deutschland Holding A.G.*                                                     2,037,685
Cellular Telecommunications -- 1.4%
            1,409,931 Vodafone Group PLC                                                                  3,746,488
Chemicals - Diversified -- 3.2%
               59,571 K+S A.G.                                                                            4,577,789
               98,535 LyondellBasell Industries N.V.                                                      3,795,568
                                                                                                          8,373,357
Chemicals - Specialty -- 0.5%
            1,431,000 Huabao International Holdings, Ltd.                                                 1,302,908
Commercial Banks -- 8.5%
              449,314 Banco Bilbao Vizcaya Argentaria S.A.                                                5,265,691
              450,300 Banco Santander Brasil S.A.                                                         5,281,350
            1,151,000 China Merchants Bank Co., Ltd.                                                      2,795,480
              379,495 DBS Group Holdings, Ltd.                                                            4,543,519
              162,433 Standard Chartered PLC                                                              4,267,684
                                                                                                         22,153,724
Distribution/Wholesale -- 3.0%
               96,960 Adani Enterprises, Ltd.*                                                            1,553,622
            3,098,000 Li & Fung, Ltd.                                                                     6,230,936
                                                                                                          7,784,558
Diversified Banking Institutions -- 2.5%
              418,405 HSBC Holdings PLC                                                                   4,150,147
              135,592 UBS A.G.*                                                                           2,473,270
                                                                                                          6,623,417
Diversified Minerals -- 0.9%
               48,894 BHP Billiton, Ltd.                                                                  2,310,364
E-Commerce/Services -- 2.1%
              125,170 Ctrip.com International, Ltd.*                                                      5,392,324
Electric - Integrated -- 1.5%
              138,532 Fortum Oyj                                                                          4,011,562
Electronic Components - Semiconductors -- 1.0%
              275,406 ARM Holdings PLC                                                                    2,604,262
Electronic Measuring Instruments -- 1.4%
               12,500 Keyence Corp.                                                                       3,545,790
Enterprise Software/Services -- 1.2%
              118,606 Autonomy Corp. PLC*                                                                 3,249,062
Finance - Other Services -- 1.5%
              189,300 Hong Kong Exchanges & Clearing, Ltd.                                                3,985,351
Food - Catering -- 0%
            1,216,275 FU JI Food & Catering Services Holdings, Ltd.*,**,***                                       0
Food - Miscellaneous/Diversified -- 2.8%
               60,499 Groupe Danone                                                                       4,513,598
               82,459 Unilever N.V.                                                                       2,701,063
                                                                                                          7,214,661
Food - Wholesale/Distribution -- 1.8%
            2,075,409 Olam International, Ltd.                                                            4,616,392
Industrial Automation and Robotics -- 3.1%
               48,000 Fanuc Corp.                                                                         8,005,571
Industrial Gases -- 1.7%
               25,145 Linde A.G.                                                                          4,408,097
Insurance Brokers -- 1.0%
              246,205 Jardine Lloyd Thompson Group PLC                                                    2,690,654
Internet Content - Entertainment -- 1.4%
              106,482 Youku.com, Inc.*                                                                    3,657,657
Life and Health Insurance -- 4.5%
            1,693,600 AIA Group, Ltd.*                                                                    5,894,528
              519,169 Prudential PLC                                                                      5,998,852
                                                                                                         11,893,380
Machinery - Pumps -- 1.2%
               91,380 Weir Group PLC                                                                      3,119,201
Medical - Drugs -- 3.3%
            6,140,911 CFR Pharmaceuticals S.A.*                                                           1,669,476
               70,955 Novartis A.G.                                                                       4,347,816
              168,100 Shionogi & Co., Ltd.                                                                2,754,331
                                                                                                          8,771,623
Medical - Generic Drugs -- 1.1%
               60,020 Teva Pharmaceutical S.P. (ADR)                                                      2,894,164
Metal - Diversified -- 1.5%
               56,032 Rio Tinto PLC                                                                       4,045,398
Multi-Line Insurance -- 1.5%
              316,927 ING Groep N.V.*                                                                     3,908,958
Multimedia -- 1.6%
              338,929 WPP PLC                                                                             4,242,535
Oil - Field Services -- 2.4%
              239,875 AMEC PLC                                                                            4,191,319
               69,489 Eurasia Drilling Co., Ltd. (ADR)*                                                   2,049,926
                                                                                                          6,241,245
Oil Companies - Exploration and Production -- 6.8%
              392,076 Cairn Energy PLC*                                                                   2,609,938
              148,794 EnCana Corp.                                                                        4,595,608
              355,018 Gazprom OAO*                                                                        5,176,162
                  392 INPEX Corp.                                                                         2,894,570
              123,007 Tullow Oil PLC                                                                      2,447,804
                                                                                                         17,724,082
Oil Companies - Integrated -- 3.0%
              161,556 BG Group PLC                                                                        3,666,026
              127,915 Petroleo Brasileiro S.A. (ADR)                                                      4,331,202
                                                                                                          7,997,228
Oil Refining and Marketing -- 1.9%
              111,805 Petroplus Holdings A.G.                                                             1,596,349
              168,124 Reliance Industries, Ltd.                                                           3,389,878
                                                                                                          4,986,227
Real Estate Management/Services -- 1.0%
              148,000 Mitsubishi Estate Co., Ltd.                                                         2,598,600
Real Estate Operating/Development -- 2.9%
              384,032 DLF, Ltd.*                                                                          1,817,400
            1,390,000 Hang Lung Properties, Ltd.                                                          5,757,498
                                                                                                          7,574,898
Retail - Apparel and Shoe -- 1.0%
               15,900 Fast Retailing Co., Ltd.                                                            2,574,959
Retail - Consumer Electronics -- 1.8%
               58,600 Yamada Denki Co., Ltd.                                                              4,781,338
Retail - Jewelry -- 1.3%
            6,336,000 Hengdeli Holdings, Ltd.                                                             3,361,534
Semiconductor Components/Integrated Circuits -- 1.8%
            1,833,000 Taiwan Semiconductor Manufacturing Co., Ltd.                                        4,641,644
Semiconductor Equipment -- 1.7%
              123,362 ASML Holding N.V.                                                                   4,544,467
Soap and Cleaning Preparations -- 1.4%
               67,316 Reckitt Benckiser Group PLC                                                         3,716,154
Tobacco -- 3.6%
              126,637 Imperial Tobacco Group PLC                                                          4,209,808
                1,385 Japan Tobacco, Inc.                                                                 5,346,028
                                                                                                          9,555,836
Transportation - Railroad -- 1.4%
               46,343 Canadian National Railway Co.                                                       3,707,632
Transportation - Services -- 2.7%
               45,975 Kuehne + Nagel International A.G.                                                   6,980,002
Wireless Equipment -- 0.9%
              168,608 Telefonaktiebolaget L.M. Ericsson - Class B                                         2,425,932
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $229,819,988) - 100%                                                      262,023,898
--------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                                                                                    % of Investment
Country                                                                                     Value        Securities
--------------------------------------------------------------------------------------------------------------------
Australia                                                                         $     2,310,364              0.9%
Bermuda                                                                                 7,533,844              2.9%
Brazil                                                                                  9,612,552              3.7%
Canada                                                                                 12,074,181              4.6%
Cayman Islands                                                                         14,461,441              5.5%
Chile                                                                                   1,669,476              0.6%
China                                                                                   2,795,480              1.1%
Finland                                                                                 4,011,562              1.5%
France                                                                                  4,513,598              1.7%
Germany                                                                                11,023,571              4.2%
Hong Kong                                                                              15,637,377              6.0%
India                                                                                   6,760,900              2.6%
Ireland                                                                                 4,066,847              1.5%
Israel                                                                                  2,894,164              1.1%
Japan                                                                                  46,686,376             17.8%
Jersey                                                                                  4,242,535              1.6%
Netherlands                                                                            14,950,056              5.7%
Russia                                                                                  5,176,162              2.0%
Singapore                                                                               9,159,911              3.5%
Spain                                                                                   5,265,691              2.0%
Sweden                                                                                  2,425,932              0.9%
Switzerland                                                                            15,397,437              5.9%
Taiwan                                                                                  4,641,644              1.8%
United Kingdom                                                                         54,712,797             20.9%
--------------------------------------------------------------------------------------------------------------------
Total                                                                             $   262,023,898            100.0%
--------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

*     Non-income producing security.

*** Schedule of Fair Valued Securities (as of June 30, 2011)
-----------------------------------------------------------------------------------------------------------
                                                                                    Value as a %
                                                                                    of Investment
                                                           Value                     Securities
-----------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.*             $ --                                       0.0%
-----------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

** Schedule of Restricted and Illiquid Securities (as of June 30, 2011)
-----------------------------------------------------------------------------------------------------------
                                                                                           Value as a %
                                                 Acquisition    Acquisition                of Investment
                                                     Date           Cost        Value       Securities
-----------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.*  8/9/07-8/14/08  $ 2,173,340     $ --                  0.0%
-----------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.


The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of 6/30/2011 )
                                                                                   Level 2             Level 3
                                                                              Other Significant      Significant
                                                              Level 1             Observable         Unobservable
                                                           Quoted - Prices         Inputs(a)            Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus International Equity Fund
Common Stock
Airlines                                                $                -- $       4,066,847   $               --
Automotive - Cars and Light Trucks                                       --         5,644,998                   --
Building Products - Air and Heating                                      --         4,966,071                   --
Building Products - Doors and Windows                                    --         3,574,120                   --
Cable/Satellite Television                                               --         2,037,685                   --
Cellular Telecommunications                                              --         3,746,488                   --
Chemicals - Diversified                                           3,795,568         4,577,789                   --
Chemicals - Specialty                                                    --         1,302,908                   --
Commercial Banks                                                  5,281,350        16,872,374                   --
Distribution/Wholesale                                                   --         7,784,558                   --
Diversified Banking Institutions                                         --         6,623,417                   --
Diversified Minerals                                                     --         2,310,364                   --
E-Commerce/Services                                                      --         5,392,324                   --
Electric - Integrated                                                    --         4,011,562                   --
Electronic Components - Semiconductors                                   --         2,604,262                   --
Electronic Measuring Instruments                                         --         3,545,790                   --
Enterprise Software/Services                                             --         3,249,062                   --
Finance - Other Services                                                 --         3,985,351                   --
Food - Catering                                                          --                --                   --
Food - Miscellaneous/Diversified                                         --         7,214,661                   --
Food - Wholesale/Distribution                                            --         4,616,392                   --
Industrial Automation and Robotics                                       --         8,005,571                   --
Industrial Gases                                                         --         4,408,097                   --
Insurance Brokers                                                        --         2,690,654                   --
Internet Content - Entertainment                                         --         3,657,657                   --
Life and Health Insurance                                                --        11,893,380                   --
Machinery - Pumps                                                        --         3,119,201                   --
Medical - Drugs                                                   1,669,476         7,102,147                   --
Medical - Generic Drugs                                                  --         2,894,164                   --
Metal - Diversified                                                      --         4,045,398                   --
Multi-Line Insurance                                                     --         3,908,958                   --
Multimedia                                                               --         4,242,535                   --
Oil - Field Services                                                     --         6,241,245                   --
Oil Companies - Exploration and Production                        4,595,608        13,128,474                   --
Oil Companies - Integrated                                               --         7,997,228                   --
Oil Refining and Marketing                                               --         4,986,227                   --
Real Estate Management/Services                                          --         2,598,600                   --
Real Estate Operating/Development                                        --         7,574,898                   --
Retail - Apparel and Shoe                                                --         2,574,959                   --
Retail - Consumer Electronics                                            --         4,781,338                   --
Retail - Jewelry                                                         --         3,361,534                   --
Semiconductor Components/Integrated Circuits                             --         4,641,644                   --
Semiconductor Equipment                                                  --         4,544,467                   --
Soap and Cleaning Preparations                                           --         3,716,154                   --
Tobacco                                                                  --         9,555,836                   --
Transportation - Services                                                --         6,980,002                   --
Wireless Equipment                                                       --         2,425,932                   --
All Other                                                         7,478,573                --                   --
Total Investments                                        $       22,820,575 $     239,203,323   $               --
--------------------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.

Level 3 Valuation Reconciliation of Assets
(as of the fiscal period ended June 30, 2011)

                                                                                              Transfers
                      Balance as                                Change in                     In          Balance
                      of             Accrued                    Unrealized       Net          and/or      as of
                      September      Discounts/    Realized     Appreciation/    Purchases/   Out of      June 30,
                      30, 2010       Premiums      Gain/(Loss)  (Depreciation)   (Sales)      Level 3     2011
--------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus International
Equity Fund
Food - Catering             $ -           $ -          $ -              $ -          $ -         $ -         $ -

Janus Long/Short Fund

Schedule of Investments (unaudited)


Shares/Principal/Contract Amounts                                                                          Value
--------------------------------------------------------------------------------------------------------------------
Common Stock** --    112.3%
Beverages - Non-Alcoholic --    1.4%
                4,550 Coca-Cola Co.                                                                       $ 306,170
                4,315 PepsiCo, Inc.                                                                         303,905
                                                                                                            610,075
Brewery --    0%
              359,335 Anheuser-Busch InBev N.V. - VVPR Strip*                                                 2,084
Casino Hotels --    0.6%
               28,750 Crown, Ltd.                                                                           275,983
Cellular Telecommunications --    4.6%
               76,320 Vodafone Group PLC (ADR)                                                            2,039,270
Chemicals - Diversified --    5.4%
               44,295 E.I. du Pont de Nemours & Co.                                                       2,394,145
Commercial Banks --    1.2%
               29,600 Banco do Brasil S.A.                                                                  531,180
Computers - Memory Devices --    1.8%
               49,280 Seagate Technology                                                                    796,365
Electric - Distribution --    3.4%
            1,074,426 Spark Infrastructure Group                                                          1,488,173
Electric - Integrated --   7.3%
              210,999 Enel SpA                                                                            1,378,050
               64,566 Fortum Oyj                                                                          1,869,680
                                                                                                          3,247,730
Electric Products - Miscellaneous --    0.7%
                5,510 Emerson Electric Co.                                                                  309,937
Electronic Components - Miscellaneous --    4.4%
               76,531 Koninklijke Philips Electronics N.V.                                                1,963,896
Food - Miscellaneous/Diversified --    4.7%
              138,070 Orkla A.S.A.                                                                        1,312,788
               23,811 Unilever PLC                                                                          768,279
                                                                                                          2,081,067
Food - Wholesale/Distribution --    1.0%
               95,997 Metcash, Ltd.                                                                         427,728
Life and Health Insurance --    2.4%
               90,607 Prudential PLC                                                                      1,046,938
Medical - Drugs --    14.5%
               36,645 AstraZeneca PLC (ADR)                                                               1,834,815
               46,570 GlaxoSmithKline PLC (ADR)                                                           1,997,853
               77,495 Pfizer, Inc.                                                                        1,596,397
               12,287 Sanofi                                                                                987,447
                                                                                                          6,416,512
Multi-Line Insurance --    3.5%
               64,514 Delta Lloyd N.V.                                                                    1,531,966
Multimedia --    0.6%
               56,976 Seven West Media, Ltd.                                                                247,866
Non-Hazardous Waste Disposal --    3.2%
               38,565 Waste Management, Inc.                                                              1,437,318
Oil and Gas Drilling --    0.7%
                4,835 Transocean, Ltd. (U.S. Shares)                                                        312,148
Oil Companies - Integrated --    12.7%
               30,945 BP PLC                                                                              1,370,554
               81,994 ENI SpA                                                                             1,943,575
               26,183 Total S.A.                                                                          1,514,155
               18,130 YPF S.A.                                                                              816,757
                                                                                                          5,645,041
REIT - Mortgage --    3.9%
               95,475 Annaly Mortgage Management, Inc.                                                    1,722,369
REIT - Warehouse and Industrial --    1.5%
            3,768,000 Amis Amp Capital Industrial                                                           676,414
Retail - Major Department Stores --    2.5%
              394,885 Myer Holdings, Ltd.                                                                 1,119,734
Semiconductor Components/Integrated Circuits --    5.0%
              177,555 Taiwan Semiconductor Manufacturing Co., Ltd.                                        2,238,969
Steel - Producers --    2.8%
               58,615 Mechel (ADR)                                                                          505,847
               18,025 Nucor Corp.                                                                           742,991
                                                                                                          1,248,838
Telecommunication Services --   2.9%
              564,000 StarHub, Ltd.                                                                       1,281,806
Telephone - Integrated --   13.0%
               44,375 AT&T, Inc.                                                                          1,393,819
              935,640 Telecom Italia SpA                                                                  1,301,780
               68,949 Telefonica S.A.                                                                     1,685,890
               37,575 Verizon Communications, Inc.                                                        1,398,917
                                                                                                          5,780,406
Toys --   2.7%
               44,410 Mattel, Inc.                                                                        1,220,831
Transportation - Services --   1.8%
               11,030 United Parcel Service, Inc. - Class B                                                 804,418
Water --   2.1%
               33,038 Veolia Environnement                                                                  930,748
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $48,009,002)                                                                   49,829,955
--------------------------------------------------------------------------------------------------------------------

Exchange - Traded Funds --   7.7%
Commodity --   7.7%
               11,590 SPDR Gold Trust (ETF)*                                                              1,691,908
              134,050 Sprott Physical Gold Trust (ETF)                                                    1,749,352
--------------------------------------------------------------------------------------------------------------------

Total Exchange - Traded Funds  (cost $3,260,490)                                                          3,441,260
--------------------------------------------------------------------------------------------------------------------

Exchange - Traded Note --   4.7%
Sector Fund - Energy --   4.7%
               55,784 JPMorgan Alerian MLP Index (ETN) (cost  $2,038,188)                                 2,071,260
--------------------------------------------------------------------------------------------------------------------

Purchased Options - Calls -- 1.0%
                  108 K+S A.G.
                      expires December 2011
                      exercise price 56.00 EUR                                                               41,271
                  580 NRG Energy, Inc.
                      expires January 2013
                      exercise price $20.00                                                                 364,367
                    5 S&P 500(R) Index
                      expires September 2011
                      exercise price $1284.50                                                                28,989
                    5 S&P 500(R) Index
                      expires September 2011
                      exercise price $1348.73                                                                10,177
--------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $300,079)                                                    444,804
--------------------------------------------------------------------------------------------------------------------
Purchased Option - Put --   0%
                   10 S&P 500(R) Index
                      expires September 2011
                      exercise price $963.38
                      (premiums paid $2,184)                                                                  1,077
--------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Notes -- 1.8%
Sovereign Agency -- 1.8%
             $800,000 Federal Home Loan Discount Note (cost  $800,000)                                      800,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $54,409,943) - 127.5%                                                      56,588,356
--------------------------------------------------------------------------------------------------------------------

Securities Sold Short --   (27.5)%

Exchange - Traded Funds Sold Short --   (24.7)%
Commodity --   (10.7)%
               76,790 PowerShares DB Commodity Index Tracking Fund (ETF)                                 (2,223,838)
              116,940 United States Natural Gas Fund L.P. (ETF)*                                         (1,289,848)
               33,680 United States Oil Fund (ETF)*                                                      (1,254,917)
                                                                                                         (4,768,603)
Emerging Market - Equity --   (3.5)%
               32,152 Vanguard Emerging Markets (ETF)                                                    (1,563,230)
Financial Services --   (1.8)%
               51,170 Financial Select Sector SPDR (ETF)                                                   (784,436)
Government/Corporate --   (2.5)%
               10,290 iShares Barclays Aggregate Bond Fund (ETF)                                         (1,097,634)
International Equity --   (2.8)%
               39,310 SPDR S&P International Small Cap (ETF)                                             (1,248,486)
Leisure Industry --   (2.3)%
               25,050 Consumer Discretionary Select Sector SPDR Fund (ETF)                               (1,007,261)
Undefined Equity --   (1.1)%
               15,105 Consumer Staples Select Sector SPDR Fund (ETF)                                       (471,729)
--------------------------------------------------------------------------------------------------------------------

Total Exchange - Traded Funds Sold Short  (proceeds $10,923,731 )                                       (10,941,379)
--------------------------------------------------------------------------------------------------------------------

Exchange - Traded Note Sold Short --   (2.8)%
Undefined Equity --   (2.8)%
                      iPATH S&P 500 VIX Short-Term Futures (ETN)*
               59,475 (proceeds  $1,885,027)                                                             (1,257,302)
--------------------------------------------------------------------------------------------------------------------

Total Securities Sold Short  (proceeds $12,808,758 )                                                    (12,198,681)
--------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $41,601,185)  - 100%                   $         44,389,675
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions ) June 30, 2011 (unaudited)

                                               % of Investment
Country                                  Value      Securities
Argentina                            $ 816,757            1.4%
Australia                            3,559,484            6.3%
Belgium                                  2,084            0.0%
Brazil                                 531,180            0.9%
Finland                              1,869,680            3.3%
France                               3,432,350            6.1%
Ireland                                796,365            1.4%
Italy                                4,623,405            8.2%
Netherlands                          3,495,862            6.2%
Norway                               1,312,788            2.3%
Russia                                 505,847            0.9%
Singapore                            1,958,220            3.5%
Spain                                1,685,890            3.0%
Switzerland                            312,148            0.5%
Taiwan                               2,238,969            3.9%
United Kingdom                       9,057,709           16.0%
United States                       20,389,618           36.1%
---------------------------------------------------------------
Total                         $     56,588,356          100.0%
---------------------------------------------------------------



Summary of Investments by Country - (Short Positions ) June 30, 2011 (unaudited)

                                               % of Securities
Country                            Value            Sold Short
---------------------------------------------------------------
United States                    $(12,198,681)          100.0%
---------------------------------------------------------------
Total                         $   (12,198,681)          100.0%

--------------------------------------------------------------------------------------------------------------------
Schedule of Written Options - Calls                                                                        Value
--------------------------------------------------------------------------------------------------------------------
                  AstraZeneca PLC (ADR)                                                                  $ (11,922)
                  expires August 2011
                  89 contracts
                  exercise price $50.00
                  AT&T, Inc.
                  expires August 2011
                  95 contracts
                  exercise price $31.00                                                                     (7,144)
                  Financial Select Sector SPDR Fund (ETF)
                  expires July 2011
                  520 contracts
                  exercise price $15.00                                                                    (25,512)
                  Financial Select Sector SPDR Fund (ETF)
                  expires August 2011
                  405 contracts
                  exercise price $15.00                                                                    (27,386)
                  Industrial Select Sector SPDR Fund (ETF)
                  expires July 2011
                  180 contracts
                  exercise price $36.00                                                                    (26,280)
                  iPath MSCI India Index (ETN)
                  expires August 2011
                  70 contracts
                  exercise price $66.00                                                                    (34,898)
                  iShares Barclays 20+ Year Treasury Bond (ETF)
                  expires July 2011
                  32 contracts
                  exercise price $94.00                                                                     (1,856)
                  iShares Barclays 20+ Year Treasury Bond (ETF)
                  expires August 2011
                  32 contracts
                  exercise price $94.00                                                                     (4,160)
                  iShares Barclays 20+ Year Treasury Bond (ETF)
                  expires August 2011
                  32 contracts
                  exercise price $95.00                                                                     (3,040)
                  iShares Dow Jones US Broker Dealers Index Fund (ETF)
                  expires July 2011
                  125 contracts
                  exercise price $26.00                                                                    (12,604)
                  iShares Dow Jones US Broker Dealers Index Fund (ETF)
                  expires July 2011
                  495 contracts
                  exercise price $27.00                                                                    (37,452)
                  iShares MSCI EAFE Index Fund (ETF)
                  expires July 2011
                  77 contracts
                  exercise price $58.00                                                                    (19,719)
                  iShares MSCI EAFE Index Fund (ETF)
                  expires August 2011
                  77 contracts
                  exercise price $59.00                                                                    (20,954)
                  iShares MSCI Emerging Market Index Fund (ETF)
                  expires July 2011
                  130 contracts
                  exercise price $46.00                                                                    (24,275)
                  iShares MSCI Emerging Market Index Fund (ETF)
                  expires August 2011
                  130 contracts
                  exercise price $46.00                                                                    (32,979)
                  iShares MSCI Emerging Market Index Fund (ETF)
                  expires August 2011
                  428 contracts
                  exercise price $47.00                                                                    (79,694)
                  iShares Russell 2000 Index Fund (ETF)
                  expires July 2011
                  39 contracts
                  exercise price $79.00                                                                    (14,742)
                  iShares Russell 2000 Index Fund (ETF)
                  expires July 2011
                  39 contracts
                  exercise price $80.00                                                                    (11,591)
                  iShares Russell 2000 Index Fund (ETF)
                  expires July 2011
                  80 contracts
                  exercise price $81.00                                                                    (17,903)
                  iShares Russell 2000 Index Fund (ETF)
                  expires August 2011
                  120 contracts
                  exercise price $81.00                                                                    (40,888)
                  iShares Russell 2000 Index Fund (ETF)
                  expires September 2011
                  80 contracts
                  exercise price $82.00                                                                    (28,102)
                  iShares S&P SmallCap 600/BARRA Growth Index Fund (ETF)
                  expires July 2011
                  45 contracts
                  exercise price $77.00                                                                    (16,875)
                  iShares S&P SmallCap 600/BARRA Growth Index Fund (ETF)
                  expires July 2011
                  50 contracts
                  exercise price $78.00                                                                    (14,583)
                  iShares S&P SmallCap 600/BARRA Growth Index Fund (ETF)
                  expires July 2011
                  60 contracts
                  exercise price $79.00                                                                    (12,950)
                  iShares S&P SmallCap 600/BARRA Growth Index Fund (ETF)
                  expires August 2011
                  77 contracts
                  exercise price $78.00                                                                    (31,442)
                  Mattel, Inc.
                  expires August 2011
                  158 contracts
                  exercise price $28.00                                                                    (14,187)
                  Nucor Corp.
                  expires August 2011
                  110 contracts
                  exercise price $41.00                                                                    (18,289)
                  Pfizer, Inc.
                  expires August 2011
                  290 contracts
                  exercise price $21.00                                                                    (10,843)
                  SPDR KBW Regional Banking
                  expires July 2011
                  440 contracts
                  exercise price $25.00                                                                    (30,769)
                  SPDR S&P 500 (ETF)
                  expires July 2011
                  48 contracts
                  exercise price $129.00                                                                   (17,159)
                  SPDR S&P 500 (ETF)
                  expires July 2011
                  71 contracts
                  exercise price $130.00                                                                   (19,731)
                  SPDR S&P 500 (ETF)
                  expires August 2011
                  70 contracts
                  exercise price $129.00                                                                   (34,060)
                  SPDR S&P 500 (ETF)
                  expires August 2011
                  25 contracts
                  exercise price $130.00                                                                   (10,368)
                  SPDR S&P 500 (ETF)
                  expires August 2011
                  25 contracts
                  exercise price $131.00                                                                    (8,684)
                  SPDR S&P 500 (ETF)
                  expires September 2011
                  25 contracts
                  exercise price $130.00                                                                   (11,619)
                  SPDR S&P 500 (ETF)
                  expires September 2011
                  25 contracts
                  exercise price $131.00                                                                   (10,046)
                  SPDR S&P 500 (ETF)
                  expires September 2011
                  75 contracts
                  exercise price $132.00                                                                   (25,725)
                  SPDR S&P 500 (ETF)
                  expires September 2011
                  25 contracts
                  exercise price $133.00                                                                    (7,217)
                  United Parcel Service
                  expires July 2011
                  48 contracts
                  exercise price $70.00                                                                    (15,439)
                  United States Oil Fund L.P. (ETF)
                  expires July 2011
                  120 contracts
                  exercise price $37.00                                                                    (11,845)
                  Waste Management, Inc.
                  expires August 2011
                  120 contracts
                  exercise price $37.00                                                                    (16,320)
                  Waste Management, Inc.
                  expires October 2011
                  82 contracts
                  exercise price $37.00                                                                    (14,596)
                  Waste Management, Inc.
                  expires October 2011
                  82 contracts
                  exercise price $38.00                                                                    (10,168)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Calls
(premiums received $549,502 )                                                                    $        (846,016)
--------------------------------------------------------------------------------------------------------------------
Schedule of Written Options - Puts                                                                            Value
                  Chesapeake Energy Corp.
                  expires July 2011
                  333 contracts
                  exercise price $29.00                                                                  $ (14,641)
                  Chesapeake Energy Corp.
                  expires October 2011
                  300 contracts
                  exercise price $29.00                                                                    (57,114)
                  Endo Pharmaceuticals Holdings, Inc.
                  expires July 2011
                  161 contracts
                  exercise price $40.00                                                                    (14,233)
                  International Game Technology
                  expires July 2011
                  287 contracts
                  exercise price $18.00                                                                    (17,678)
                  International Game Technology
                  expires October 2011
                  350 contracts
                  exercise price $17.00                                                                    (33,748)
                  K+S AG
                  expires September 2011
                  175 contracts
                  exercise price 52EUR                                                                     (49,116)
                  Market Vectors Agribusiness (ETF)
                  expires July 2011
                  90 contracts
                  exercise price $53.00                                                                     (6,031)
                  Market Vectors Agribusiness (ETF)
                  expires July 2011
                  90 contracts
                  exercise price $53.00                                                                    (13,007)
                  Medtronic, Inc.
                  expires November 2011
                  327 contracts
                  exercise price $39.00                                                                    (88,869)
                  Morgan Stanley
                  expires October 2011
                  280 contracts
                  exercise price $22.00                                                                    (34,520)
                  Morgan Stanley
                  expires October 2011
                  200 contracts
                  exercise price $23.00                                                                    (33,157)
                  S&P 500(R) Index
                  expires September 2011
                  10 contracts
                  exercise price $1,027.60                                                                  (1,977)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Puts
(premiums received $382,701 )                                                                            $(364,091)
--------------------------------------------------------------------------------------------------------------------



Forward Currency Contracts, Open

As of June 30, 2011 (unaudited)
--------------------------------------------------------------------------------------------------------------------
Counterparty/Currency Sold and Settlement Date                     Currency            Currency          Unrealized
                                                                                                      Appreciation/
                                                                 Units Sold        Value U.S. $      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:                                      2,440,000         $ 2,597,468             $ 4,352
Australian Dollar 8/25/11
British Pound 8/25/11                                               415,000             665,473             (1,047)
Euro 8/25/11                                                      5,560,000           8,048,974             (9,325)
--------------------------------------------------------------------------------------------------------------------
Total                                                                              $ 11,311,915           $ (6,020)


Dividend Swap outstanding as of June 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
Counterparty    Notional Amount   Return Paid by the Fund       Return Received by the Fund        Termination Date  Unrealized
                                                                                                                     Appreciation/
                                                                                                                     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   2,364,000 EUR     20,000 EUR for every 1        20,000 EUR for every 1 dividend    12/28/12              $ (45,802)
International                     dividend Dow Jones Euro       Dow Jones Euro STOXX 50 Index
                                  STOXX 50 Index point          point increase in the actual
                                  decrease in the actual        dividends from the Fixed Strike
                                  dividends from the Fixed
                                  Strike
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   363,220 EUR       3,175 EUR for every 1         3,175 EUR for every 1 dividend     12/27/13                 (7,271)
International                     dividend Dow Jones Euro       Dow Jones Euro STOXX 50 Index
                                  STOXX 50 Index point          point increase in the actual
                                  decrease in the actual        dividends from the Fixed Strike
                                  dividends from the Fixed
                                  Strike
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   205,892 EUR       1,778 EUR for every 1         1,778 EUR for every 1 dividend     12/20/13                 (4,072)
International                     dividend Dow Jones Euro       Dow Jones Euro STOXX 50 Index
                                  STOXX 50 Index point          point increase in the actual
                                  decrease in the actual        dividends from the Fixed Strike
                                  dividends from the Fixed
                                  Strike
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  605,960           Morgan Stanley Asia Rising    FED Funds Effective plus 40        7/3/13                     9,052
                                  Dividends Basket              basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  441,098           Morgan Stanley High           FED Funds Effective plus 40        12/30/11                   1,282
                                  Dividend Staples Basket       basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  1,029,304         Morgan Stanley High           FED Funds Effective plus 40        12/30/11                  28,481
                                  Dividend Technology Basket    basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (3,972,186)       Morgan Stanley Low Dividend   FED Funds Effective minus 30       12/30/11               (115,920)
                                  Healthcare Basket             basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (6,163,163 EUR)   Morgan Stanley Low Dividend   Euro OverNight Index Average       6/20/13                (138,749)
                                  Yield Basket                  minus 50 basis points
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $ (272,999)
------------------------------------------------------------------------------------------------------------------------------------

Total Return Swaps outstanding as of June 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
Counterparty    Notional Amount   Return Paid by the Fund       Return Received by the Fund        Termination Date  Unrealized
                                                                                                                     Appreciation/
                                                                                                                     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   (927,292)         GS - UK Consumer Growth -     GBP - SONIA minus 45 basis points  5/11/12               $ (50,394)
International                     Long-term
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   273,106           GS - UK Consumer Growth -     GBP 1 Month LIBOR plus 35 basis    5/11/12                    3,706
International                     Short-term                    points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (443,049)         Custom Morgan Stanley IT      FED Funds Effective minus 40       12/30/11                   2,895
                                  Services                      basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (1,555,897)       Margin Squeeze Basket         FED Funds Effective minus 30       12/30/11                  22,070
                                                                basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (443,889)         Morgan Stanley Aldf Basket    FED Funds Effective minus 40       12/30/11                (13,777)
                                                                basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (3,795,552)       Morgan Stanley Australia      FED Funds Effective minus 25       6/20/13                (141,974)
                                  Custom Basket                 basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  454,774           Morgan Stanley AxJ Rising     FED Funds Effective plus 105       6/20/13                   10,350
                                  Inflation                     basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (1,703,301)       Morgan Stanley Chemicals      FED Funds Effective minus 30       12/30/11                (67,262)
                                  Basket                        basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (4,706,149 HKD)   Morgan Stanley China Banks    HONIX  minus 60 basis points       6/27/13                  (3,467)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (3,496,455 HKD)   Morgan Stanley China Real     HONIX  minus 90 basis points       6/27/13                 (36,364)
                                  Estate
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (942,441)         Morgan Stanley Cloud          FED Funds Effective minus 30       12/30/11                (51,652)
                                  Computing Basket              basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (672,198)         Morgan Stanley Custom Basket  FED Funds Effective minus 40       12/30/11                (24,680)
                                                                basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (957,285)         Morgan Stanley Custom         FED Funds Effective minus 40       12/30/11                (29,925)
                                  Industrial Basket             basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (470,211)         Morgan Stanley European       FED Funds Effective minus 50       6/18/12                 (27,613)
                                  Industrials                   basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  645,216           Morgan Stanley Foreign        FED Funds Effective plus 105       12/30/11                (28,989)
                                  Education Basket              basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  549,838           Morgan Stanley Media Basket   FED Funds Effective plus 40        12/30/11                  15,519
                                                                basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (1,123,178 EUR)   Morgan Stanley MIB Ex TIT     Euro OverNight Index Average       6/20/13                 (32,167)
                                  ENEM IM Basket                minus 50 basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  589,494           Morgan Stanley Regulated      FED Funds Effective plus 40        12/30/11                   1,506
                                  Utilities Basket              basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (652,105)         Morgan Stanley Semis and      FED Funds Effective minus 35       12/30/11                 (9,795)
                                  Semicap Basket                basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (1,665,035)       Morgan Stanley Singapore      FED Funds Effective minus 45       6/20/13                 (62,779)
                                  Custom Basket                 basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  1,414,894 SGD     Morgan Stanley Singapore      SORF plus 60 basis points          6/13/13                 (12,681)
                                  REIT Basket
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (943,206)         Morgan Stanley Small &        FED Funds Effective minus 30       12/30/11                (66,839)
                                  Midcap Software Basket        basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (1,499,676)       Morgan Stanley Small Cap      FED Funds Effective minus 35       12/30/11                (90,996)
                                  Growth Custom Basket          basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (906,284)         Morgan Stanley US Education   FED Funds Effective minus 155      12/30/11                  16,868
                                  Basket                        basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  (1,508,811)       Morgan Stanley XLE            FED Funds Effective minus 35       12/30/11                (95,580)
                                  Replacement Basket            basis points
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  1,986,943         U.S. Inflation Basket         FED Funds Effective plus 40        12/30/11                (23,240)
                                                                basis points
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $ (797,260)
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

ETF           Exchange-Traded Fund

ETN           Exchange-Traded Note

PLC           Public Limited Company

REIT          Real Estate Investment Trust

SPDR          Standard & Poor's Depositary Receipt

U.S. Shares   Shares of foreign companies trading on an American Stock Exchange.

VVPR Strip The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*             Non-income producing security.

** All or a portion of liquid common stock positions have been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.


The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                                   Level 2            Level 3
                                                                              Other Significant     Significant
                                                               Level 1           Observable         Unobservable
Valuation Inputs Summary (as of June 30, 2011 )            Quoted - Prices        Inputs(a)            Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Long/Short Fund
Common Stock
Brewery                                              $               --  $           2,084   $               --
Casino Hotels                                                        --            275,983                   --
Cellular Telecommunications                                          --          2,039,270                   --
Electric - Distribution                                              --          1,488,173                   --
Electric - Integrated                                                --          3,247,730                   --
Electronic Components - Miscellaneous                                --          1,963,896                   --
Food - Miscellaneous/Diversified                                     --          2,081,067                   --
Food - Wholesale/Distribution                                        --            427,728                   --
Life and Health Insurance                                            --          1,046,938                   --
Medical - Drugs                                               1,596,397          4,820,115                   --
Multi-Line Insurance                                                 --          1,531,966                   --
Multimedia                                                           --            247,866                   --
Oil Companies - Integrated                                           --          5,645,041                   --
REIT - Warehouse and Industrial                                      --            676,414                   --
Retail - Major Department Stores                                     --          1,119,734                   --
Steel - Producers                                               742,991            505,847                   --
Telecommunication Services                                           --          1,281,806                   --
Telephone - Integrated                                        2,792,736          2,987,670                   --
Water                                                                --            930,748                   --
All Other                                                    12,377,755                 --                   --

Exchange - Traded Funds                                       3,441,260                 --                   --

Exchange - Traded Note                                        2,071,260                 --                   --

U.S. Government Agency Note                                          --            800,000                   --

Total Investments in Securities                           $  23,022,399      $  33,120,076                  $--
--------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Long/Short Fund
Exchange - Traded Funds                              $      (10,941,379)     $           --                 $--

Exchange - Traded Note                                       (1,257,302)                 --                  --


Total Investments in Securities Sold Short                 $(12,198,681)               $--                  $--
--------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Long/Short Fund                                              $ --          $ 445,881                  $--

--------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Long/Short Fund                                               $--      $  (2,286,386)                 $--

--------------------------------------------------------------------------------------------------------------------

  (a) Includes Fair Value Factors.

  (b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

  Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Long/Short Fund                                           $    29,852,281
--------------------------------------------------------------------------------

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock -- 100%
Agricultural Chemicals -- 3.0%
               6,703,095  Potash Corporation of Saskatchewan, Inc.                                           $          382,914,823
                  96,075  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                          5,475,314
                                                                                                                        388,390,137
Agricultural Operations -- 0.6%
             188,481,502  Chaoda Modern Agriculture Holdings, Ltd.###                                                    82,083,591
Airlines -- 8.1%
              43,773,061  Delta Air Lines, Inc.*,**,###                                                                 401,398,969
              70,098,125  International Consolidated Airlines Group S.A.*,###                                           285,779,472
              15,661,963  United Continental Holdings, Inc.*                                                            354,430,223
                                                                                                                      1,041,608,664
Automotive - Cars and Light Trucks -- 3.8%
              35,496,196  Ford Motor Co.*,**                                                                            489,492,543
Building - Residential and Commercial -- 1.2%
              18,641,000  MRV Engenharia e Participacoes S.A.                                                           154,833,917
Casino Hotels -- 0.8%
              10,748,663  Crown, Ltd.                                                                                   103,180,998
Chemicals - Diversified -- 1.2%
               2,006,867  K+S A.G.                                                                                      154,219,555
Commercial Banks -- 9.6%
              33,159,396  Anglo Irish Bank Corp., Ltd.*,***,##                                                                    0
              51,403,705  Banco Bilbao Vizcaya Argentaria S.A.                                                          602,420,699
              16,265,999  Commercial Bank of Ceylon PLC###                                                               36,765,783
              14,210,400  Hatton National Bank PLC                                                                       26,662,619
             159,040,800  Mizuho Financial Group, Inc.**                                                                262,245,701
               7,836,326  Punjab National Bank, Ltd.                                                                    191,071,565
               2,267,078  State Bank of India, Ltd.                                                                     122,031,316
                                                                                                                      1,241,197,683
Distribution/Wholesale -- 10.0%
              28,894,549  Adani Enterprises, Ltd.*                                                                      462,986,736
             410,684,180  Li & Fung, Ltd.###                                                                            825,999,699
                                                                                                                      1,288,986,435
Diversified Banking Institutions -- 7.0%
              49,910,407  Bank of America Corp.**                                                                       547,018,061
               6,010,803  Deutsche Bank A.G.                                                                            355,129,582
                                                                                                                        902,147,643
Diversified Operations -- 0.9%
               3,768,000  Aitken Spence & Co. PLC                                                                         4,743,160
              75,292,535  Melco International Development, Ltd.###                                                       76,439,848
               1,219,723  Orascom Development Holding A.G.*                                                              40,176,947
                                                                                                                        121,359,955
Diversified Operations - Commercial Services -- 1.2%
              86,536,111  John Keells Holdings PLC###                                                                   158,867,071
Electric - Integrated -- 1.0%
               7,463,500  Centrais Eletricas Brasileiras S.A.                                                           126,185,432
Electric Products - Miscellaneous -- 0.3%
                 480,585  LG Electronics, Inc.                                                                           37,514,633
Electronic Components - Semiconductors -- 1.1%
              14,533,979  ARM Holdings PLC###                                                                           137,434,529
Enterprise Software/Services -- 1.4%
               6,580,185  Autonomy Corp. PLC*                                                                           180,255,867
Finance - Investment Bankers/Brokers -- 2.8%
              71,826,900  Nomura Holdings, Inc.**                                                                       355,438,202
Finance - Mortgage Loan Banker -- 0.5%
               4,423,870  Housing Development Finance Corp.                                                              70,164,502
Food - Catering -- 0%
              24,630,000  FU JI Food & Catering Services Holdings, Ltd.*,***,##                                                   0
Food - Meat Products -- 0.5%
              19,147,800  JBS S.A.                                                                                       66,022,665
Hotels and Motels -- 2.0%
             102,807,165  Shangri-La Asia, Ltd.                                                                         253,202,996
Internet Content - Entertainment -- 0.5%
               1,953,840  Youku.com, Inc.*                                                                               67,114,404
Life and Health Insurance -- 0.2%
               5,125,015  MAX India, Ltd.*                                                                               21,041,809
Medical - Biomedical and Genetic -- 1.1%
               2,349,190  Celgene Corp.*                                                                                141,703,141
Metal - Diversified -- 1.7%
               8,597,779  Ivanhoe Mines, Ltd.*                                                                          217,307,482
Oil and Gas Drilling -- 0.3%
               7,191,180  Karoon Gas Australia, Ltd.*                                                                    40,527,775
Oil Companies - Exploration and Production -- 5.4%
              16,593,491  Cairn Energy PLC*                                                                             110,458,138
               9,257,001  EnCana Corp.                                                                                  285,909,033
               2,589,963  Niko Resources, Ltd.###                                                                       161,731,666
              15,016,400  OGX Petroleo e Gas Participacoes S.A.*                                                        140,414,841
                                                                                                                        698,513,678
Oil Companies - Integrated -- 2.9%
              11,176,174  Petroleo Brasileiro S.A. (ADR)**                                                              378,425,252
Oil Refining and Marketing -- 7.8%
              12,302,358  Petroplus Holdings A.G.###                                                                    175,652,731
              34,905,979  Reliance Industries, Ltd.                                                                     703,808,038
               5,211,430  Valero Energy Corp.                                                                           133,256,265
                                                                                                                      1,012,717,034
Property and Casualty Insurance -- 1.2%
              12,182,579  Reliance Capital, Ltd.*                                                                       157,767,320
Real Estate Operating/Development -- 11.7%
             232,749,000  China Overseas Land & Investment, Ltd.                                                        503,602,823
              22,945,205  Cyrela Brazil Realty S.A.###                                                                  218,672,818
              30,825,408  DLF, Ltd.*                                                                                    145,878,744
             373,016,000  Evergrande Real Estate Group, Ltd.                                                            244,498,698
              60,235,000  Hang Lung Properties, Ltd.                                                                    249,498,471
              26,506,160  PDG Realty S.A. Empreendimentos e Participacoes                                               149,323,301
                                                                                                                      1,511,474,855
Retail - Consumer Electronics -- 1.0%
               1,521,760  Yamada Denki Co., Ltd.**                                                                      124,164,647
Retail - Miscellaneous/Diversified -- 0.9%
               9,327,414  SM Investments Corp.                                                                          115,450,806
Semiconductor Equipment -- 1.9%
               6,826,513  ASML Holding N.V.                                                                             251,478,302
Sugar -- 2.2%
              12,253,642  Bajaj Hindusthan, Ltd.###                                                                      19,545,326
               1,149,300  Bajaj Hindusthan, Ltd. (GDR)                                                                    1,832,983
               5,735,700  Cosan S.A. Industria e Comercio                                                                90,430,187
              14,108,974  Cosan, Ltd. - Class A###                                                                      173,399,290
                                                                                                                        285,207,786
Telecommunication Equipment -- 0%
                     119  Nortel Networks Corp. (U.S. Shares)*                                                                    6
Telecommunication Services -- 0.5%
               1,341,165  Amdocs, Ltd. (U.S. Shares)*                                                                    40,758,004
              11,583,898  Reliance Communications, Ltd.*                                                                 24,879,964
                                                                                                                         65,637,968
Toys -- 1.5%
               1,056,700  Nintendo Co., Ltd.**                                                                          199,035,682
Web Portals/Internet Service Providers -- 2.2%
              18,878,835  Yahoo!, Inc.*                                                                                 283,937,678
------------------------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $11,573,770,215)                                                                           12,924,092,643
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls -- 0%
                  49,600  United States Oil Fund (ETF)
                          expires October 2011
                          exercise price $48.00                                                                           1,139,972
                  49,600  United States Oil Fund (ETF)
                          expires October 2011
                          exercise price $48.00                                                                           1,139,972
                  50,500  United States Oil Fund (ETF)
                          expires October 2011
                          exercise price $48.00                                                                           1,160,656
Total Purchased Options - Calls (premiums paid $32,787,644)                                                               3,440,600
------------------------------------------------------------------------------------------------------------------------------------

Right -- 0%
Food - Meat Products -- 0%
               3,818,073  JBS S.A. - Right* (cost  $0)                                                                            3
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,606,557,859) - 100%                                                        $       12,927,533,246
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                                                                                                    % of Investment
Country                                                                                                   Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                                  $        143,708,773                1.1%
Bermuda                                                                                           1,252,601,985                9.7%
Brazil                                                                                            1,324,308,416               10.2%
Canada                                                                                            1,053,338,324                8.2%
Cayman Islands                                                                                      393,696,693                3.0%
Germany                                                                                             509,349,137                3.9%
Guernsey                                                                                             40,758,004                0.3%
Hong Kong                                                                                           829,541,142                6.4%
India                                                                                             1,921,008,303               14.9%
Ireland                                                                                                       0                0.0%
Japan                                                                                               940,884,232                7.3%
Netherlands                                                                                         251,478,302                1.9%
Philippines                                                                                         115,450,806                0.9%
South Korea                                                                                          37,514,633                0.3%
Spain                                                                                               888,200,171                6.9%
Sri Lanka                                                                                           227,038,633                1.8%
Switzerland                                                                                         215,829,678                1.7%
United Kingdom                                                                                      428,148,534                3.3%
United States                                                                                     2,354,677,480               18.2%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                      $     12,927,533,246              100.0%
------------------------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts, Open

As of June 30, 2011 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
                                                                             Currency               Currency          Appreciation/
Counterparty/Currency Sold and Settlement Date                             Units Sold           Value U.S. $         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:                                    30,150,000,000          $ 374,694,090              $ 782,261
Japanese Yen 8/18/11
------------------------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 8/25/11                                                   28,080,000,000            348,984,107            (1,166,637)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
Japanese Yen 8/4/11                                                    32,500,000,000            403,863,724              1,034,927
------------------------------------------------------------------------------------------------------------------------------------
RBC Capital Markets Corp.:
Japanese Yen 7/14/11                                                   25,200,000,000            313,102,860            (4,080,511)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                        $ 1,440,644,781          $ (3,429,960)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Return Swaps outstanding at June 30, 2011 (unaudited)

                                    Notional           Return Paid                     Return Received Termination       Unrealized
Counterparty                          Amount           by the Fund                         by the Fund        Date     Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs             26,104,316,061 JPY              GSBLBank  1-month LIBOR plus 35 basis points    11/16/11     $ 23,814,455
Morgan Stanley            24,144,061,374 JPY              GSBLBank  1-month LIBOR plus 35 basis points    11/29/11       25,889,065
Morgan Stanley                  $147,394,716    Sberbank of Russia  1-month LIBOR plus 85 basis points     1/17/13        2,606,165
UBS A.G.                        $141,440,225    Sberbank of Russia  1-month LIBOR plus 85 basis points     7/11/12        2,500,880
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $ 54,810,565
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

GDR          Global Depositary Receipt

ETF          Exchange-Traded Fund

LIBOR        London Interbank Offered Rate

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American
             Stock Exchange.

*            Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

*** Schedule of Restricted and Illiquid Securities (as of June 30, 2011)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              Value as a %
                                                            Acquisition         Acquisition                  of Investment
                                                               Date                 Cost           Value       Securities
-----------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., Ltd.*                             6/17/02-9/16/08      $ 170,741,423       $ --                 0.0%
FU JI Food & Catering Services Holdings, Ltd.*            1/15/08-1/31/08        44,396,141          --                 0.0%
-----------------------------------------------------------------------------------------------------------------------------
                                                                               $ 215,137,564       $ --                 0.0%
-----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

## Schedule of Fair Valued Securities (as of June 30, 2011)
-----------------------------------------------------------------------------------------------------------------
                                                                                                  Value as a %
                                                                                                 of Investment
                                                                  Value                            Securities
-----------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., Ltd.*                                      $ -                                 0.0%
FU JI Food & Catering Services Holdings, Ltd.*                       -                                 0.0%
                                                                   $ -                                 0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

### The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2011.

                                 Purchases                     Sales                 Realized     Dividend             Value
                           Shares         Cost          Shares        Cost         Gain/(Loss)     Income           at 6/30/11
------------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC(1)                -             $ -   47,094,470    $111,392,845   $270,136,432           $ -                  N/A
Bajaj Hindusthan, Ltd.             -               -            -               -              -        17,945           19,545,326
Chaoda Modern                      -               -            -               -              -     2,183,734
Agriculture Holdings,
Ltd.                                                                                                                     82,083,591
Commercial Bank of
Ceylon PLC(1)                      -               -            -               -              -       217,271                  N/A

Cosan, Ltd. - Class A              -               -            -               -              -             -          173,399,290

Cyrela Brazil Realty S.A.  8,877,300      89,716,137            -               -              -       574,632          218,672,818

Delta Air Lines, Inc.      7,200,000      75,488,319            -               -              -             -          401,398,969
International
Consolidated Airlies
Group S.A.(1)(2)                   -               -            -               -              -             -                  N/A
John Keells Holdings
PLC(3)                                                                                               1,760,433          158,867,071

Li & Fung, Ltd.(4)        76,190,000     332,684,824    1,876,000       6,019,443      4,598,329    13,172,411          825,999,699
Melco International
Development, Ltd.                  -               -            -               -              -       145,242           76,439,848

Niko Resources, Ltd.               -               -            -               -              -       472,154          161,731,666

Petroplus Holdings A.G.            -               -            -               -              -             -          175,652,731
------------------------------------------------------------------------------------------------------------------------------------
                                       $ 497,889,280                $ 117,412,288  $ 274,734,761  $ 18,543,822      $ 2,293,791,009
------------------------------------------------------------------------------------------------------------------------------------

(1) Company was no longer an affiliate as of June 30, 2011.
(2) On January 24, 2011 British Airways PLC merged with Iberia LAE S.A. to form International Consolidated Airlines Group S.A. Prior to the merger British Airways PLC was an affiliate of the Fund.
(3) Shares were adjusted to reflect a 4 for 3 stock split on June 30, 2011.
(4) Shares were adjusted to reflect a 2 for 1 stock split on May 19, 2011.


The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of 6/30/2011 )
                                                                                               Level 2               Level 3
                                                                                          Other Significant        Significant
                                                                        Level 1              Observable            Unobservable
                                                                    Quoted - Prices           Inputs(a)               Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Overseas Fund
Common Stock
Airlines                                                        $         755,829,192  $         285,779,472 $                   --
Casino Hotels                                                                      --            103,180,998                     --
Chemicals - Diversified                                                            --            154,219,555                     --
Commercial Banks                                                                   --          1,241,197,683                     --
Distribution/Wholesale                                                             --          1,288,986,435                     --
Diversified Banking Institutions                                          547,018,061            355,129,582                     --
Diversified Operations                                                             --            121,359,955                     --
Diversified Operations - Commercial Services                                       --            158,867,071                     --
Electric Products - Miscellaneous                                                  --             37,514,633                     --
Electronic Components - Semiconductors                                             --            137,434,529                     --
Enterprise Software/Services                                                       --            180,255,867                     --
Finance - Investment Bankers/Brokers                                               --            355,438,202                     --
Finance - Mortgage Loan Banker                                                     --             70,164,502                     --
Food - Catering                                                                    --                     --                     --
Hotels and Motels                                                                  --            253,202,996                     --
Internet Content - Entertainment                                                   --             67,114,404                     --
Life and Health Insurance                                                          --             21,041,809                     --
Oil and Gas Drilling                                                               --             40,527,775                     --
Oil Companies - Exploration and Production                                588,055,540            110,458,138                     --
Oil Companies - Integrated                                                         --            378,425,252                     --
Oil Refining and Marketing                                                133,256,265            879,460,769                     --
Property and Casualty Insurance                                                    --            157,767,320                     --
Real Estate Operating/Development                                         367,996,119          1,143,478,736                     --
Retail - Consumer Electronics                                                      --            124,164,647                     --
Retail - Miscellaneous/Diversified                                                 --            115,450,806                     --
Semiconductor Equipment                                                            --            251,478,302                     --
Sugar                                                                     263,829,477             21,378,309                     --
Telecommunication Services                                                 40,758,004             24,879,964                     --
Toys                                                                               --            199,035,682                     --
All Other                                                               1,867,873,001                     --                     --

Right
Food - Meat Products                                                                3                     --                     --

Total Investments                                               $       4,564,615,662  $       8,359,476,984 $                   --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Overseas Fund                                            $                   --  $           3,440,600 $                   --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Overseas Fund                                            $                   --  $          51,380,605 $                   --
------------------------------------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
(as of the fiscal period ended June 30, 2011)
                                                                       Change in                                         Balance as
                           Balance as of   Accrued                     Unrealized        Net            Transfers In     of
                           September 30,   Discounts/    Realized      Appreciation/     Purchases/     and/or Out of    June 30,
                           2010            Premiums      Gain/(Loss)   (Depreciation)    (Sales)        Level 3          2011
------------------------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Overseas Fund
Commercial Banks           $ -             $ -             $ -               $ -          $ -              $ -           $ -
Food - Catering              -               -               -                 -            -                -             -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as June 30, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                              $ 2,140,444,222

Janus Protected Series - Growth

Schedule of Investments (unaudited)

Shares                                                                                                     Value
-----------------------------------------------------------------------------------------------------------------
Common Stock -- 88.3%
Apparel Manufacturers -- 1.3%
               1,919  Polo Ralph Lauren Corp.                                                $           254,479
               8,800  Prada SpA*                                                                          53,095
              29,300  Prada SpA (ADR)*                                                                   176,783
                                                                                                         484,357
Applications Software -- 2.1%
              28,976  Microsoft Corp.                                                                    753,376
Athletic Footwear -- 0.4%
               1,612  NIKE, Inc. - Class B                                                               145,048
Brewery -- 1.1%
               7,139  Anheuser-Busch Companies, Inc. (ADR)                                               414,133
Cable/Satellite Television -- 0.9%
               4,067  Time Warner Cable, Inc. - Class A                                                  317,389
Casino Services -- 0.7%
              14,650  International Game Technology                                                      257,547
Chemicals - Diversified -- 2.9%
               7,832  E.I. du Pont de Nemours & Co.                                                      423,319
               6,271  K+S A.G.                                                                           481,901
               3,834  LyondellBasell Industries N.V.                                                     147,686
                                                                                                       1,052,906
Commercial Services - Finance -- 0.9%
               5,493  Verisk Analytics, Inc.*                                                            190,168
               6,839  Western Union Co.                                                                  136,985
                                                                                                         327,153
Computer Services -- 2.4%
               5,136  International Business Machines Corp.                                              881,081
Computers -- 2.2%
               2,380  Apple, Inc.*                                                                       798,895
Computers - Integrated Systems -- 1.4%
               8,224  Teradata Corp.*                                                                    495,085
Computers - Memory Devices -- 2.4%
              31,428  EMC Corp.*                                                                         865,841
Cosmetics and Toiletries -- 1.2%
               4,793  Colgate-Palmolive Co.                                                              418,956
Dialysis Centers -- 0.7%
               2,767  DaVita, Inc.*                                                                      239,650
Diversified Banking Institutions -- 1.7%
               1,918  Citigroup, Inc.                                                                     79,866
               6,360  JPMorgan Chase & Co.                                                               260,378
              12,648  Morgan Stanley                                                                     291,030
                                                                                                         631,274
Diversified Operations -- 1.5%
               3,509  Danaher Corp.                                                                      185,942
               7,115  Tyco International, Ltd. (U.S. Shares)                                             351,694
                                                                                                         537,636
E-Commerce/Products -- 1.2%
               2,127  Amazon.com, Inc.*                                                                  434,950
E-Commerce/Services -- 4.3%
              41,646  eBay, Inc.*                                                                      1,343,916
                 852  Netflix, Inc.*                                                                     223,812
                                                                                                       1,567,728
Electronic Components - Miscellaneous -- 1.4%
              13,853  TE Connectivity, Ltd. (U.S. Shares)                                                509,236
Electronic Components - Semiconductors -- 0.9%
              30,956  ON Semiconductor Corp.*                                                            324,109
Electronic Connectors -- 1.1%
               7,465  Amphenol Corp. - Class A                                                           403,035
Electronic Forms -- 0.9%
              10,296  Adobe Systems, Inc.*                                                               323,809
Enterprise Software/Services -- 2.8%
              30,562  Oracle Corp.                                                                     1,005,795
Finance - Investment Bankers/Brokers -- 0.4%
               7,996  Charles Schwab Corp.                                                               131,534
Industrial Automation and Robotics -- 0.6%
               7,143  Fanuc Ltd. (ADR)                                                                   200,004
Industrial Gases -- 1.7%
               5,629  Praxair, Inc.                                                                      610,127
Instruments - Controls -- 0.5%
               5,254  Sensata Technologies Holding N.V.*                                                 197,813
Investment Management and Advisory Services -- 1.3%
               7,495  T. Rowe Price Group, Inc.                                                          452,248
Life and Health Insurance -- 1.1%
               2,671  AFLAC, Inc.                                                                        124,682
              11,878  Prudential PLC                                                                     274,738
                                                                                                         399,420
Medical - Biomedical and Genetic -- 4.3%
              19,857  Celgene Corp.*                                                                   1,197,774
               7,025  Vertex Pharmaceuticals, Inc.*                                                      365,230
                                                                                                       1,563,004
Medical - Drugs -- 3.8%
              11,085  Bristol-Myers Squibb Co.                                                           321,022
              14,049  Endo Pharmaceuticals Holdings, Inc.*                                               564,348
              23,777  Pfizer, Inc.                                                                       489,806
                                                                                                       1,375,176
Medical - Generic Drugs -- 0.9%
              13,034  Mylan, Inc.*                                                                       321,549
Medical - Wholesale Drug Distributors -- 0.9%
               7,793  AmerisourceBergen Corp.                                                            322,630
Medical Instruments -- 0.1%
                 763  St. Jude Medical, Inc.                                                              36,380
Medical Products -- 2.4%
              15,933  Covidien PLC (U.S. Shares)                                                         848,114
Metal Processors and Fabricators -- 1.6%
               3,506  Precision Castparts Corp.                                                          577,263
Multimedia -- 1.4%
              12,520  Walt Disney Co.                                                                    488,781
Oil - Field Services -- 4.3%
               8,170  Baker Hughes, Inc.                                                                 592,815
              11,363  Halliburton Co.                                                                    579,513
               4,363  Schlumberger, Ltd. (U.S. Shares)                                                   376,963
                                                                                                       1,549,291
Oil and Gas Drilling -- 0.9%
               4,904  Helmerich & Payne, Inc.                                                            324,253
Oil Companies - Exploration and Production -- 5.1%
               3,507  Apache Corp.                                                                       432,729
               7,671  Canadian Natural Resources, Ltd.                                                   321,108
               4,253  EOG Resources, Inc.                                                                444,651
               4,305  Occidental Petroleum Corp.                                                         447,892
              19,802  OGX Petroleo e Gas Participacoes SA (ADR)*                                         189,109
                                                                                                       1,835,489
Oil Companies - Integrated -- 1.4%
               6,934  Hess Corp.                                                                         518,386
Oil Field Machinery and Equipment -- 0.4%
               2,745  Dresser-Rand Group, Inc.*                                                          147,544
Pharmacy Services -- 2.3%
              14,479  Medco Health Solutions, Inc.*                                                      818,353
Pipelines -- 1.1%
               5,406  Enterprise Products Partners L.P.                                                  233,593
               6,318  Kinder Morgan, Inc.                                                                181,516
                                                                                                         415,109
Retail - Apparel and Shoe -- 1.3%
              12,550  Limited Brands, Inc.                                                               482,548
Retail - Drug Store -- 1.4%
              11,754  Walgreen Co.                                                                       499,075
Retail - Jewelry -- 1.2%
               6,672  Cie Financiere Richemont S.A.                                                      437,032
Retail - Major Department Stores -- 1.3%
               9,801  Nordstrom, Inc.                                                                    460,059
Semiconductor Components/Integrated Circuits -- 0.7%
               1,506  Atmel Corp.*                                                                        21,190
              17,574  Taiwan Semiconductor Manufacturing Co., Ltd.                                       221,608
                                                                                                         242,798
Steel - Producers -- 0.3%
               2,591  Nucor Corp.                                                                        106,801
Telecommunication Services -- 0.6%
               7,640  Amdocs, Ltd. (U.S. Shares)*                                                        232,180
Television -- 2.0%
              24,805  CBS Corp. - Class B                                                                706,695
Tobacco -- 1.4%
               7,379  Philip Morris International, Inc.                                                  492,696
Toys -- 0.7%
               9,193  Mattel, Inc.                                                                       252,716
Transportation - Railroad -- 1.4%
               4,711  Union Pacific Corp.                                                                491,828
Transportation - Services -- 2.3%
               6,318  C.H. Robinson Worldwide, Inc.                                                      498,111
               6,438  Expeditors International of Washington, Inc.                                       329,561
                                                                                                         827,672
Wireless Equipment -- 0.8%
               7,044  Crown Castle International Corp.*                                                  287,325
-----------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $31,728,863)                                                                31,840,882
-----------------------------------------------------------------------------------------------------------------

Exchange - Traded Funds -- 1.1%
Commodity -- 1.1%
               2,008  SPDR Gold Trust (ETF)*                                                             293,127
               7,557  Sprott Physical Gold Trust (ETF)*                                                   98,619
                                                                                                         391,746
-----------------------------------------------------------------------------------------------------------------

Total Exchange - Traded Funds  (cost $392,075)                                                           391,746
-----------------------------------------------------------------------------------------------------------------

Money Market -- 10.6%
           3,827,673  Janus Cash Liquidity Fund LLC, 0%
                         (cost  $3,827,673)                                                            3,827,673
-----------------------------------------------------------------------------------------------------------------
Capital Protection Agreement -- 0%
                   1  Janus Protected Series - Growth
                      exercise price $8.13
                      (cost $0)                                                                                0
-----------------------------------------------------------------------------------------------------------------
Total Investments (total cost $35,948,611) - 100%                                                     36,060,301
-----------------------------------------------------------------------------------------------------------------



Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
--------------------------------------------------------------
                                               % of Investment
Country                                 Value       Securities
Belgium                       $       414,133             1.2%
Brazil                                189,109             0.5%
Canada                                321,108             0.9%
Germany                               481,901             1.3%
Guernsey                              232,180             0.6%
Ireland                               848,114             2.4%
Italy                                 229,878             0.6%
Japan                                 200,004             0.6%
Netherlands                           345,499             1.0%
Netherlands Antilles                  376,963             1.0%
Switzerland                         1,297,962             3.6%
Taiwan                                221,608             0.6%
United Kingdom                        274,738             0.8%
United States++                    30,627,104            84.9%
--------------------------------------------------------------
Total                         $    36,060,301           100.0%
--------------------------------------------------------------


++  Includes Cash Equivalents (74.3% excluding Cash Equivalents).



Notes to Schedule of Investments (unaudited)


ADR           American Depositary Receipt

ETF           Exchange-Trade Fund

PLC           Public Limited Company

SPDR          Standard & Poor's Depositary Receipt

U.S. Shares   Shares of foreign companies trading on an American Stock Exchange

*             Non-income producing security

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                                  Level 2          Level 3
                                                                             Other Significant   Significant
                                                              Level 1           Observable       Unobservable
Valuation Inputs Summary (as of June 30, 2011 )           Quoted - Prices        Inputs(a)          Inputs
-----------------------------------------------------------------------------------------------------------------
Janus Protected Series - Growth
Common Stock
Apparel Manufacturers                                    $    254,479        $   229,878                $ --
Brewery                                                            --            414,133                  --
Chemicals - Diversified                                       571,005            481,901                  --
Industrial Automation and Robotics                                 --            200,004                  --
Life and Health Insurance                                     124,682            274,738                  --
Oil Companies - Exploration and Production                  1,646,380            189,109                  --
Retail - Jewelry                                                   --            437,032                  --
All Other                                                  27,017,540                 --                  --

Exchange-Traded Funds                                         391,747          3,827,673                  --

Money Market                                                       --                 --                  --
-----------------------------------------------------------------------------------------------------------------
Total Investments in Securities                          $ 30,005,833        $ 6,054,468                $ --
-----------------------------------------------------------------------------------------------------------------

(a) Includes fair value factors.

Janus Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 98.3%
Aerospace and Defense - Equipment -- 0.9%
              370,993    United Technologies Corp.                                                       32,836,590
Apparel Manufacturers -- 2.2%
              710,824    Coach, Inc.                                                                     45,442,978
              246,591    Polo Ralph Lauren Corp.                                                         32,700,433
                                                                                                         78,143,411
Applications Software -- 2.0%
            2,803,922    Microsoft Corp.                                                                 72,901,972
Athletic Footwear -- 1.1%
              435,031    NIKE, Inc. - Class B                                                            39,144,089
Automotive - Cars and Light Trucks -- 2.1%
            3,988,024    Ford Motor Co.*                                                                 54,994,851
            4,434,000    Isuzu Motors, Ltd.**                                                            21,015,888
                                                                                                         76,010,739
Beverages - Non-Alcoholic -- 1.3%
              674,446    PepsiCo, Inc.                                                                   47,501,232
Brewery -- 0.5%
              280,816    Anheuser-Busch InBev N.V.**                                                     16,281,351
Building - Residential and Commercial -- 0.9%
               42,348    NVR, Inc.*                                                                      30,722,627
Cable/Satellite Television -- 1.6%
            1,175,483    Comcast Corp. - Class A                                                         29,786,739
              369,869    Time Warner Cable, Inc. - Class A                                               28,864,577
                                                                                                         58,651,316
Casino Hotels -- 0.3%
            1,202,928    Crown, Ltd.                                                                     11,547,419
Casino Services -- 1.1%
            2,229,684    International Game Technology                                                   39,197,845
Cellular Telecommunications -- 0.6%
              370,784    America Movil S.A.B. de C.V. - Series L (ADR)                                   19,977,842
Chemicals - Diversified -- 1.8%
              463,777    K+S A.G.**                                                                      35,639,373
              762,252    LyondellBasell Industries N.V.                                                  29,361,947
                                                                                                         65,001,320
Computers -- 1.7%
              178,134    Apple, Inc.*                                                                    59,794,240
Computers - Memory Devices -- 2.2%
            2,822,724    EMC Corp.*                                                                      77,766,046
Consulting Services -- 0.9%
              807,006    Gartner, Inc.*                                                                  32,514,272
Containers - Metal and Glass -- 0.7%
              646,468    Crown Holdings, Inc.*                                                           25,095,888
Cosmetics and Toiletries -- 1.4%
              574,528    Colgate-Palmolive Co.                                                           50,219,492
Decision Support Software -- 0.2%
              183,303    MSCI, Inc.*                                                                      6,906,857
Dialysis Centers -- 0.7%
              277,369    DaVita, Inc.*                                                                   24,022,929
Distribution/Wholesale -- 1.5%
            1,774,662    Adani Enterprises, Ltd.*                                                        28,435,985
              294,311    Fastenal Co.                                                                    10,592,253
            7,454,000    Li & Fung, Ltd.                                                                 14,992,060
                                                                                                         54,020,298
Diversified Banking Institutions -- 1.3%
              957,546    Bank of America Corp.                                                           10,494,704
              164,405    Deutsche Bank A.G.**                                                             9,713,357
              317,887    JPMorgan Chase & Co.                                                            13,014,294
              546,978    Morgan Stanley                                                                  12,585,964
                                                                                                         45,808,319
Diversified Operations -- 2.7%
            1,218,094    Danaher Corp.                                                                   64,546,801
              465,881    Dover Corp.                                                                     31,586,732
                                                                                                         96,133,533
E-Commerce/Products -- 0.8%
              144,293    Amazon.com, Inc.*                                                               29,506,476
E-Commerce/Services -- 1.8%
            1,486,200    eBay, Inc.*                                                                     47,959,674
               66,514    Netflix, Inc.*                                                                  17,472,563
                                                                                                         65,432,237
Electronic Components - Miscellaneous -- 2.3%
            2,195,352    TE Connectivity, Ltd. (U.S. Shares)**                                           80,701,139
Electronic Components - Semiconductors -- 2.3%
            4,091,767    ARM Holdings PLC**                                                              38,692,093
              548,809    International Rectifier Corp.*                                                  15,350,188
            2,791,548    ON Semiconductor Corp.*                                                         29,227,508
                                                                                                         83,269,789
Electronic Connectors -- 1.1%
              725,561    Amphenol Corp. - Class A                                                        39,173,038
Electronic Forms -- 1.0%
            1,117,108    Adobe Systems, Inc.*                                                            35,133,047
Enterprise Software/Services -- 3.1%
            1,466,238    Autonomy Corp. PLC*,**                                                          40,165,740
            2,203,265    Oracle Corp.                                                                    72,509,451
                                                                                                        112,675,191
Finance - Credit Card -- 0.2%
              266,159    Discover Financial Services                                                      7,119,753
Finance - Investment Bankers/Brokers -- 0.4%
              894,120    Charles Schwab Corp.                                                            14,708,274
Food - Confectionary -- 0.7%
              462,547    Hershey Co.                                                                     26,295,797
Food - Miscellaneous/Diversified -- 0.5%
              231,311    Groupe Danone**                                                                 17,257,224
Hotels and Motels -- 0.9%
              870,740    Marriott International, Inc. - Class A                                          30,902,563
Independent Power Producer -- 0.9%
            1,327,367    NRG Energy, Inc.*                                                               32,626,681
Industrial Automation and Robotics -- 0.9%
              198,400    Fanuc Corp.**                                                                   33,089,692
Instruments - Controls -- 0.7%
              678,372    Sensata Technologies Holding N.V.*                                              25,540,706
Instruments - Scientific -- 0.9%
              508,923    Thermo Fisher Scientific, Inc.*                                                 32,769,552
Insurance Brokers -- 0.3%
              183,681    AON Corp.                                                                        9,422,835
Internet Gambling -- 0.5%
            7,711,839    Bwin.Party Digital Entertainment PLC*                                           18,599,037
Investment Management and Advisory Services -- 0.3%
              176,840    T. Rowe Price Group, Inc.                                                       10,670,526
Life and Health Insurance -- 1.3%
              231,639    AFLAC, Inc.                                                                     10,812,909
            3,692,600    AIA Group, Ltd.*                                                                12,851,992
              169,186    Prudential Financial, Inc.                                                      10,758,538
              989,964    Prudential PLC**                                                                11,438,755
                                                                                                         45,862,194
Machinery - General Industrial -- 0.7%
              287,559    Roper Industries, Inc.                                                          23,953,665
Medical - Biomedical and Genetic -- 3.2%
              528,224    Alexion Pharmaceuticals, Inc.*                                                  24,842,375
              914,108    Celgene Corp.*                                                                  55,138,994
              696,331    Vertex Pharmaceuticals, Inc.*                                                   36,202,249
                                                                                                        116,183,618
Medical - Drugs -- 3.2%
              389,695    Allergan, Inc.                                                                  32,442,109
              842,030    Bristol-Myers Squibb Co.                                                        24,385,189
              694,997    Endo Pharmaceuticals Holdings, Inc.*                                            27,918,029
            1,435,187    GlaxoSmithKline PLC**                                                           30,723,478
                                                                                                        115,468,805
Medical Instruments -- 0.8%
              581,072    St. Jude Medical, Inc.                                                          27,705,513
Medical Products -- 0.7%
              458,837    Covidien PLC (U.S. Shares)**                                                    24,423,893
Metal - Copper -- 0.3%
               82,804    First Quantum Minerals, Ltd.                                                    12,076,227
Metal - Diversified -- 0.9%
            1,260,039    Ivanhoe Mines, Ltd.*                                                            31,847,283
Multimedia -- 2.1%
            2,561,880    News Corp. - Class A                                                            45,345,276
              727,261    Walt Disney Co.                                                                 28,392,269
                                                                                                         73,737,545
Networking Products -- 1.3%
            3,087,284    Cisco Systems, Inc.                                                             48,192,503
Non-Hazardous Waste Disposal -- 0.9%
              888,086    Waste Management, Inc.                                                          33,098,965
Oil - Field Services -- 5.7%
            1,188,184    Baker Hughes, Inc.                                                              86,214,631
              651,601    Halliburton Co.                                                                 33,231,651
              799,860    Schlumberger, Ltd. (U.S. Shares)                                                69,107,904
              717,337    Trican Well Service Ltd.                                                        16,858,387
                                                                                                        205,412,573
Oil Companies - Exploration and Production -- 3.7%
              499,625    Devon Energy Corp.                                                              39,375,446
              189,605    EOG Resources, Inc.                                                             19,823,203
              258,283    Occidental Petroleum Corp.                                                      26,871,763
              740,964    PetroHawk Energy Corp.*                                                         18,279,582
            1,437,517    Tullow Oil PLC**                                                                28,606,178
                                                                                                        132,956,172
Oil Companies - Integrated -- 0.4%
              430,122    Petroleo Brasileiro S.A. (ADR)                                                  14,563,931
Oil Refining and Marketing -- 0.5%
              852,346    Reliance Industries, Ltd.                                                       17,185,823
Pharmacy Services -- 1.9%
              471,154    Express Scripts, Inc. - Class A*                                                25,432,893
              746,702    Medco Health Solutions, Inc.*                                                   42,203,597
                                                                                                         67,636,490
Real Estate Management/Services -- 0.7%
              161,088    Jones Lang LaSalle, Inc.                                                        15,190,598
              661,000    Mitsubishi Estate Co., Ltd.**                                                   11,605,910
                                                                                                         26,796,508
Real Estate Operating/Development -- 0.3%
            2,694,000    Hang Lung Properties, Ltd.                                                      11,158,776
Retail - Apparel and Shoe -- 1.2%
            1,116,896    Limited Brands, Inc.                                                            42,944,651
Retail - Bedding -- 1.1%
              669,817    Bed Bath & Beyond, Inc.*                                                        39,097,218
Retail - Discount -- 1.2%
              548,056    Costco Wholesale Corp.                                                          44,524,069
Retail - Jewelry -- 0.6%
              322,041    Cie Financiere Richemont S.A.                                                   21,094,446
Retail - Major Department Stores -- 1.0%
              758,224    Nordstrom, Inc.                                                                 35,591,035
Semiconductor Components/Integrated Circuits -- 3.3%
            3,132,818    Atmel Corp.*                                                                    44,078,749
           28,794,000    Taiwan Semiconductor Manufacturing Co., Ltd.                                    72,914,068
                                                                                                        116,992,817
Semiconductor Equipment -- 1.2%
            1,161,773    ASML Holdings N.V. (U.S. Shares)**                                              42,939,130
Soap and Cleaning Preparations -- 0.4%
              283,465    Reckitt Benckiser Group PLC**                                                   15,648,575
Telecommunication Services -- 1.2%
            1,361,802    Amdocs, Ltd. (U.S. Shares)*,**                                                  41,385,163
Television -- 1.3%
            1,616,309    CBS Corp. - Class B                                                             46,048,643
Tobacco -- 1.6%
                5,635    Japan Tobacco, Inc.**                                                           21,750,809
              528,806    Philip Morris International, Inc.                                               35,308,377
                                                                                                         57,059,186
Toys -- 1.1%
            1,463,511    Mattel, Inc.                                                                    40,231,917
Transportation - Railroad -- 1.1%
              395,277    Union Pacific Corp.                                                             41,266,919
Transportation - Services -- 3.3%
              779,352    C.H. Robinson Worldwide, Inc.                                                   61,444,112
              768,245    United Parcel Service, Inc. - Class B                                           56,028,108
                                                                                                        117,472,220
Wireless Equipment -- 0.8%
              683,028    Crown Castle International Corp.*                                               27,860,712
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $2,879,172,054)                                                             3,523,510,369
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Fund -- 0.7%
Commodity -- 0.7%
            1,866,810    Sprott Physical Gold Trust (ETF)* (cost  $23,409,797)                           24,361,871
--------------------------------------------------------------------------------------------------------------------
Money Market -- 1.0%
           35,749,000    Janus Cash Liquidity Fund LLC, 0%
                           (cost $35,749,000)                                                            35,749,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,938,330,851) - 100%                                                  3,583,621,240
--------------------------------------------------------------------------------------------------------------------


Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Australia                     $     11,547,419            0.3%
Belgium                             16,281,351            0.5%
Bermuda                             14,992,060            0.4%
Brazil                              14,563,931            0.4%
Canada                              60,781,897            1.7%
France                              17,257,224            0.5%
Germany                             45,352,730            1.3%
Gibraltar                           18,599,037            0.5%
Guernsey                            41,385,163            1.2%
Hong Kong                           24,010,768            0.7%
India                               45,621,808            1.3%
Ireland                             24,423,893            0.7%
Japan                               87,462,299            2.4%
Mexico                              19,977,842            0.6%
Netherlands                         97,841,783            2.7%
Netherlands Antilles                69,107,904            1.9%
Switzerland                        101,795,585            2.8%
Taiwan                              72,914,068            2.0%
United Kingdom                     165,274,819            4.6%
United States++                  2,634,429,659           73.5%
---------------------------------------------------------------
Total                         $  3,583,621,240          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (72.5% excluding Cash Equivalents).


Forward Currency Contracts, Open June 30, 2011 (unaudited)

Counterparty/Currency                                                                                    Unrealized
Sold and Settlement                                               Currency            Currency         Appreciation/
Date                                                            Units Sold        Value U.S. $        (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 8/18/11                                           23,000,000          36,885,189              (79,208)
Euro 8/18/11                                                    12,900,000          18,678,891             (372,243)
Japanese Yen 8/18/11                                           951,500,000          11,824,923               24,687
Swiss Franc 8/18/11                                              4,100,000           4,879,474               21,081
--------------------------------------------------------------------------------------------------------------------
                                                                                    72,268,477             (405,683)
--------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 8/25/11                                           18,000,000          28,863,876              (45,425)
Euro 8/15/11                                                    17,000,000          24,610,171              (28,511)
Japanese Yen 8/25/11                                         1,315,000,000          16,343,095              (54,634)
Swiss Franc 8/25/11                                              3,100,000           3,689,549              (19,955)
--------------------------------------------------------------------------------------------------------------------
                                                                                    73,506,691             (148,525)
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
British Pound 8/4/11                                            22,800,000          36,571,525              625,763
Euro 8/4/11                                                     17,000,000          24,626,434             (187,744)
Japanese Yen 8/4/11                                          1,304,000,000          16,204,255               41,524
Swiss Franc 8/4/11                                               1,700,000           2,022,987                7,615
--------------------------------------------------------------------------------------------------------------------
                                                                                    79,425,201              487,158
--------------------------------------------------------------------------------------------------------------------
    Total                                                                          225,200,369              (67,050)
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                American Depositary Receipt

ETF                Exchange Traded Fund

PLC                Public Limited Company

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

*                  Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.


The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See significant Accounting Policies for more information.

                                                                                Level 2              Level 3
                                                                           Other Significant       Significant
                                                           Level 1            Observable           Unobservable
Valuation Inputs Summary (as of June 30, 2011 )        Quoted - Prices         Inputs(a)              Inputs
----------------------------------------------------------------------------------------------------------------
Janus Research Fund
Common Stock
Automotive - Cars and Light Trucks                    $      54,994,851     $   21,015,888         $         --
Brewery                                                              --         16,281,351                   --
Casino Hotels                                                        --         11,547,419                   --
Cellular Telecommunications                                          --         19,977,842                   --
Chemicals - Diversified                                      29,361,947         35,639,373                   --
Distribution/Wholesale                                       10,592,253         43,428,045                   --
Diversified Banking Institutions                             36,094,962          9,713,358                   --
Electronic Components - Semiconductors                       44,577,696         38,692,093                   --
Enterprise Software/Services                                 72,509,451         40,165,740                   --
Food - Miscellaneous/Diversified                                     --         17,257,224                   --
Industrial Automation and Robotics                                   --         33,089,692                   --
Internet Gambling                                                    --         18,599,037                   --
Life and Health Insurance                                    21,571,447         24,290,747                   --
Medical - Drugs                                              84,745,327         30,723,478                   --
Oil Companies - Exploration and Production                  104,349,994         28,606,178                   --
Oil Companies - Integrated                                           --         14,563,931                   --
Oil Refining and Marketing                                           --         17,185,823                   --
Real Estate Management/Services                              15,190,598         11,605,910                   --
Real Estate Operating/Development                                    --         11,158,776                   --
Retail - Jewelry                                                     --         21,094,446                   --
Semiconductor Components/Integrated Circuits                 44,078,749         72,914,067                   --
Soap and Cleaning Preparations                                       --         15,648,575                   --
Tobacco                                                      35,308,377         21,750,809                   --

All Other                                                 2,395,184,915                 --                   --

Money Market                                                         --         35,749,000                   --
----------------------------------------------------------------------------------------------------------------
Total Investments in Securities                       $   2,972,922,438     $  610,698,802         $         --
----------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Research Fund                                   $              --     $      (67,050)        $         --
----------------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                                $ 597,074,849

Janus Triton Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 92.8%
Aerospace and Defense -- 1.7%
              426,765    TransDigm Group, Inc.*                                                        $ 38,916,700
Aerospace and Defense - Equipment -- 1.1%
              637,693    HEICO Corp.                                                                     25,354,674
Apparel Manufacturers -- 2.9%
              701,410    Carter's, Inc.*                                                                 21,575,372
            1,139,245    Maidenform Brands, Inc.*                                                        31,511,517
              170,405    Under Armour, Inc. - Class A*                                                   13,174,010
                                                                                                         66,260,899
Auction House - Art Dealer -- 1.7%
            1,380,865    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                   37,959,979
Audio and Video Products -- 1.6%
              903,730    DTS, Inc.*                                                                      36,646,251
Auto Repair Centers -- 0.6%
              374,960    Monro Muffler Brake, Inc.                                                       13,982,258
Commercial Banks -- 1.3%
            1,382,935    CapitalSource, Inc.                                                              8,919,931
              329,635    SVB Financial Group*                                                            19,682,506
                                                                                                         28,602,437
Commercial Services -- 3.4%
              619,530    CoStar Group, Inc.*                                                             36,725,738
              852,905    Iron Mountain, Inc.                                                             29,075,532
              720,235    Standard Parking Corp.*                                                         11,502,153
                                                                                                         77,303,423
Commercial Services - Finance -- 2.8%
            1,858,024    Euronet Worldwide, Inc.*                                                        28,632,150
              690,955    Global Payments, Inc.                                                           35,238,705
                                                                                                         63,870,855
Computer Services -- 0.9%
              248,780    IHS, Inc. - Class A*                                                            20,753,228
Computer Software -- 1.0%
            1,141,780    SS&C Technologies Holdings, Inc.*                                               22,687,169
Computers - Integrated Systems -- 1.0%
              719,110    Jack Henry & Associates, Inc.                                                   21,580,491
Consulting Services -- 1.1%
              600,748    Gartner, Inc.*                                                                  24,204,137
Decision Support Software -- 1.9%
            1,116,962    MSCI, Inc.*                                                                     42,087,128
Diagnostic Equipment -- 1.5%
              472,565    Gen-Probe, Inc.*                                                                32,677,870
Diagnostic Kits -- 0.5%
              151,630    Idexx Laboratories, Inc.*                                                       11,760,423
Distribution/Wholesale -- 1.5%
              142,506    MWI Veterinary Supply, Inc.*                                                    11,510,209
              422,565    Wesco International, Inc.*                                                      22,856,541
                                                                                                         34,366,750
Educational Software -- 1.5%
              768,909    Blackboard, Inc.*                                                               33,362,962
Electronic Components - Semiconductors -- 2.1%
              806,715    Ceva, Inc.*                                                                     24,572,539
            2,111,603    ON Semiconductor Corp.*                                                         22,108,483
                                                                                                         46,681,022
Electronic Measuring Instruments -- 1.9%
              642,797    Measurement Specialties, Inc.*                                                  22,947,853
              472,829    Trimble Navigation, Ltd.*                                                       18,742,941
                                                                                                         41,690,794
Electronics - Military -- 0.8%
              677,146    Ultra Electronics Holdings PLC                                                  18,647,231
Finance - Auto Loans -- 1.0%
              269,353    Credit Acceptance Corp.*                                                        22,752,248
Finance - Consumer Loans -- 0.3%
              543,402    Cash Store Financial Services, Inc.                                              7,194,642
Finance - Investment Bankers/Brokers -- 1.1%
              745,175    LPL Investment Holdings, Inc.*                                                  25,492,437
Finance - Other Services -- 2.5%
            1,500,293    MarketAxess Holdings, Inc.                                                      37,597,343
            1,787,551    Netspend Holdings, Inc.*                                                        17,875,510
                                                                                                         55,472,853
Food - Miscellaneous/Diversified -- 0.5%
              535,635    Snyders-Lance, Inc.                                                             11,585,785
Footwear and Related Apparel -- 2.5%
              763,850    Iconix Brand Group, Inc.*                                                       18,485,170
              881,840    Wolverine World Wide, Inc.                                                      36,816,820
                                                                                                         55,301,990
Hazardous Waste Disposal -- 1.0%
              217,800    Clean Harbors, Inc.*                                                            22,487,850
Heart Monitors -- 0.5%
              160,766    HeartWare International, Inc.*                                                  11,909,545
Home Furnishings -- 1.6%
              526,425    Tempur-Pedic International, Inc.*                                               35,702,143
Human Resources -- 0.8%
            1,481,260    Resources Connection, Inc.                                                      17,834,370
Instruments - Controls -- 1.4%
              843,788    Sensata Technologies Holding N.V.*                                              31,768,618
Internet Incubators -- 0.2%
              130,755    Homeaway, Inc.*                                                                  5,060,219
Investment Management and Advisory Services -- 2.8%
              638,883    Eaton Vance Corp.                                                               19,313,433
              966,572    Epoch Holding Corp.                                                             17,253,310
              437,673    Financial Engines, Inc.*                                                        11,344,484
              777,248    Gluskin Sheff + Associates, Inc.                                                15,154,805
                                                                                                         63,066,032
Machinery - General Industrial -- 2.2%
              314,165    Roper Industries, Inc.                                                          26,169,944
              351,100    Wabtec Corp.                                                                    23,074,292
                                                                                                         49,244,236
Medical - Biomedical and Genetic -- 1.8%
            1,377,760    Ariad Pharmaceuticals, Inc.*                                                    15,610,021
              639,250    Incyte Corp., Ltd.*                                                             12,107,395
              665,090    Seattle Genetics, Inc.*                                                         13,647,647
                                                                                                         41,365,063
Medical Information Systems -- 0.8%
              460,430    athenahealth, Inc.*                                                             18,923,673
Medical Instruments -- 2.3%
              276,490    Techne Corp.                                                                    23,050,971
              903,950    Volcano Corp.*                                                                  29,188,546
                                                                                                         52,239,517
Medical Products -- 3.5%
              322,022    Haemonetics Corp.*                                                              20,728,556
            1,157,790    PSS World Medical, Inc.*                                                        32,429,698
              370,335    Varian Medical Systems, Inc.*                                                   25,930,857
                                                                                                         79,089,111
Miscellaneous Manufacturing -- 0.6%
              537,935    FreightCar America, Inc.*                                                       13,631,273
Multimedia -- 0.5%
              105,715    FactSet Research Systems, Inc.                                                  10,816,759
Oil - Field Services -- 3.3%
              235,055    Core Laboratories N.V.                                                          26,218,035
            1,032,153    PAA Natural Gas Storage L.P.                                                    23,398,908
              768,094    Targa Resources Corp.                                                           25,700,425
                                                                                                         75,317,368
Oil Companies - Exploration and Production -- 0.8%
              412,035    Ultra Petroleum Corp. (U.S. Shares)*                                            18,871,203
Oil Field Machinery and Equipment -- 2.2%
              903,640    Dresser-Rand Group, Inc.*,**                                                    48,570,650
Patient Monitoring Equipment -- 1.6%
            1,239,020    Masimo Corp.                                                                    36,774,114
Pharmacy Services -- 0.8%
              590,505    Omnicare, Inc.                                                                  18,831,204
Pipelines -- 1.5%
              485,814    Copano Energy LLC                                                               16,624,555
              427,545    DCP Midstream Partners L.P.                                                     17,516,519
                                                                                                         34,141,074
Printing - Commercial -- 1.5%
              691,398    VistaPrint N.V. (U.S. Shares)*                                                  33,083,394
Quarrying -- 0.9%
              226,545    Compass Minerals International, Inc.                                            19,498,728
Real Estate Management/Services -- 0.5%
              123,695    Jones Lang LaSalle, Inc.                                                        11,664,439
Recreational Vehicles -- 1.6%
              315,810    Polaris Industries, Inc.                                                        35,108,598
Retail - Automobile -- 2.0%
              747,730    Copart, Inc.*                                                                   34,844,218
              589,091    Rush Enterprises, Inc.*                                                          9,484,365
                                                                                                         44,328,583
Retail - Catalog Shopping -- 1.7%
              565,815    MSC Industrial Direct Co. - Class A                                             37,519,193
Retail - Convenience Stores -- 1.1%
              567,815    Casey's General Stores, Inc.                                                    24,983,860
Retail - Petroleum Products -- 1.6%
            1,030,806    World Fuel Services Corp.                                                       37,036,860
Retail - Sporting Goods -- 1.1%
              590,420    Hibbett Sports, Inc.*                                                           24,035,998
Semiconductor Components/Integrated Circuits -- 1.4%
            2,176,365    Atmel Corp.*                                                                    30,621,456
Theaters -- 1.5%
            2,035,850    National CineMedia, Inc.                                                        34,426,223
Transactional Software -- 0.8%
              293,315    Solera Holdings, Inc.                                                           17,352,515
Transportation - Marine -- 0.1%
              925,334    Horizon Lines, Inc. - Class A*                                                   1,119,654
Transportation - Truck -- 3.0%
              766,635    Landstar System, Inc.                                                           35,633,195
              870,652    Old Dominion Freight Line, Inc.*                                                32,475,319
                                                                                                         68,108,514
Virtual Reality Products -- 0.9%
              874,260    RealD, Inc.*                                                                    20,448,941
Wireless Equipment -- 2.2%
            1,267,785    SBA Communications Corp. - Class A*                                             48,416,709
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $1,764,051,047)                                                             2,090,594,323
--------------------------------------------------------------------------------------------------------------------
Money Market -- 7.6%
          171,934,735    Janus Cash Liquidity Fund LLC, 0%
                            (cost $171,934,735)                                                         171,934,735
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,935,985,782) - 100.4%                                                2,262,529,058
--------------------------------------------------------------------------------------------------------------------
Common Stock Sold Short -- (0.4)%
Retail - Restaurants -- (0.4)%
              182,165    BJ's Restaurants, Inc.*  (proceeds $6,310,049)                                  (9,538,159)
--------------------------------------------------------------------------------------------------------------------
Total Investments and Securites Sold Short (total cost $1,929,675,733)-100%                         $ 2,252,990,899
--------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                                               % of Investment
Country                                                Value        Securities
------------------------------------------------------------------------------
Canada                                            79,180,629              3.5%
Netherlands                                       91,070,047              4.0%
United Kingdom                                    18,647,231              0.8%
United States++                                2,073,631,151             91.7%
------------------------------------------------------------------------------
Total                                         $2,262,529,058            100.0%

++Includes Cash Equivalents (84.1% excluding Cash Equivalents)


              Summary of Investments by Country - (Short Positions)
                            June 30, 2011 (unaudited)

                                                               % of Securities
Country                                                Value        Sold Short
------------------------------------------------------------------------------
United States                                  $ (9,538,159)            100.0%
------------------------------------------------------------------------------
United States                                  $ (9,538,159)            100.0%


Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.


The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                                     Level 2            Level 3
                                                                                Other Significant     Significant
                                                                 Level 1           Observable         Unobservable
Valuation Inputs Summary (as of June 30, 2011 )              Quoted - Prices        Inputs(a)            Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Triton Fund
Common Stock
Electronics - Military                                       $             -       $ 18,647,231             $     -
All Other                                                      2,071,947,092                  -                   -

Money Market                                                               -        171,934,735                   -

Total Investments in Securities                              $ 2,071,947,092       $190,581,966             $     -
--------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Triton Fund
Common Stock                                                 $    (9,538,159)      $          -             $     -
--------------------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                   $ 16,340,000

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 95.6%
Apparel Manufacturers -- 0.7%
            1,255,100    Prada SpA*                                                                   $   7,572,698
            8,371,200    Prada SpA (ADR)*                                                                50,507,979
                                                                                                         58,080,677
Applications Software -- 3.9%
           13,156,460    Microsoft Corp.                                                                342,067,960
Athletic Footwear -- 1.4%
            1,416,110    NIKE, Inc. - Class B                                                           127,421,578
Automotive - Cars and Light Trucks -- 2.8%
           17,839,440    Ford Motor Co.*                                                                246,005,878
Brewery -- 2.7%
            4,155,126    Anheuser-Busch InBev N.V.                                                      240,908,863
            2,849,864    Anheuser-Busch InBev N.V. - VVPR Strip*                                             16,529
                                                                                                        240,925,392
Chemicals - Diversified -- 1.0%
            5,641,049    Israel Chemicals, Ltd.                                                          90,069,079
Commercial Banks -- 2.0%
            6,830,371    Standard Chartered PLC                                                         179,457,763
Computers -- 7.2%
            1,909,464    Apple, Inc.*,**                                                                640,949,781
Computers - Memory Devices -- 4.0%
           12,885,415    EMC Corp.*                                                                     354,993,183
E-Commerce/Services -- 7.8%
           21,323,355    eBay, Inc.*                                                                    688,104,666
Electronic Components - Miscellaneous -- 2.4%
            5,826,395    TE Connectivity, Ltd. (U.S. Shares)                                            214,178,280
Electronic Connectors -- 1.3%
            2,188,770    Amphenol Corp. - Class A                                                       118,171,692
Electronic Forms -- 1.5%
            4,204,980    Adobe Systems, Inc.*                                                           132,246,621
Enterprise Software/Services -- 2.9%
            7,740,872    Oracle Corp.                                                                   254,752,098
Finance - Investment Bankers/Brokers -- 2.5%
           13,268,269    Charles Schwab Corp.                                                           218,263,025
Industrial Automation and Robotics -- 4.1%
            2,206,700    Fanuc Corp.                                                                    368,039,433
Life and Health Insurance -- 4.3%
           40,750,800    AIA Group, Ltd.*                                                               141,832,029
           21,020,513    Prudential PLC                                                                 242,886,113
                                                                                                        384,718,142
Medical - Biomedical and Genetic -- 8.8%
           10,446,803    Celgene Corp.*                                                                 630,151,157
            2,839,002    Vertex Pharmaceuticals, Inc.*                                                  147,599,714
                                                                                                        777,750,871
Metal - Diversified -- 1.4%
            4,746,401    Ivanhoe Mines, Ltd. (U.S. Shares)*                                             120,083,945
Multimedia -- 4.4%
           21,907,460    News Corp. - Class A                                                           387,762,042
Oil - Field Services -- 6.0%
            4,471,975    Halliburton Co.                                                                228,070,725
            3,571,445    Schlumberger, Ltd. (U.S. Shares)                                               308,572,848
                                                                                                        536,643,573
Oil Companies - Exploration and Production -- 3.0%
           18,198,200    OGX Petroleo e Gas Participacoes S.A.*                                         170,167,108
            2,277,770    Southwestern Energy Co.*                                                        97,670,777
                                                                                                        267,837,885
Pharmacy Services -- 4.0%
            6,255,598    Medco Health Solutions, Inc.*                                                  353,566,399
Real Estate Operating/Development -- 0.8%
           17,771,000    Hang Lung Properties, Ltd.                                                      73,608,987
Retail - Apparel and Shoe -- 3.7%
            8,510,885    Limited Brands, Inc.                                                           327,243,528
Retail - Jewelry -- 2.5%
            3,398,149    Cie Financiere Richemont S.A.                                                  222,586,781
Transportation - Services -- 6.0%
            2,633,265    C.H. Robinson Worldwide, Inc.                                                  207,606,613
            4,507,525    United Parcel Service, Inc. - Class B                                          328,733,798
                                                                                                        536,340,411
Wireless Equipment -- 2.5%
            5,439,000    Crown Castle International Corp.*                                              221,856,810
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,404,988,523)                                                              8,483,726,480
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.4%
Direct Marketing -- 0.4%
            2,688,570    Zynga, Inc., 8.0000% ^,& (cost $37,718,258)                                     37,718,258
--------------------------------------------------------------------------------------------------------------------
Money Market -- 4.0%
          357,055,956    Janus Cash Liquidity Fund LLC, 0%
                            (cost $357,055,956)                                                         357,055,956
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,799,762,737) - 100%                                                $ 8,878,500,694
--------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Belgium                       $    240,925,392            2.7%
Brazil                             170,167,108            1.9%
Canada                             120,083,945            1.4%
Hong Kong                          215,441,016            2.4%
Israel                              90,069,079            1.0%
Italy                               58,080,677            0.7%
Japan                              368,039,433            4.1%
Netherlands Antilles               308,572,848            3.5%
Switzerland                        436,765,061            4.9%
United Kingdom                     422,343,876            4.8%
United States++                  6,448,012,259           72.6%
---------------------------------------------------------------
Total                         $  8,878,500,694          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (68.6% excluding Cash Equivalents).

Schedule of Written Options - Puts
--------------------------------------------------------------------------------
      Microsoft Corp.
      expires January 2012
      41,900 contracts
      exercise price $25.00 (premiums received $5,832,480)       $   (6,293,883)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

^   Schedule of Fair Valued Securities (as of June 30, 2011)

                                                        Value       Value as a %
                                                                        of Total
                                                                     Investments
--------------------------------------------------------------------------------
Janus Twenty Fund
Zynga, Inc. - Private Placement, 8.0000%         $ 37,718,258               0.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.


&   Schedule of Restricted and Illiquid Securities (as of June 30, 2011)

                                                             Acquisition    Acquisition         Value   Value as a %
                                                                    Date           Cost                     of Total
                                                                                                         Investments
--------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund
Zynga, Inc. - Private Placement, 8.0000%                         2/17/11   $ 37,718,258  $ 37,718,258           0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2011)

                                                                           Level 2 - Other
                                                                           Significant              Level 3 - Significant
                                             Level 1 - Quoted Prices       Observable Inputs(a)     Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund
Common Stock
Apparel Manufacturers                                $             -             $   58,080,677             $          -
Brewery                                                            -                240,925,392                        -
Chemicals - Diversified                                            -                 90,069,079                        -
Commercial Banks                                                   -                179,457,763                        -
Industrial Automation and Robotics                                 -                368,039,433                        -
Life and Health Insurance                                          -                384,718,142                        -
Real Estate Operating/Development                                  -                 73,608,987                        -
Retail - Jewelry                                                   -                222,586,781                        -

All Other                                              6,866,240,226                          -                        -

Preferred Stock                                                    -                          -               37,718,258

Money Market                                                       -                357,055,956                        -

Total Investments in Securities                      $ 6,866,240,226             $1,974,542,210             $ 37,718,258
-------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):

Janus Twenty Fund                                    $             -             $   (6,293,883)            $          -
-------------------------------------------------------------------------------------------------------------------------

(a) Includes Fair Valued Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended June 30, 2011

                                                           Change in                                     Transfers
                          Balance as                      Unrealized                                     In and/or
                        of September       Realized    Appreciation/                                        Out of    Balance as of
                            30, 2010    Gain/(Loss)   (Depreciation)    Gross Purchases    Gross Sales     Level 3    June 30, 2011
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund
Preferred Stock                   $-             $-               $-        $37,718,258            $ -         $ -     $ 37,718,258

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                                   $116,261,421

Janus Venture Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 96.2%
Aerospace and Defense -- 1.2%
              174,725   TransDigm Group, Inc.*                                                        $  15,933,173
Aerospace and Defense - Equipment -- 1.1%
              375,849   HEICO Corp.                                                                      14,943,756
Agricultural Chemicals -- 1.2%
              463,585   Intrepid Potash, Inc.*                                                           15,066,513
Apparel Manufacturers -- 4.2%
              574,540   Carter's, Inc.*                                                                  17,672,850
              684,065   Maidenform Brands, Inc.*                                                         18,921,238
            2,117,435   Quiksilver, Inc.*                                                                 9,951,945
              101,071   Under Armour, Inc. - Class A*                                                     7,813,799
                                                                                                         54,359,832
Applications Software -- 0.4%
              197,205   RealPage, Inc.*                                                                   5,220,016
Auction House - Art Dealer -- 1.7%
              806,666   Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                    22,175,248
Audio and Video Products -- 1.6%
              524,059   DTS, Inc.*                                                                       21,250,592
Auto Repair Centers -- 0.6%
              222,730   Monro Muffler Brake, Inc.                                                         8,305,602
Beverages - Non-Alcoholic -- 0.9%
              777,445   Primo Water Corp.*                                                               11,187,434
Broadcast Services and Programming -- 0%
              758,477   Genius Products, Inc.*,^,&,#                                                              0
Coffee -- 0.6%
              133,740   Peet's Coffee & Tea, Inc.*                                                        7,716,798
Commercial Services -- 3.4%
              181,745   Acacia Research - Acacia Technologies*                                            6,668,224
              379,075   CoStar Group, Inc.*                                                              22,471,566
              943,371   Standard Parking Corp.*,#                                                        15,065,635
                                                                                                         44,205,425
Commercial Services - Finance -- 2.6%
              705,125   Cardtronics, Inc.*                                                               16,535,181
            1,095,108   Euronet Worldwide, Inc.*                                                         16,875,615
                                                                                                         33,410,796
Computer Services -- 1.1%
            1,031,736   LivePerson, Inc.*                                                                14,588,747
Computer Software -- 2.8%
            1,083,073   Convio, Inc.*,#                                                                  11,708,019
              164,225   Cornerstone OnDemand, Inc.*                                                       2,898,571
              418,476   Envestnet, Inc.*                                                                  6,214,369
              780,914   SS&C Technologies Holdings, Inc.*                                                15,516,761
                                                                                                         36,337,720
Computers - Integrated Systems -- 0.6%
              162,410   Micros Systems, Inc.*                                                             8,073,401
Consulting Services -- 1.1%
              367,553   Gartner, Inc.*                                                                   14,808,710
Consumer Products - Miscellaneous -- 1.7%
              382,388   Jarden Corp.                                                                     13,196,210
              144,450   SodaStream International, Ltd.*                                                   8,784,004
                                                                                                         21,980,214
Decision Support Software -- 0.9%
              306,760   MSCI, Inc.*                                                                      11,558,717
Diagnostic Equipment -- 1.3%
              239,596   Gen-Probe, Inc.*                                                                 16,568,063
Diagnostic Kits -- 1.2%
            1,010,432   Quidel Corp.*                                                                    15,308,045
Distribution/Wholesale -- 2.5%
              162,761   MWI Veterinary Supply, Inc.*                                                     13,146,206
              357,726   Wesco International, Inc.*                                                       19,349,399
                                                                                                         32,495,605
Diversified Operations -- 1.4%
              651,670   Barnes Group, Inc.                                                               16,167,933
              867,990   Digital Domain - Private Placement*,^,&                                           1,510,302
                                                                                                         17,678,235
Educational Software -- 1.9%
              574,519   Blackboard, Inc.*                                                                24,928,379
Electronic Components - Semiconductors -- 1.9%
              637,875   Ceva, Inc.*                                                                      19,429,672
              202,235   International Rectifier Corp.*                                                    5,656,513
                                                                                                         25,086,185
Electronic Measuring Instruments -- 1.5%
              556,017   Measurement Specialties, Inc.*                                                   19,849,807
Enterprise Software/Services -- 1.6%
              415,693   Omnicell, Inc.*                                                                   6,480,654
              549,390   Tyler Technologies, Inc.*                                                        14,712,664
                                                                                                         21,193,318
Finance - Auto Loans -- 1.1%
              167,031   Credit Acceptance Corp.*                                                         14,109,109
Finance - Consumer Loans -- 0.7%
              672,745   Cash Store Financial Services, Inc.                                               8,907,144
Finance - Other Services -- 3.0%
              432,860   Higher One Holdings, Inc.*                                                        8,189,711
              821,445   MarketAxess Holdings, Inc.                                                       20,585,412
            1,050,732   Netspend Holdings, Inc.*                                                         10,507,320
                                                                                                         39,282,443
Food - Miscellaneous/Diversified -- 0.5%
              313,245   Snyders-Lance, Inc.                                                               6,775,489
Footwear and Related Apparel -- 1.9%
              598,794   Wolverine World Wide, Inc.                                                       24,999,649
Hazardous Waste Disposal -- 1.3%
              128,775   Clean Harbors, Inc.*                                                             13,296,019
              193,749   Heritage-Crystal Clean, Inc.*                                                     3,716,106
                                                                                                         17,012,125
Health Care Cost Containment -- 0.7%
              331,690   ExamWorks Group, Inc.*                                                            8,421,609
Heart Monitors -- 0.5%
               94,085   HeartWare International, Inc.*                                                    6,969,817
Human Resources -- 0.8%
              852,650   Resources Connection, Inc.                                                       10,265,906
Internet Applications Software -- 1.5%
              638,082   Vocus, Inc.*                                                                     19,531,690
Internet Incubators -- 0.2%
               75,795   Homeaway, Inc.*                                                                   2,933,267
Investment Management and Advisory Services -- 2.4%
              872,605   Epoch Holding Corp.                                                              15,575,999
              258,525   Financial Engines, Inc.*                                                          6,700,968
              491,400   Gluskin Sheff + Associates, Inc.                                                  9,581,332
                                                                                                         31,858,299
Machinery - General Industrial -- 1.1%
              217,706   Wabtec Corp.                                                                     14,307,638
Medical - Biomedical and Genetic -- 2.0%
              796,120   Ariad Pharmaceuticals, Inc.*                                                      9,020,040
              498,150   Incyte Corp., Ltd.*                                                               9,434,961
              400,270   Seattle Genetics, Inc.*                                                           8,213,540
                                                                                                         26,668,541
Medical - Drugs -- 0.5%
              883,573   Achillion Pharmaceuticals, Inc.*                                                  6,573,783
Medical Information Systems -- 1.1%
              356,065   athenahealth, Inc.*                                                              14,634,272
Medical Instruments -- 3.9%
              520,555   Conceptus, Inc.*                                                                  6,074,877
              433,660   NuVasive, Inc.*                                                                  14,258,740
              168,440   Techne Corp.                                                                     14,042,843
              503,310   Volcano Corp.*                                                                   16,251,880
                                                                                                         50,628,340
Medical Labs and Testing Services -- 0.7%
              439,416   Bio-Reference Labs, Inc.*                                                         9,183,794
Medical Products -- 1.8%
              817,140   PSS World Medical, Inc.*                                                         22,888,091
Oil - Field Services -- 2.3%
              655,108   PAA Natural Gas Storage L.P.                                                     14,851,298
              463,290   Targa Resources Corp.                                                            15,501,684
                                                                                                         30,352,982
Oil Field Machinery and Equipment -- 3.6%
              490,270   Dresser-Rand Group, Inc.*                                                        26,352,012
              168,550   Dril-Quip, Inc.*                                                                 11,432,747
              780,742   Thermon Group Holdings, Inc.*                                                     9,368,904
                                                                                                         47,153,663
Patient Monitoring Equipment -- 1.5%
              666,235   Masimo Corp.                                                                     19,773,855
Pharmacy Services -- 1.8%
              202,120   Catalyst Health Solutions, Inc.*                                                 11,282,338
              216,375   SXC Health Solutions Corp. (U.S. Shares)*                                        12,748,815
                                                                                                         24,031,153
Pipelines -- 2.1%
              385,265   Copano Energy LLC                                                                13,183,768
              339,820   DCP Midstream Partners L.P.                                                      13,922,426
                                                                                                         27,106,194
Printing - Commercial -- 1.5%
              418,848   VistaPrint N.V. (U.S. Shares)*                                                   20,041,877
Real Estate Management/Services -- 1.0%
              520,804   LPS Brasil Consultoria de Imoveis S.A.                                           12,683,812
Recreational Vehicles -- 1.6%
              186,923   Polaris Industries, Inc.                                                         20,780,230
Rental Auto/Equipment -- 0.4%
              232,555   Zipcar, Inc.*                                                                     4,746,448
Retail - Automobile -- 0.3%
              276,522   Rush Enterprises, Inc.*                                                           4,452,004
Retail - Building Products -- 0.8%
              421,530   Lumber Liquidators Holdings, Inc.*                                               10,706,862
Retail - Convenience Stores -- 1.1%
              339,980   Casey's General Stores, Inc.                                                     14,959,120
Retail - Discount -- 0.7%
              487,873   Gordmans Stores, Inc.*                                                            8,484,111
Retail - Petroleum Products -- 1.7%
              614,325   World Fuel Services Corp.                                                        22,072,697
Retail - Sporting Goods -- 1.1%
              353,050   Hibbett Sports, Inc.*                                                            14,372,666
Theaters -- 1.5%
            1,188,432   National CineMedia, Inc.                                                         20,096,385
Transportation - Marine -- 0.1%
            1,368,193   Horizon Lines, Inc. - Class A*,#                                                  1,655,514
Transportation - Services -- 1.0%
              352,270   HUB Group, Inc.*                                                                 13,266,488
Transportation - Truck -- 2.5%
              299,158   Landstar System, Inc.                                                            13,904,864
              518,885   Old Dominion Freight Line, Inc.*                                                 19,354,410
                                                                                                         33,259,274
Virtual Reality Products -- 0.9%
              506,971   RealD, Inc.*                                                                     11,858,052
Web Hosting/Design -- 0.6%
              583,852   NIC, Inc.                                                                         7,858,648
Wireless Equipment -- 1.4%
              487,690   SBA Communications Corp. - Class A*                                              18,624,881
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $926,370,807)                                                               1,258,518,253
--------------------------------------------------------------------------------------------------------------------
Warrant -- 0%
Automotive - Truck Parts and Equipment - Replacement -- 0%
                        Motorcar Parts of America, Inc. - Private Placement - expires
               88,303   5/17/12^,& (cost $198,682)                                                          145,700
--------------------------------------------------------------------------------------------------------------------
Money Market -- 3.8%
           49,366,562   Janus Cash Liquidity Fund LLC, 0% (cost $49,366,562)                             49,366,562
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $975,936,051) - 100%                                                   $1,308,030,515
--------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                               % of Investment
Country                                 Value       Securities
---------------------------------------------------------------
Brazil                        $    12,683,812             1.0%
Canada                             53,412,539             4.1%
Netherlands                        20,041,877             1.5%
United States++                 1,221,892,287            93.4%
---------------------------------------------------------------
Total                         $ 1,308,030,515           100.0%
---------------------------------------------------------------

++ Includes Cash Equivalents (89.6% excluding Cash Equivalents).


Notes to Schedule of Investments (unaudited)

U.S. Shares         Securities of foreign companies trading on an American Stock
                    Exchange.

*                   Non-income producing security.


^   Schedule of Fair Valued Securities (as of June 30, 2011)

                                                                                         Value as a %
                                                                                        of Investment
                                                                           Value          Securities
-------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                                       $1,510,302             0.1%
Genius Products, Inc.                                                             -             0.0%
Motorcar Parts of America, Inc. - Private Placement - expires 5/17/12       145,700             0.0%
-------------------------------------------------------------------------------------------------------
                                                                         $1,656,002             0.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

&   Schedule of Restricted and Illiquid Securities
    (as of June 30, 2011)

                                                                        Acquisition      Acquisition                   Value as a
                                                                            Date            Cost         Value      % of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                                         7/26/07       $ 7,291,119   $1,510,302         0.1%
Genius Products, Inc.                                                  5/1/09 - 3/30/11       37,439            -         0.0%
Motorcar Parts of America, Inc. - Private Placement - expires 5/17/12      5/17/07           198,682      145,700         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         $ 7,527,240   $1,656,002         0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2011. The issuer incurs all registration costs.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2011.

                                    Purchases                  Sales
                                                                                  Realized    Dividend       Value
                                Shares       Cost       Shares       Cost       Gain/(Loss)    Income     at 6/30/11
----------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Convio, Inc.*,#                107,710    $  972,342           -   $         -  $         -   $      -    $11,708,019
Genius Products, Inc.*,#         9,700             -           -             -            -          -              -
Health Grades, Inc.*                 -             -   1,646,555     7,787,569    5,714,182          -              -
Horizon Lines, Inc. -
Class A*(1)                          -             -     309,330     5,930,597   (4,638,758)    83,876      1,655,514
Standard Parking Corp.          65,115     1,274,648           -             -            -          -     15,065,635
----------------------------------------------------------------------------------------------------------------------
                                          $2,246,990               $13,718,166  $ 1,075,424   $ 83,876    $28,429,168
----------------------------------------------------------------------------------------------------------------------

(1) Company was no longer an affiliate as of June 30, 2011.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2011)

                                                                              Level 2 - Other
                                                                              Significant
                                                                              Observable         Level 3 - Significant
                                                  Level 1 - Quoted Prices     Inputs(a)          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming                                     $-                 $-                       $-

Diversified Operations                                         16,167,933                  -                1,510,302

All Other                                                   1,240,840,018                  -                        -

Warrants                                                                -            145,700                        -

Money Market                                                            -         49,366,562                        -

Total Investments in Securities                            $1,257,007,951        $49,512,262               $1,510,303
-------------------------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2011)

                                        Balance                    Change in                     Transfers     Balance
                                        as of         Realized     Unrealized       Net          In            as of
                                        September     Gain/        Appreciation/    Purchases/   and/or Out    June 30,
                                        30, 2010      (Loss)       (Depreciation)   (Sales)      of Level 3    2011
------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming       $771,240           $ -        $(771,240)        $ -           $ -           $ -

Diversified Operations                  3,037,965             -       (1,527,663)          -             -     1,510,302
Promissory Note

Broadcast Services and Programming(a)     500,000    (2,000,000)       1,500,000           -             -             -
------------------------------------------------------------------------------------------------------------------------

(a) The security expired during the period.

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                   Value
--------------------------------------------------------------------------------------------------------------------------
Common Stock -- 97.7%
Aerospace and Defense -- 1.1%
              367,245    General Dynamics Corp.                                                             $  27,367,097
Agricultural Chemicals -- 2.8%
              984,185    Mosaic Co.                                                                            66,658,850
Agricultural Operations -- 0.4%
           24,162,415    Chaoda Modern Agriculture Holdings, Ltd.                                              10,522,719
Automotive - Cars and Light Trucks -- 0.9%
            1,650,405    Ford Motor Co.*                                                                       22,759,085
Bicycle Manufacturing -- 0.9%
              413,500    Shimano, Inc.**                                                                       22,741,532
Building - Residential and Commercial -- 2.4%
               48,340    NVR, Inc.*                                                                            35,069,703
           35,526,916    Taylor Woodrow PLC*                                                                   21,547,211
                                                                                                               56,616,914
Chemicals - Diversified -- 1.0%
              672,610    Dow Chemical Co.                                                                      24,213,960
Coal -- 0.7%
              593,410    Arch Coal, Inc.                                                                       15,820,311
Commercial Banks -- 6.0%
            6,606,859    Banco Bilbao Vizcaya Argentaria S.A.                                                  77,428,438
            1,242,600    Banco do Brasil S.A.                                                                  22,298,789
              206,237    Qatar National Bank SAQ                                                                7,987,495
            1,395,596    Standard Chartered PLC                                                                36,667,194
                                                                                                              144,381,916
Commercial Services -- 1.6%
            1,259,606    Aggreko PLC*                                                                          38,992,983
Computer Aided Design -- 1.0%
              461,324    ANSYS, Inc.*                                                                          25,220,583
Computers - Integrated Systems -- 0.6%
              241,900    Teradata Corp.*                                                                       14,562,380
Computers - Memory Devices -- 0.5%
              457,850    EMC Corp.*                                                                            12,613,768
Distribution/Wholesale -- 1.8%
           21,207,100    Li & Fung, Ltd.                                                                       42,653,355
Diversified Banking Institutions -- 7.7%
              987,275    Citigroup, Inc.                                                                       41,110,131
              424,065    Deutsche Bank A.G.                                                                    25,054,561
            1,115,230    JPMorgan Chase & Co.                                                                  45,657,516
            1,526,020    Morgan Stanley                                                                        35,113,720
              645,373    Societe Generale - Class A                                                            38,248,027
                                                                                                              185,183,955
Diversified Minerals -- 0.9%
              434,824    BHP Billiton, Ltd.                                                                    20,546,519
Diversified Operations -- 0.7%
            4,260,935    China Merchants Holdings International Co., Ltd.                                      16,543,160
E-Commerce/Services -- 0.5%
              392,115    eBay, Inc.*                                                                           12,653,551
Educational Software -- 3.9%
            1,482,285    Blackboard, Inc.*,#                                                                   64,316,346
            3,234,040    Educomp Solutions, Ltd.*                                                              28,395,120
                                                                                                               92,711,466
Electric - Distribution -- 0.3%
              892,771    Equatorial Energia S.A.                                                                6,808,931
Electric - Integrated -- 1.1%
              919,960    Fortum Oyj                                                                            26,639,888
Electronic Components - Miscellaneous -- 1.1%
              721,110    TE Connectivity, Ltd. (U.S. Shares)                                                   26,508,004
Enterprise Software/Services -- 0.6%
              491,418    Autonomy Corp. PLC*                                                                   13,461,776
Finance - Investment Bankers/Brokers -- 1.5%
            7,359,700    Nomura Holdings, Inc.**                                                               36,419,761
Finance - Other Services -- 0.6%
            2,046,332    IG Group Holdings PLC                                                                 14,330,842
Food - Confectionary -- 0.7%
              281,000    Hershey Co.                                                                           15,974,850
Food - Miscellaneous/Diversified -- 1.2%
              893,285    Unilever N.V.                                                                         29,260,833
Food - Wholesale/Distribution -- 1.6%
           16,767,625    Olam International, Ltd.                                                              37,296,714
Heart Monitors -- 0.7%
              224,375    HeartWare International, Inc.*                                                        16,621,700
Hotels and Motels -- 0.1%
            1,315,000    Shangri-La Asia, Ltd.                                                                  3,238,704
Independent Power Producer -- 1.9%
            1,838,385    NRG Energy, Inc.*                                                                     45,187,503
Industrial Automation and Robotics -- 0.9%
              128,900    Fanuc Corp.**                                                                         21,498,293
Industrial Gases -- 1.3%
              277,825    Praxair, Inc.                                                                         30,113,452
Internet Content - Entertainment -- 0.5%
              347,400    Youku.com, Inc.*                                                                      11,933,190
Life and Health Insurance -- 2.7%
            9,230,600    AIA Group, Ltd.*                                                                      32,126,847
            1,316,315    Conseco, Inc.*                                                                        10,412,052
            1,962,591    Prudential PLC                                                                        22,677,187
                                                                                                               65,216,086
Medical - Biomedical and Genetic -- 3.7%
            1,002,190    Celgene Corp.*,**                                                                     60,452,101
              523,165    Vertex Pharmaceuticals, Inc.*                                                         27,199,348
                                                                                                               87,651,449
Medical - Drugs -- 2.6%
            1,826,059    GlaxoSmithKline PLC                                                                   39,090,992
            1,327,900    Mitsubishi Tanabe Pharma Corp.**                                                      22,283,958
                                                                                                               61,374,950
Medical - Generic Drugs -- 0.8%
              768,626    Mylan, Inc.*                                                                          18,962,003
Medical - HMO -- 0.8%
              230,655    Humana, Inc.                                                                          18,576,954
Medical Instruments -- 1.0%
              480,552    St. Jude Medical, Inc.                                                                22,912,719
Metal - Aluminum -- 1.0%
           10,070,986    Alumina, Ltd.                                                                         23,051,810
Multimedia -- 1.0%
            1,327,165    News Corp. - Class A                                                                  23,490,821
Networking Products -- 1.3%
            2,027,885    Cisco Systems, Inc.                                                                   31,655,285
Office Automation and Equipment -- 0.9%
              456,800    Canon, Inc.**                                                                         21,787,404
Oil - Field Services -- 2.9%
              761,610    Baker Hughes, Inc.                                                                    55,262,422
              580,282    Trican Well Service, Ltd.                                                             13,637,409
                                                                                                               68,899,831
Oil Companies - Exploration and Production -- 2.5%
              144,150    Apache Corp.                                                                          17,786,669
              409,030    Occidental Petroleum Corp.                                                            42,555,481
                                                                                                               60,342,150
Oil Companies - Integrated -- 4.5%
            1,205,808    BG Group PLC                                                                          27,362,173
            1,326,975    Petroleo Brasileiro S.A. (ADR)                                                        44,931,373
              608,144    Total S.A.                                                                            35,168,785
                                                                                                              107,462,331
Oil Field Machinery and Equipment -- 0.5%
              234,012    Dresser-Rand Group, Inc.*                                                             12,578,145
Pharmacy Services -- 1.6%
              667,160    Medco Health Solutions, Inc.*                                                         37,707,883
Pipelines -- 2.0%
            1,068,951    Energy Transfer Equity L.P.                                                           48,060,037
Real Estate Operating/Development -- 2.0%
            6,238,435    Hang Lung Properties, Ltd.                                                            25,840,126
            4,467,679    Indiabulls Real Estate, Ltd.*                                                         11,260,652
           18,718,000    Shun Tak Holdings, Ltd.                                                               11,399,213
                                                                                                               48,499,991
Retail - Apparel and Shoe -- 1.3%
              190,400    Fast Retailing Co., Ltd.**                                                            30,834,729
Retail - Consumer Electronics -- 0.5%
              144,020    Yamada Denki Co., Ltd.**                                                              11,750,994
Retail - Drug Store -- 1.2%
              655,820    Walgreen Co.                                                                          27,846,117
Retail - Major Department Stores -- 1.3%
              672,505    Nordstrom, Inc.                                                                       31,567,385
Rubber/Plastic Products -- 1.3%
            8,183,360    Jain Irrigation Systems, Ltd.                                                         31,220,623
Semiconductor Components/Integrated Circuits -- 0.8%
            8,076,000    Taiwan Semiconductor Manufacturing Co., Ltd.                                          20,450,580
Semiconductor Equipment -- 0.5%
              319,001    ASML Holding N.V.                                                                     11,751,509
Soap and Cleaning Preparations -- 0.8%
              350,788    Reckitt Benckiser Group PLC                                                           19,365,115
Telecommunication Services -- 1.6%
            1,263,250    Amdocs, Ltd. (U.S. Shares)*                                                           38,390,167
Telephone - Integrated -- 1.1%
            1,081,303    Telefonica S.A.                                                                       26,439,215
Tobacco -- 2.3%
               14,407    Japan Tobacco, Inc.**                                                                 55,610,276
Transportation - Railroad -- 0.7%
              286,225    Kansas City Southern*                                                                 16,981,729
Transportation - Services -- 2.0%
              160,833    C.H. Robinson Worldwide, Inc.                                                         12,680,074
              449,788    Expeditors International of Washington, Inc.                                          23,024,647
               86,953    Kuehne + Nagel International A.G.                                                     13,201,351
                                                                                                               48,906,072
Wireless Equipment -- 1.0%
              608,490    SBA Communications Corp. - Class A*                                                   23,238,233
--------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,186,994,384)                                                                    2,340,641,138
--------------------------------------------------------------------------------------------------------------------------
Corporate Bond -- 1.2%
Enterprise Software/Services -- 1.2%
                    Autonomy Corp. PLC
 $15,150,000        3.2500%, 3/4/15 (cost $23,925,987)                                                         27,593,193
--------------------------------------------------------------------------------------------------------------------------
Warrant -- 1.1%
Diversified Financial Services -- 1.1%
            2,026,056    JPMorgan Chase & Co. (cost $21,780,102)                                               27,290,974
--------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls -- 0%
               50,000    Chaoda Modern Agriculture Holdings, Ltd.
                         expires January 2012
                         exercise price $4.03 HKD                                                                 206,485

               50,000    Chaoda Modern Agriculture Holdings, Ltd.
                         expires January 2013
                         exercise price $4.03 HKD                                                                 416,942
--------------------------------------------------------------------------------------------------------------------------
Total Purchased Options (premiums paid $674,657)                                                                  623,427
--------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,233,375,130) - 100%                                                       $2,396,148,732
--------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2011 (unaudited)

                                                     % of Investment
Country                                Value         Securities
--------------------------------------------------------------------
Australia                        $    43,598,329            1.8%
Bermuda                               45,892,059            1.9%
Brazil                                74,039,093            3.1%
Canada                                13,637,409            0.6%
Cayman Islands                        22,455,909            0.9%
Finland                               26,639,888            1.1%
France                                73,416,812            3.1%
Germany                               25,054,561            1.0%
Guernsey                              38,390,167            1.6%
Hong Kong                             85,909,346            3.6%
India                                 70,876,395            3.0%
Japan                                222,926,947            9.3%
Netherlands                           41,012,342            1.7%
Qatar                                  7,987,495            0.3%
Singapore                             37,296,714            1.6%
Spain                                103,867,653            4.3%
Switzerland                           39,709,355            1.7%
Taiwan                                20,450,580            0.8%
United Kingdom                       261,088,666           10.9%
United States++                    1,141,899,012           47.7%
--------------------------------------------------------------------
Total                            $ 2,396,148,732          100.0%
--------------------------------------------------------------------

++  Includes Cash Equivalents (47.7% excluding Cash Equivalents).


Forward Currency Contracts, Open As of
June 30, 2011(unaudited)

Counterparty/                                                                     Unrealized
Currency Sold and                         Currency            Currency            Appreciation/
Settlement Date                           Units Sold          Value U.S. $        (Depreciation)
Credit Suisse Securities (USA) LLC:
    Japanese Yen 8/18/11                  5,337,000,000        66,326,446            138,472
-------------------------------------------------------------------------------------------------

HSBC Securities (USA), Inc.:
    Japanese Yen 8/25/11                  5,015,000,000        62,327,468           (208,358)
-------------------------------------------------------------------------------------------------

JP Morgan Chase & Co.:
    Japanese Yen 8/4/11                   3,681,000,000        45,742,227            117,218
-------------------------------------------------------------------------------------------------

RBC Capital Markets Corp.:
    Japanese Yen 7/14/11                  1,803,000,000        22,401,764           (291,951)
-------------------------------------------------------------------------------------------------
Total                                                        $196,797,905          $(244,619)
-------------------------------------------------------------------------------------------------

                                                                           Value
Schedule of Written Options - Call                                --------------
Celgene Corp.
expires July 2011
800 contracts
exercise price $62.50
(premiums received  $64,099)                                            (31,223)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.


# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2011.

                                            Purchases              Sales                      Realized     Dividend       Value
                                      Shares         Cost          Shares         Cost       Gain/Loss      Income      At 6/30/11
------------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Blackboard, Inc.*(1)                    -             $ -         244,230     $ 11,177,334  $(1,257,185)     $ -        $64,316,346
------------------------------------------------------------------------------------------------------------------------------------

(1) Company was no longer an affiliate as of June 30, 2011.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2011)

                                                                               Level 2 - Other
                                                       Level 1 - Quoted        Significant              Level 3 - Significant
                                                       Prices                  Observable Inputs(a)     Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Worldwide Fund
Common Stock
Agricultural Operations                                       $  -              $   10,522,719                  $  -
Bicycle Manufacturing                                            -                  22,741,532                     -
Building- Residential and Commercial                         35,069,703             21,547,211
Commercial Banks                                             22,298,789            122,083,127                     -
Commercial Services                                              -                  38,992,983
Distribution/Wholesale                                           -                  42,653,355                     -
Diversified Banking Institutions                            121,881,367             63,302,588                     -
Diversified Minerals                                             -                  20,546,519                     -
Diversified Operations                                           -                  16,543,160                     -
Educational Software                                         64,316,346             28,395,120                     -
Electronic - Integrated                                          -                  26,639,888                     -
Enterprise Software/Services                                     -                  13,461,776
Finance - Investment Bankers/Brokers                             -                  36,419,761                     -
Finance - Other Services                                         -                  14,330,842                     -
Food - Miscellaneous/Diversified                                 -                  29,260,833                     -
Food - Wholesale/Distribution                                    -                  37,296,714                     -
Hotels and Motels                                                -                   3,238,704
Industrial Automation and Robotics                               -                  21,498,293                     -
Internet Content - Entertainment                                 -                  11,933,190                     -
Life and Health Insurance                                    10,412,052             54,804,034                     -
Medical - Drugs                                                  -                  61,374,950                     -
Metal - Aluminum                                                 -                  23,051,810                     -
Office Automation and Equipment                                  -                  21,787,404
Oil Companies - Integrated                                       -                 107,462,331                     -
Real Estate Operating/Development                                -                  48,499,991                     -
Retail - Apparel and Shoe                                        -                  30,834,729
Retail - Consumer Electronics                                    -                  11,750,994                     -
Rubber/Plastic Products                                          -                  31,220,623                     -
Semiconductor Components/Integrated Circuits                     -                  20,450,580
Semiconductor Equipment                                          -                  11,751,509                     -
Soap and Cleaning Preparations                                   -                  19,365,115                     -
Telephone-Integrated                                             -                  26,439,215                     -
Tobacco                                                          -                  55,610,276                     -
Transportation - Services                                    35,704,721             13,201,351                     -
All Other                                                   931,944,933                 -                          -

Corporate Bonds                                                  -                  27,593,193                     -

Warrants                                                         -                  27,290,974                     -

Total Investments in Securities                           $ 1,221,627,911       $1,173,897,394                  $  -
------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Agricultural Operations                                       $  -              $      623,427                  $  -
------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
Janus Worldwide Fund                                          $  -              $      378,808                  $  -
------------------------------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Worldwide Fund                                            $    228,252,486
--------------------------------------------------------------------------------

Perkins Global Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 87.0%
Aerospace and Defense -- 0.8%
               11,270    General Dynamics Corp.                                                       $     839,840
Agricultural Chemicals -- 0.7%
              137,000    Nitto FC Co., Ltd.**                                                               778,733
Applications Software -- 2.6%
              107,195    Microsoft Corp.                                                                  2,787,070
Beverages - Non-Alcoholic -- 1.2%
               17,255    PepsiCo, Inc.                                                                    1,215,270
Beverages - Wine and Spirits -- 0.7%
               37,270    Diageo PLC                                                                         761,386
Brewery -- 1.5%
               35,420    Molson Coors Brewing Co. - Class B                                               1,584,691
Cable/Satellite Television -- 0.7%
               32,280    Comcast Corp.                                                                      782,144
Cellular Telecommunications -- 5.7%
               24,235    Rogers Communications, Inc.                                                        959,899
               16,895    SK Telecom Co., Ltd.                                                             2,552,175
              938,986    Vodafone Group PLC                                                               2,495,087
                                                                                                          6,007,161
Chemicals - Specialty -- 0.3%
               42,900    Nippon Fine Chemical Co., Ltd.**                                                   273,808
Commercial Banks -- 3.2%
               61,735    Firstmerit Corp.                                                                 1,019,245
               98,060    Glacier Bancorp., Inc.                                                           1,321,849
               18,970    Hancock Holding Co.                                                                587,690
               33,260    TCF Financial Corp.                                                                458,988
                                                                                                          3,387,772
Commercial Services - Finance -- 2.3%
                2,660    MasterCard, Inc. - Class A                                                         801,564
               12,835    Visa, Inc. - Class A                                                             1,081,477
               30,085    Western Union Co.                                                                  602,603
                                                                                                          2,485,644
Computers -- 0.5%
               14,655    Hewlett-Packard Co.                                                                533,442
Cosmetics and Toiletries -- 1.9%
               35,600    Pola Orbis Holdings, Inc.**                                                        935,903
               16,165    Procter & Gamble Co.                                                             1,027,609
                                                                                                          1,963,512
Electric - Integrated -- 2.0%
               19,817    E.ON A.G.**                                                                        562,502
                8,495    Entergy Corp.                                                                      580,039
               16,619    GDF Suez**                                                                         608,136
               12,025    PPL Corp.                                                                          334,656
                                                                                                          2,085,333
Electric Products - Miscellaneous -- 0.6%
               26,300    Icom, Inc.**                                                                       677,170
Electronic Connectors -- 1.7%
               17,400    Hirose Electric Co., Ltd.**                                                      1,783,903
Electronic Measuring Instruments -- 1.3%
               78,200    Cosel Co., Ltd.**                                                                1,358,013
Food - Miscellaneous/Diversified -- 4.8%
               10,447    Groupe Danone**                                                                    779,411
               31,471    Nestle S.A.                                                                      1,956,481
               56,361    Orkla A.S.A.                                                                       535,888
               53,629    Unilever N.V.**                                                                  1,756,695
                                                                                                          5,028,475
Food - Retail -- 2.4%
               14,340    Carrefour S.A.**                                                                   588,889
              308,997    Tesco PLC                                                                        1,995,338
                                                                                                          2,584,227
Human Resources -- 0.2%
                  221    Pasona Group, Inc.**                                                               204,743
Internet Security -- 0.3%
               15,940    Symantec Corp.*                                                                    314,337
Leisure & Recreation Products -- 0.3%
               47,000    Sansei Yusoki Co., Ltd.**                                                          267,323
Machinery - Pumps -- 0.4%
               54,000    Tsurumi Manufacturing Co., Ltd.**                                                  393,504
Medical - Biomedical and Genetic -- 1.3%
               24,135    Amgen, Inc.*                                                                     1,408,277
Medical - Drugs -- 9.9%
               30,255    Abbott Laboratories                                                              1,592,018
              101,875    GlaxoSmithKline PLC                                                              2,180,869
               43,613    Novartis A.G.                                                                    2,672,416
               28,875    Pfizer, Inc.                                                                       594,825
               10,190    Roche Holding A.G.                                                               1,705,284
               21,397    Sanofi**                                                                         1,719,574
                                                                                                         10,464,986
Medical - HMO -- 0.9%
               12,535    WellPoint, Inc.                                                                    987,382
Medical Instruments -- 3.8%
               62,800    As One Corp.**                                                                   1,309,926
               23,700    Fukuda Denshi Co., Ltd.**                                                          697,693
                  590    Medikit Co., Ltd.**                                                                197,805
               47,725    Medtronic, Inc.                                                                  1,838,844
                                                                                                          4,044,268
Medical Products -- 3.0%
                4,210    Baxter International, Inc.                                                         251,295
               44,045    Johnson & Johnson                                                                2,929,873
                                                                                                          3,181,168
Metal Products - Distributors -- 0.5%
               82,400    Furusato Industries, Ltd.**                                                        570,615
Metal Products - Fasteners -- 0.9%
               69,800    Kitagawa Industries Co., Ltd.**                                                    944,748
Miscellaneous Manufacturing -- 0.3%
               30,200    Mirai Industry Co., Ltd.**                                                         348,261
Multi-Line Insurance -- 2.4%
               22,475    Allstate Corp.                                                                     686,162
               29,125    Old Republic International Corp.                                                   342,219
               51,310    Unitrin, Inc.                                                                    1,522,367
                                                                                                          2,550,748
Multimedia -- 0.3%
                8,460    Time Warner, Inc.                                                                  307,690
Networking Products -- 0.6%
               41,835    Cisco Systems, Inc.                                                                653,044
Non-Hazardous Waste Disposal -- 0.3%
               11,815    Republic Services, Inc.                                                            364,493
Oil Companies - Exploration and Production -- 0.5%
                6,190    Devon Energy Corp.                                                                 487,834
Oil Companies - Integrated -- 3.1%
               10,790    BP PLC (ADR)                                                                       477,889
               48,263    Total S.A.**                                                                     2,791,035
                                                                                                          3,268,924
Property and Casualty Insurance -- 2.0%
              320,000    NKSJ Holdings, Inc.**                                                            2,111,705
Protection - Safety -- 1.2%
               40,900    Secom Joshinetsu Co., Ltd.**                                                     1,263,842
Publishing - Books -- 1.8%
               30,240    Daekyo Co., Ltd.                                                                   161,867
              192,280    Reed Elsevier PLC                                                                1,748,396
                                                                                                          1,910,263
Real Estate Operating/Development -- 0.7%
               35,470    St. Joe Co.*                                                                       739,195
REIT - Mortgage -- 0.6%
               36,365    Annaly Mortgage Management, Inc.                                                   656,025
Retail - Discount -- 2.3%
               45,455    Wal-Mart Stores, Inc.                                                            2,415,479
Retail - Drug Store -- 1.1%
               29,560    CVS Caremark Corp.                                                               1,110,865
Savings/Loan/Thrifts -- 4.3%
                7,240    Capitol Federal Financial, Inc.                                                     85,143
              153,781    First Niagara Financial Group, Inc.                                              2,029,909
               26,290    Investors Bancorp, Inc.*                                                           373,318
              128,740    Washington Federal, Inc.                                                         2,115,198
                                                                                                          4,603,568
Schools -- 0.5%
              146,600    Shingakukai Co., Ltd.**                                                            543,439
Seismic Data Collection -- 0.2%
              117,615    Pulse Seismic, Inc.*                                                               245,184
Soap and Cleaning Preparations -- 0.2%
              112,105    McBride PLC                                                                        248,641
Steel - Producers -- 0.5%
                1,201    POSCO                                                                              521,737
Telephone - Integrated -- 2.3%
               76,265    AT&T, Inc.                                                                       2,395,484
Tobacco -- 4.0%
               15,759    British American Tobacco PLC                                                       690,661
               42,105    Imperial Tobacco Group PLC                                                       1,399,701
               33,668    KT&G Corp.                                                                       2,094,166
                                                                                                          4,184,528
Transportation - Air Freight -- 0.4%
               40,180    TNT Express N.V.*,**                                                               416,680
Transportation - Services -- 0.3%
               40,180    PostNL N.V. (ADR)**                                                                340,891
Water -- 0.5%
               27,184    Suez Environment S.A.**                                                            541,737
Wire and Cable Products -- 0.2%
               99,000    Nichia Steel Works, Ltd.**                                                         248,757
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $81,610,266)                                                                    92,177,959
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 13.0%
           13,714,000    ING Financial Markets LLC, 0.1000%
                         dated 6/30/11, maturing 7/1/11
                         to be repurchased at $13,714,004
                          collateralized by $15,140,208
                         in U.S. Treasuries
                         0.0000% - 2.1250%, 7/15/14 - 2/15/41
                         with a value of $13,988,385 (cost  $13,714,000)                                 13,714,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $95,324,266) - 100%                                                     $ 105,891,959
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
June 30, 2011 (unaudited)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Canada                          $    1,205,083            1.2%
France                               7,028,782            6.6%
Germany                                562,502            0.5%
Japan                               14,909,891           14.1%
Netherlands                          2,514,266            2.4%
Norway                                 535,888            0.5%
South Korea                          5,329,945            5.0%
Switzerland                          6,334,181            6.0%
United Kingdom                      11,997,968           11.3%
United States++                     55,473,453           52.4%
---------------------------------------------------------------
Total                           $  105,891,959          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (39.4% excluding Cash Equivalents).

                                                                                              Unrealized
Counterparty/Currency                                Currency              Currency        Appreciation/
Soldand Settlement Date                            Units Sold          Value U.S. $       (Depreciation)
---------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Japanese Yen 8/18/11                              400,000,000           $ 4,971,066            $ 10,378
---------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 8/25/11                              313,000,000             3,890,029             (13,004)
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
Euro 8/4/11                                         3,550,000             5,142,579             (39,205)
---------------------------------------------------------------------------------------------------------
Total                                                                   $14,003,674            $(41,831)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.


The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2011. See Significant Accounting Policies for more information.

                                                                          Level 2            Level 3
                                                                     Other Significant     Significant
Valuation Inputs Summary (as of June 30,             Level 1            Observable         Unobservable
2011)                                            Quoted - Prices         Inputs(a)            Inputs
---------------------------------------------------------------------------------------------------------
Perkins Global Value Fund
Common Stock
Agricultural Chemicals                            $          --       $       778,733      $        --
Beverages - Wine and Spirits                                 --               761,386               --
Cellular Telecommunications                             959,899             5,047,262               --
Chemicals - Specialty                                        --               273,808               --
Cosmetics and Toiletries                              1,027,609               935,903               --
Electric - Integrated                                   914,694             1,170,639               --
Electric Products - Miscellaneous                            --               677,170               --
Electronic Connectors                                        --             1,783,903               --
Electronic Measuring Instruments                             --             1,358,013               --
Food - Miscellaneous/Diversified                             --             5,028,475               --
Food - Retail                                                --             2,584,227               --
Human Resources                                              --               204,744               --
Leisure and Recreation Products                              --               267,323               --
Machinery - Pumps                                            --               393,504               --
Medical - Drugs                                       2,186,843             8,278,143               --
Medical Instruments                                   1,838,844             2,205,424               --
Metal Products - Distributors                                --               570,615               --
Metal Products - Fasteners                                   --               944,748               --
Miscellaneous Manufacturing                                  --               348,262               --
Oil Companies - Integrated                                   --             3,268,924               --
Property and Casualty Insurance                              --             2,111,705               --
Protection - Safety                                          --             1,263,842               --
Publishing - Books                                           --             1,910,263               --
Schools                                                      --               543,439               --
Soap and Cleaning Preparations                               --               248,641               --
Steel - Producers                                            --               521,737               --
Tobacco                                                      --             4,184,528               --
Transportation - Air Freight                                 --               416,680               --
Transportation - Services                                    --               340,891               --
Water                                                        --               541,737               --
Wire and Cable Products                                      --               248,757               --

All Other                                            36,036,644                    --               --

Repurchase Agreement                                         --            13,714,000               --
-----------------------------------------------------------------------------------------------------------
Total Investment in Securities                       42,964,533       $    62,927,426      $        --
-----------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):                   $          --       $       (41,831)     $        --
-----------------------------------------------------------------------------------------------------------

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2011 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Global Value Fund                                          $  25,015,442

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Long/Short Fund, Janus Overseas Fund, Janus Protected Series - Growth, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, and Perkins Global Value Fund (collectively, the "Funds" and individually, a "Fund"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Significant Accounting Policies include information for a nine-month period from October 1, 2010 to June 30, 2011. The Trust offers forty-one funds which include multiple series of shares, with differing investment objectives and policies. Twenty-two funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus Global Select, Janus Long/Short Fund, and Janus Twenty Fund, which are classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at June 30, 2011. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at June 30, 2011, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on swap contracts, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

      o Counterparty Risk - Counterparty risk is the risk that the counterparty or a third party will not fulfill its obligation to a Fund.

      o Credit Risk - Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

      o Currency Risk - Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      o Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      o Index Risk - If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

      o Interest Rate Risk - Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund's NAV to likewise decrease, and vice versa.

      o Leverage Risk - Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      o Liquidity Risk - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on swap contracts ("swaptions"), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended June 30, 2011 is indicated in the tables below:

                                                        Number of                   Premiums
Call Options                                            Contracts                   Received
Janus Contrarian Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           29,517              $  1,744,037
                                                                   150,957
Options written                                                                           23,432,760
Options closed                                                    (104,299)              (19,660,956)
Options expired                                                    (71,832)               (5,142,497)
Options exercised                                                   (4,343)                 (373,344)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -              $          -
------------------------------------------------------------------------------------------------------


Janus  Emerging Markets Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                                -                        $ -
Options written                                                        163                     19,275
Options closed                                                        (120)                   (11,962)
Options expired                                                        (36)                    (5,584)
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     7                     $1,729
------------------------------------------------------------------------------------------------------


Janus Forty Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           23,236                $ 7,315,156
Options written                                                          -                          -
Options closed                                                           -                          -
Options expired                                                    (20,696)                (3,285,954)
Options exercised                                                   (2,540)                (4,029,202)
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -               $          -
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Janus Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           73,421               $ 10,526,119
Options written                                                    104,642                  7,967,679
Options closed                                                    (128,983)               (10,614,103)
Options expired                                                     (4,971)                (1,075,221)
Options exercised                                                  (39,709)                (5,915,471)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                 4,400               $    889,003
------------------------------------------------------------------------------------------------------


Janus Global Real Estate Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                                6                        762
Options written                                                          -                          -
Options closed                                                           -                          -
Options expired                                                         (6)                      (762)
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -               $          -
------------------------------------------------------------------------------------------------------


Janus Global Select Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           15,727               $  3,807,950
Options written                                                    239,626                 63,089,607
Options closed                                                    (132,009)               (27,794,313)
Options expired                                                    (72,894)               (20,425,820)
Options exercised                                                  (46,450)                (2,932,144)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                 4,000               $ 15,745,280
------------------------------------------------------------------------------------------------------


Janus Global Technology Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                                -               $          -
Options written                                                     23,835                  2,071,377
Options closed                                                           -                          -
Options expired                                                          -                          -
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                23,835               $  2,071,377
------------------------------------------------------------------------------------------------------


Janus Long/Short Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                            4,984               $    348,509
Options written                                                     38,763                  3,560,261
Options closed                                                     (29,365)                (2,755,493)
Options expired                                                     (3,167)                  (271,780)
Options exercised                                                   (5,869)                  (331,995)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                 5,346               $    549,502
------------------------------------------------------------------------------------------------------


Janus Twenty Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           31,937               $ 10,315,504
Options written                                                          -                          -
Options closed                                                           -                          -
Options expired                                                    (28,278)                (4,511,232)
Options exercised                                                   (3,659)                (5,804,272)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -                        $ -
------------------------------------------------------------------------------------------------------


Janus Worldwide Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                                -               $          -
Options written                                                      2,400                    201,673
Options closed                                                      (1,600)                  (137,574)
Options expired                                                          -                          -
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                   800               $     64,099
------------------------------------------------------------------------------------------------------

                                                               Number of                   Premiums
Put Options                                                    Contracts                   Received
Janus Contrarian Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                          152,319               $ 14,990,770
Options written                                                  1,034,898                 91,340,387
Options closed                                                    (715,468)               (68,352,114)
Options expired                                                   (302,568)               (27,093,274)
Options exercised                                                 (169,181)               (10,885,769)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -               $          -
------------------------------------------------------------------------------------------------------


Janus Emerging Markets Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                                -               $          -
Options written                                                      3,268                     17,116
Options closed                                                      (1,639)                    (8,799)
Options expired                                                        (10)                      (484)
Options exercised                                                      (19)                    (7,426)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                 1,600               $        407
------------------------------------------------------------------------------------------------------


Janus Forty Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           23,236               $  5,667,298
Options written                                                     30,500                  4,245,600
Options closed                                                           -                          -
Options expired                                                    (23,236)                (5,667,298)
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                30,500               $  4,245,600
------------------------------------------------------------------------------------------------------


Janus Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                          173,175               $ 26,298,028
Options written                                                     77,085                 17,356,365
Options closed                                                    (248,410)               (42,850,417)
Options expired                                                     (1,850)                  (803,976)
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -               $          -
------------------------------------------------------------------------------------------------------

Janus Global Real Estate Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                              372              $      35,538
Options written                                                       3795                    420,557
Options closed                                                        (123)                   (27,291)
Options expired                                                     (1,497)                  (112,043)
Options exercised                                                     (325)                   (39,650)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                 2,222              $     277,111
------------------------------------------------------------------------------------------------------


Janus Global Select Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           51,027              $   5,781,181
Options written                                                  1,208,726                 90,495,921
Options closed                                                    (634,746)               (52,930,922)
Options expired                                                   (305,648)               (18,231,970)
Options exercised                                                 (103,404)                  (602,129)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                               215,955              $  24,512,081
------------------------------------------------------------------------------------------------------


Janus Global Technology Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                                -              $           -
Options written                                                     12,990                  1,399,299
Options closed                                                           -                          -
Options expired                                                          -                          -
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                12,990              $   1,399,299
------------------------------------------------------------------------------------------------------


Janus Long/Short Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                            9,504              $   1,241,914
Options written                                                     33,688                  3,644,979
Options closed                                                     (32,893)                (3,948,270)
Options expired                                                     (5,053)                  (377,391)
Options exercised                                                   (2,643)                  (178,531)
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                 2,603              $     382,701
------------------------------------------------------------------------------------------------------


Janus Twenty Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           31,937              $   8,014,361
Options written                                                     41,900                  5,832,480
Options closed                                                           -                          -
Options expired                                                    (31,937)                (8,014,361)
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                41,900              $   5,832,480
------------------------------------------------------------------------------------------------------


Janus Worldwide Fund
------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 2010                           13,189              $   1,107,981
Options written                                                          -                          -
Options closed                                                     (13,189)                (1,107,981)
Options expired                                                          -                          -
Options exercised                                                        -                          -
------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 2011                                     -              $           -
------------------------------------------------------------------------------------------------------

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as dividend and total return swaps are described below.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Funds gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for dividend swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds adopted the provisions for "Derivatives and Hedging," which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds, such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Fund's ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended June 30, 2011 are indicated in the table below:

Fund                            Average Monthly Value                Rates
--------------------------------------------------------------------------------
Janus Balanced Fund             $49,612,159                    2.9400% - 6.7500%


Borrowing

Janus Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds' investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Funds' investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Funds' performance.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total returns. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae's and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae's and Freddie Mac's debt and equities is unclear. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate. In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund's sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Global Real Estate Fund and Janus Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing

The Funds may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other securities, including, but not limited to, REITs and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Funds may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of their total assets as determined at the time of the loan origination. When the Funds lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Funds may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Funds may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the security or gaining access to the collateral provided to the Funds to collateralize the loan. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Funds. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Funds' direction to Deutsche Bank AG (the "Lending Agent"). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds' portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Funds did not have any securities on loan during the fiscal period ended June 30, 2011.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Global Real Estate Fund, and Janus Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Janus Long/Short Fund is not subject to any such limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

Sovereign Debt

Investments in foreign government debt securities ("sovereign debt") can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor's willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor's policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund's holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of June 30, 2011 are noted below.

-------------------------------------------------------------------------------------------------------
            Fund               Federal Tax Cost    Unrealized         Unrealized            Net
                                                  Appreciation      (Depreciation)     Appreciation/
                                                                                       (Depreciation)
-------------------------------------------------------------------------------------------------------
Janus Balanced Fund              $6,100,596,134     $866,254,587      $(49,242,260)      $817,012,327
-------------------------------------------------------------------------------------------------------
Janus Contrarian Fund             3,155,723,343      405,632,852      (309,307,980)        96,324,872
-------------------------------------------------------------------------------------------------------
Janus Emerging Markets Fund          16,947,968          374,632        (1,027,380)          (652,748)
-------------------------------------------------------------------------------------------------------
Janus Enterprise Fund             2,002,615,356      825,591,498       (25,684,971)       799,906,527
-------------------------------------------------------------------------------------------------------
Janus Forty Fund                  4,347,405,270    1,263,644,579       (17,490,561)     1,246,154,018
-------------------------------------------------------------------------------------------------------
Janus Fund                        7,041,222,568    1,585,409,304       (94,095,263)     1,491,314,041
-------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund     568,611,588      182,500,573       (12,666,166)       169,834,407
-------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund        73,876,109        9,677,975        (2,241,784)         7,436,191
-------------------------------------------------------------------------------------------------------
Janus Global Research Fund          243,776,142       53,142,305        (8,905,739)        44,236,566
-------------------------------------------------------------------------------------------------------
Janus Global Select Fund          3,226,571,216      537,817,894      (160,749,163)       377,068,731
-------------------------------------------------------------------------------------------------------
Janus Global Technology Fund        786,516,815      155,877,861       (33,825,845)       122,052,016
-------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund      3,176,577,907      872,568,268       (30,308,517)       842,259,751
-------------------------------------------------------------------------------------------------------
Janus International Equity Fund     230,095,261       38,362,840        (6,434,203)        31,928,637
-------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                54,812,525        2,039,672          (263,841)         1,775,831
-------------------------------------------------------------------------------------------------------
Janus Overseas Fund              11,624,330,085    2,554,709,908    (1,251,506,747)     1,303,203,161
-------------------------------------------------------------------------------------------------------
Janus Protected Series - Growth      36,038,948          473,478          (452,125)            21,353
-------------------------------------------------------------------------------------------------------
Janus Research Fund               2,951,652,062      677,926,325       (45,957,147)       631,969,178
-------------------------------------------------------------------------------------------------------
Janus Triton Fund                 1,939,065,663      347,767,077       (24,303,682)       323,463,395
-------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 6,803,920,904    2,188,661,724      (114,081,934)     2,074,579,790
-------------------------------------------------------------------------------------------------------
Janus Venture Fund                  977,296,582      370,752,750       (40,018,817)       330,733,933
-------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              2,235,397,364      243,594,189       (82,842,821)       160,751,368
-------------------------------------------------------------------------------------------------------
Perkins Global Value Fund            95,602,798       11,826,261        (1,537,100)        10,289,161
-------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of June 30, 2011 are as follows:

-------------------------------------------------------------------------------------------------------
                                 Federal Tax       Unrealized         Unrealized           Net Tax
                                Proceeds from    (Appreciation)      Depreciation      (Appreciation)/
                               Securities Sold                                          Depreciation
                                    Short
-------------------------------------------------------------------------------------------------------
Janus Global Select Fund         $(66,596,116)     $(3,438,464)            $-           $(3,438,464)
-------------------------------------------------------------------------------------------------------
Janus Global Technology Fund      (25,105,815)        (238,094)          161,404            (76,690)
-------------------------------------------------------------------------------------------------------
Janus Long/Short Fund             (13,740,961)        (530,039)          862,212            332,173
-------------------------------------------------------------------------------------------------------
Janus Triton Fund                  (6,310,049)      (3,228,110)             -            (3,228,110)
-------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended June 30, 2011, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                         Purchases             Sales           Dividend            Value
                                        Shares/Cost         Shares/Cost         Income          at 6/30/11
-------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Balanced Fund                    $1,711,042,665    $(1,662,816,000)       $197,638         $89,309,504
Janus Contrarian Fund                     645,005,000       (379,744,000)         15,057         265,261,000
Janus Emerging Markets Fund                16,802,822        (16,095,000)            902             707,822
Janus Enterprise Fund                     420,356,204       (305,104,000)        185,192         144,663,204
Janus Forty Fund                        1,598,076,832     (2,001,237,879)        174,611         115,819,000
Janus Fund                              1,796,674,383     (1,594,089,000)        194,923         317,504,983
Janus Global Life Sciences Fund           125,037,284       (125,142,198)          8,576           9,543,086
Janus Global Real Estate Fund              31,839,818        (32,991,000)          9,209           4,897,044
Janus Global Research Fund                 55,741,353        (54,870,353)          5,647           3,052,000
Janus Global Select Fund                1,671,735,689     (1,525,145,681)        163,478         240,575,901
Janus Global Technology Fund              304,888,691       (294,282,370)         36,012          27,420,258
Janus Growth and Income Fund                                                                               -
                                          687,582,748  (805,744,529)              70,274
Janus International Equity Fund            99,469,128       (105,263,061)         11,037                   -
Janus Overseas Fund                     2,487,828,454     (2,687,057,116)        275,553                   -
Janus Protected Series                     34,662,673        (30,835,000)          1,130           3,827,673
- Growth
Janus Research Fund                       793,785,201       (758,036,201)         31,232          35,749,000
Janus Triton Fund                         838,972,379       (752,563,000)        217,506         171,934,735
Janus Twenty Fund                       2,568,878,956     (2,509,346,000)        334,769         357,055,956
Janus Venture Fund                        257,608,693       (268,812,000)         94,317          49,366,562
Janus Worldwide Fund                      564,403,767       (653,692,865)         79,417                   -
-------------------------------------------------------------------------------------------------------------
                                      $16,710,392,740   $(16,562,867,253)    $ 2,106,480     $ 1,836,687,728
-------------------------------------------------------------------------------------------------------------

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts
(GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2011 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurements Standards by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" on the Schedules of Investments (if applicable). Management believes applying this guidance does not have a material impact on the financial statements.

The Funds adopted FASB Accounting Standards Update "Fair Value Measurements and Disclosures" (the "Update"). This Update applies to the Funds' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, "Improving Disclosures About Fair Value Measurements." The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Funds have early adopted the disclosure and are disclosing purchases and sales on a gross basis in the Level 3 roll forward accordingly. The adoption of this Accounting Standards Update did not have any impact on each Fund's financial position or the results of its operations.

Subsequent Events

Effective July 1, 2011, Janus Capital is reimbursed additional out-of-pocket costs from the Funds that it incurs for providing administration services to the Funds (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived).

Effective September 30, 2011, Janus Long/Short Fund will change its name to "Janus Global Market Neutral Fund" (the "Fund") and will change its primary benchmark index from the S&P 500(R) Index to the Citigroup 3-Month U.S. Treasury Bill Index. In addition, the Fund will change its secondary benchmark from LIBOR to the Morgan Stanley Capital International ("MSCI") All Country World IndexSM.

Management has evaluated whether any other events or transactions occurred subsequent to June 30, 2011 and through the date of issuance of the Funds' financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds' financial statements.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: August 29, 2011

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2011